As Filed
(Translation)
COVER PAGE
Filing Documents:	SECURITIES REGISTRATION STATEMENT

Place where this Securities Registration	Director-General of Kanto Local Finance Bureau
Statement is being filed:

Filing Date:	March 31, 2008

Name of the Registrant Fund:	PUTNAM U.S. GOVERNMENT INCOME TRUST

Name and Official Title of Representative of	Charles E. Porter
Trustees:	Executive Vice President, Associate Treasurer,
Principal Executive Officer and Compliance
Liaison

Address of Principal Office:	One Post Office Square
Boston, Massachusetts 02109
U. S. A.

Name and Title of Attorney-in-fact:	Akihiro Wani
Attorney-at-Law

Address or Location of Attorney-in-fact:	Gaikokuho Kyodo-Jigyo Horitsu Jimusho
Linklaters
Meiji Yasuda Building
1-1, Marunouchi 2-chome
Chiyoda-ku, Tokyo 100-0005 Japan

Name of Liaison Contact:	Akihiro Wani
Attorney-at-Law

Place of Liaison Contact:	Gaikokuho Kyodo-Jigyo Horitsu Jimusho
Linklaters
Meiji Yasuda Building
1-1, Marunouchi 2-chome
Chiyoda-ku, Tokyo 100-0005 Japan

Phone Number:	03-6212-1200

Name of the Fund Making Public Offering or	PUTNAM U.S. GOVERNMENT INCOME TRUST
Sale of Foreign Investment Fund Securities to
be covered by this Securities Registration
Statement:

Type and Aggregate Amount of Foreign	Up to 97.17 million Class M Shares. Up to the
Investment Fund Securities to be Publicly	total amount obtained by aggregating the
Offered or Sold to be covered by this	amounts calculated by multiplying the respective
Securities Registration Statement:	net asset value per Class M Share in respect of
97.17 million Class M Shares. (The maximum
amount expected to be sold is 1,319 million U.S.
dollars (JPY 140 billion).

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Note 1:	U.S.$ amount is translated into Japanese Yen at the rate of U.S.$1.00=JPY106.40, the mean of the exchange rate quotations by The Bank of Tokyo-Mitsubishi UFJ, Ltd. for buying and selling spot dollars by telegraphic transfer against yen on January 31, 2008.

.Note 2:	The maximum amount expected to be sold is an amount calculated by multiplying the net asset value per Class M Share as of January 31, 2008 (U.S.$ 13.57) by 97.17 million Class M Shares for convenience.

	Places where a copy of this Securities	Not applicable.
Registration Statement is available for Public
Inspection:

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PART I. INFORMATION CONCERNING SECURITIES

(1) NAME OF FUND:

PUTNAM U.S. GOVERNMENT INCOME TRUST
(hereinafter referred to as the “Fund”)

(2) TYPE, ETC. OF FOREIGN INVESTMENT FUND SECURITIES:

Six classes of shares (Class A shares, Class B shares, Class C shares, Class M shares, Class R shares and Class Y shares). Registered shares of beneficial interest without par value. Shares may be subscribed additionally. In Japan, only Class M Shares (hereinafter referred to as the “Shares”) are for public offering. No rating has been acquired.

(3) TOTAL AMOUNT OF ISSUE (OFFERING) PRICE:

Up to the total amount obtained by aggregating the amounts calculated by multiplying the respective net asset value per Share in respect of 97.17 million Shares. (The maximum amount expected to be sold is 1,319 million U.S. dollars (JPY 140 billion).

Note 1: The maximum amount expected to be sold is the amount calculated, for convenience, by multiplying the net asset value per Share as of January 31, 2008 ($13.57) by the number of Shares to be offered (97.17 million).

Note 2: Dollar amount is translated for convenience at the rate of $1.00 = JPY 106.40 (the mean of the exchange rate quotations by The Bank of Tokyo-Mitsubishi UFJ, Ltd. for buying and selling spot dollars by telegraphic transfer against yen on January 31, 2008). The same conversion applies hereinafter.

Note 3: In this document, money amounts and percentages have been rounded. Therefore, there are cases in which the amount of the “total” column is not equal to the aggregate amount. Also, conversion into yen is calculated by multiplying the corresponding dollar amount by the conversion rate specified and rounded when necessary. As a result, there are cases in which Japanese yen figures for the same information may differ from each other.

(4) ISSUE (OFFERING) PRICE:

The net asset value per Share next calculated on a Fund Business Day after the application for purchase is received by the Fund.

Note: A “Fund Business Day” means a day on which the New York Stock Exchange is open for business.

(5) SALES CHARGE:

The public offering price means the amount calculated by dividing the net asset value by (1 -0.0325) and rounded to three decimal places. The sales charge in Japan shall be 3.15% (3.00% before consumption tax) of the amount obtained by deduction of the amount equivalent to 3.00% of the public offering price from such price (hereinafter referred to as the “Sales Price”). Any amount which is over the net asset value of the Sales Price shall be retained by Putnam Retail Management Limited Partnership (hereinafter referred to as “Putnam Retail Management”), principal underwriter of the Fund.

(6) MINIMUM AMOUNT OR NUMBER OF SHARES FOR SUBSCRIPTION:

The minimum amount for purchase of Shares is 100 shares, and shares may be purchased in integral multiples of 100 shares.

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(7) PERIOD OF SUBSCRIPTION:

From April 1, 2008 (Tuesday) to March 31, 2009 (Tuesday)
provided that the subscription is handled only on a Fund Business Day and a business day when the Distributor defined below is open for business in Japan.

(8) PLACE OF SUBSCRIPTION:

Mitsubishi UFJ Securities Co., Ltd. (hereinafter referred to as “MUS” or the “Distributor”) 4-1, Marunouchi 2-chome, Chiyoda-ku, Tokyo

Note: The subscription is handled at the head office and the branch offices in Japan of the above-mentioned distributor.

(9) DATE OF PAYMENT:

Investors shall pay the Issue Price and Sales Charge to the Distributor or the sales handling companies within 4 business days in Japan from the day when Distributor or the sales handling companies confirm the execution of the order (the “Trade Day”). The total issue price for each date of subscription (the “Application Day”) will be transferred by the Distributor to the transfer agent within 4 Fund Business Days (hereinafter referred to as “Payment Date”) from (and including) the Application Day.

(10) PLACE OF PAYMENT

Head office and branch offices in Japan of MUS.

(11) MATTERS REGARDING TRANSFER INSTITUTION

Not applicable.

(12) MISCELLANEOUS:

A. ADVANCE ON SUBSCRIPTION

Advance on subscription is not required.

B. OUTLINE OF UNDERWRITING, ETC.:

(a) MUS undertakes to make a public offering of the Shares in accordance with an agreement dated November 25, 1997 with Putnam Retail Management in connection with the sale of the Shares in Japan.

(b) MUS will execute or forward the purchase orders and repurchase requests relating to the Shares received directly or indirectly through other sales and repurchase handling companies (hereinafter referred to as the “Sales Handling Company”) to the Fund.

Note: “Sales Handling Company” means a financial instruments agent company and/or registration agent financial institution which shall conclude an agreement with the Distributor concerning agency business of shares of the Fund, act as agent for the Distributor for the subscription or repurchase of shares of the Fund from investors, and handle the business concerning receipt of subscription money from investors or the payment of repurchase proceeds to investors.

(c) The Fund has appointed MUS as the Agent Company in Japan.

Note: “Agent Company” shall mean a company which, under a contract made with a foreign issuer of investment securities, makes public the net asset value per Share and submits or forwards the financial reports or other documents to the Japan Securities Dealers Association (“JSDA”) and the Sales Handling Companies rendering such other services.

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C. Method of Subscription:

Investors who subscribe to Shares shall enter into an agreement with the Distributor or the Sales Handling Company concerning transactions of foreign securities. The Distributor or the Sales Handling Company shall provide to the investors an Agreement Concerning a Foreign Securities Transactions Account and other agreements (“Account Agreement”) and the investors shall submit to the Distributor or the Sales Handling Company an application requesting the opening of a transactions account under the Account Agreement. The subscription amount shall be paid in yen in principal and the yen exchange rate shall be the exchange rate which shall be based on the foreign exchange rate quoted in the Tokyo Foreign Exchange Market on the Trade Day of each subscription and which shall be determined by the Distributor or the Sales Handling Company.

The subscription amount shall be paid in dollars to the transfer agent for the Fund by MUS on the Payment Date.

D. Investor Profile

The Fund is designed for investors seeking as high a level of current income as the Investment Management Company believes is consistent with preservation of capital. The Fund discourages short-term trading activity. It should not be an investor’s sole investment. However, the Fund may be appropriate as part of a portfolio of funds with different investment strategies, such as growth, blend, value, and income. Investors should ask their financial representatives for details.

E. Past Performance

The performance information below gives some indication of the risks and potential rewards associated with an investment in the Fund and why a long-term investment horizon is important. The bar chart shows calendar year returns and the average annual total return over the past 10 years for the Fund’s Class M shares. Performance figures in the bar chart do not reflect the impact of sales charges. If they did, performance would be less than that shown. Although this information can be valuable, it is important to remember that past performance is not necessarily an indication of future results.

Calendar year total returns for Class M Shares

Annual performance of Class M shares at net asset value.

► In the Fund’s best calendar quarter during this period (Q3 2001), a $1,000 investment would have grown 4.20% to $1,042.

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► In the Fund worst calendar quarter during this period (Q2 2004), a $1,000 investment would have declined 1.24% to $988.

Average Annual Total Returns (for periods ending 12/31/07)

	Past 1 year	Past 5	Past 10
		years	years

Class M before taxes	3.32%	2.74%	4.39%

Lehman GNMA Index	6.98%	4.39%	5.85%
(no deduction for fees, expenses or taxes)

This table compares the Fund’s performance to that of a broad measure of market performance. Unlike the bar chart, this performance information reflects the impact of sales charge of 3.25% . (See “F. Cost Associated with an investor’s investment” for details.) Class M share performance reflects the current maximum initial sales charges. The Fund’s performance for portions of the period benefited from the Investment Management Company’s agreement to limit the Fund’s expenses.

The Fund’s performance is compared to the Lehman GNMA Index, an unmanaged index of GNMA bonds.

F. Cost Associated with an investor’s investment

Maximum sales charges and redemption fees (paid directly from an investor’s investment)

This table summarizes the fees and expenses investors may pay if they invest in the Fund. Expenses are based on the Fund’s last fiscal year.

Shareholder Fees (fees paid directly from an investor’s investment)*

Maximum sales charge (load) imposed on purchases (as a	3.25% / 3.40%**
percentage of the offering price)

Maximum deferred sales charge (load) (as a percentage of the	None***
original purchase price or redemption proceeds, whichever is lower)

Maximum Redemption Fee**** (as a percentage of total redemption	1.00%
proceeds)

* Certain investments in class M shares may qualify for discounts on applicable sales charges.

** Percentage after consumption tax applicable in Japan (3.25% before consumption tax).

*** A deferred sales charge of 0.40% on class M shares may be imposed on certain redemptions of shares bought without an initial sales charge outside of Japan.

**** A 1.00% redemption fee (also referred to as a “short-term trading fee”) may apply to any shares that are redeemed (either by selling or exchanging into another fund) within 7 days of purchase.

(Redemption fees will not apply to redemptions from omnibus accounts in which Japanese shareholders invest.)

Total Annual Fund Operating Expenses† (expenses that are deducted from fund assets)

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All mutual funds pay ongoing fees for investment management and other services. These charges, expressed as a percentage of fund assets, are known as the Total Annual Fund Operating Expenses.

The table below shows the Fund’s annual operating expenses for the fiscal year ended September 30, 2007 (except as otherwise indicated).

	Management	Distribution	Other	Total	Expense	Net
	Fees	(12b-1)	Expenses††	Annual	Reimburse-	Expenses
		Fees		Fund	ment
Operating
Expenses

Class	0.51%	0.49%†††	0.24%	1.24%	-0.01%	1.23%
M

† Reflects the Investment Management Company’s contractual obligation to limit fund expenses through 09/30/08.

†† Includes estimated expenses attributable to the Fund's investment in other investment companies that the Fund bears indirectly.

††† Represents a blended rate in connection with the merger on November 12, 2007, of Putnam Limited Duration Government Income Fund into the Fund. Distribution (12b-1) fees for class M shares are paid at an annual rate equal to the weighted average of (i) 0.40% on the net assets of Limited Duration Government Income Fund attributable to class M shares existing on November 9, 2007; and (ii) 0.50% on all other net assets of the Fund attributable to class M shares.

G. How do these fees and expenses look in dollar terms

This example takes the maximum up-front sales charge and annual operating expenses and translates them into dollar amounts, showing the cumulative effect of these costs over time. This helps investors more easily compare the cost of investing in the Fund to the cost of investing in other mutual funds. The example makes certain assumptions. It assumes that an investor invests $10,000 in the Fund for the time periods shown and then redeems all of the investor’s shares at the end of those periods. It also assumes a 5% return on an investor’s investment each year and that the Fund’s operating expenses remain the same. The example is hypothetical; an investor’s actual costs and returns may be higher or lower.

EXAMPLE: Sales charge plus annual operating expenses on a $10,000 investment over time

	1 year	3 years	5 years	10 years

Class M	$446	$705	$983	$1,775

H. Offerings other than in Japan:

Shares are simultaneously offered in the United States of America.

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PART II. INFORMATION CONCERNING FUND

I. DESCRIPTION OF THE FUND

1 NATURE OF THE FUND

(1) Objectives and Basic Nature of the Fund: A. Name of the Fund:

Putnam U.S. Government Income Trust (the “Fund”)

B. Goal of the Fund:

The Fund seeks as high a level of current income as Putnam Investment Management, LLC (the Fund’s “Investment Management Company”) believes is consistent with preservation of capital.

C. Authorized Shares:

There is no prescribed authorized number of Shares, and Shares may be issued from time to time.

D. Form of the Fund:

Putnam U.S. Government Income Trust is a Massachusetts business trust organized on November 1, 1983. A copy of the Agreement and Declaration of Trust, which is governed by Massachusetts law, is on file with the Secretary of The Commonwealth of Massachusetts.

The Fund is an open-end investment management company with an unlimited number of authorized shares of beneficial interest. The Trustees may, without shareholder approval, create two or more series of shares representing separate investment portfolios. Any such series of shares may be divided without shareholder approval into two or more classes of shares having such preferences and special or relative rights and privileges as the Trustees determine. The Fund offers classes of shares with different sales charges and expenses.

Each share has one vote, with fractional shares voting proportionally. Shares of all classes will vote together as a single class except when otherwise required by law or as determined by the Trustees. Shares are freely transferable, are entitled to dividends as declared by the Trustees, and, if the Fund were liquidated, would receive the net assets of the Fund.

The Fund may suspend the sale of shares at any time and may refuse any order to purchase shares. Although the Fund is not required to hold annual meetings of its shareholders, shareholders holding at least 10% of the outstanding shares entitled to vote have the right to call a meeting to elect or remove the Trustees, or to take other actions as provided in the Agreement and Declaration of Trust. The Fund has voluntarily undertaken to hold a shareholder meeting at which the Board of Trustees would be elected at least every five years beginning in 2004.

The Fund is a “diversified” investment company under the Investment Company Act of 1940. This means that with respect to 75% of its total assets, the Fund may not invest more than 5% of its total assets in the securities of any one issuer (except U.S. government securities and securities issued by other investment companies). The remaining 25% of its total assets is not subject to this restriction. To the extent the Fund invests a significant portion of its assets in the securities of a particular issuer, it will be subject to an increased risk of loss if the market value of such issuer’s securities declines.

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If an investor owns fewer shares than the minimum set by the Trustees (presently 20 shares), the Fund may redeem the investors’ shares without the investor’s permission and send the investor the proceeds. To the extent permitted by applicable law, the Fund may also redeem shares if investors own more shares than a maximum amount set by the Trustees. There is presently no maximum, but the Trustees could set a maximum that would apply to both present and future investors.

E. Main Investment Strategies – U.S. Government Bonds

The Fund invests mainly in bonds that

- are securitized debt instruments and other obligations of the U.S. government, its agencies and instrumentalities

-  are backed by the full faith and credit of the United States, such as U.S. Treasury bonds and Ginnie Mae mortgage-backed bonds, or by only the credit of a U.S. federal agency or government sponsored entity, such as Fannie Mae and Freddie Mac mortgage backed-bonds and

- have short to long-term maturities.

Under normal circumstances, the Fund invests at least 80% of its net assets in U.S. government securities. The Fund may invest up to 20% of its net assets in mortgage-backed or asset-backed securities of private (non-governmental) issuers rated AAA or its equivalent at the time of purchase by a nationally recognized securities ratings agency or, if unrated, that the Investment Management Company determines to be of comparable quality.

F. Main Risks

The main risks that could adversely affect the value of the Fund’s shares and the total return on an investor’s investment include:

- The risk that movements in financial markets will adversely affect the value of the Fund’s investments. This risk includes interest rate risk, which means that the prices of the Fund’s investments are likely to fall if interest rates rise. Interest rate risk is generally higher for investments with longer maturities.

- The risk that, compared to other debt, mortgage-backed investments may increase in value less when interest rates decline, and decline in value more when interest rates rise.

- The risk that the issuers of the Fund’s investments will not make, or will be perceived as unlikely to make, timely payments of interest and principal. This credit risk is higher for debt that is not backed by the full faith and credit of the U.S. government.

- The risk that the Fund’s use of derivatives will cause losses due to increased exposure to the risks described above, the unexpected effect of market movements on a derivative’s price, or the potential inability to terminate derivatives positions.

Investors can lose money by investing in the Fund. The Fund may not achieve its goal, and is not intended as a complete investment program. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

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(2) Structure of the Fund

A. Structure of the Fund:

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B. Name and role in the Fund’s management of the Investment Management Company and related companies of the Fund, and summary of the agreements, etc.

Name	Role in the management of	Summary of the agreement, etc.
the Fund

Putnam Investment	Investment Management	The Investment Management
Management, LLC	Company	Company has entered into a
Management Contract with the
Fund as of August 3, 2007, which
sets out that the Investment
Management Company provides
the Fund with investment
management services and
investment advisory services in
relation to the Fund’s assets.

State Street Bank and Trust	Custodian	The Custodian has entered into
Company		the Master Custodian Agreement
with the Fund as of January 1,
2007, which sets out that the
Custodian serves as a custodian
of the Fund’s assets.

Putnam Fiduciary Trust	Investor Servicing Agent	The Investor Servicing Agent has
Company		entered into the Amended and
Restated Investor Servicing
Agreement with the Fund as of
January 1, 2005, which sets out
that the Investor Servicing Agent
provides all services required by
the Fund in connection with the
establishment, maintenance and
recording of shareholder
accounts, including without
limitation, all related tax and other
reporting requirements, and the
implementation of investment and
redemption arrangements offered
in connection with the sale of the
Fund’s shares.

Putnam Retail Management	Principal Underwriter	The Principal Underwriter has
Limited Partnership		entered into the Distributor’s
Contract with the Fund as of
August 3, 2007, which sets out
that the Principal Underwriter
distributes the shares of the Fund.

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Name	Role in the management of	Summary of the agreement, etc.
the Fund

Mitsubishi UFJ Securities Co.,	Distributor in Japan	The Distributor in Japan has
Ltd.		entered into the Japan Dealer
Sales Contract with Putnam Retail
Management as of November 25,
1997, which sets out that the
Distributor in Japan forwards
sales and repurchase orders in
Japan to Putnam Retail
Management.

	Agent Financial Instruments	The Agent Financial Instruments
	Company	Company has entered into the
Agent Financial Instruments
Company Agreement with the
Fund as of November 6, 1997,
which sets out that the Agent
Financial Instruments Company
distributes prospectuses, makes
public in Japan the daily net asset
value per share of the Fund, and
distributes any documents
required to be prepared in
accordance with the applicable
laws and regulations of Japan.

C. The Trustees

The Trustees are responsible for generally overseeing the conduct of the Fund’s business. The Fund’s Agreement and Declaration of Trust provides that they shall have all powers necessary or convenient to carry out that responsibility. The number of Trustees is fixed by the Trustees and may not be less than three. A Trustee may be elected either by the Trustees or by the shareholders. At any meeting called for that purpose, a Trustee may be removed by the vote of two-thirds of the outstanding shares of the Fund. Each Trustee elected by the Trustees or the shareholders shall serve until he or she retires, resigns, is removed, or dies or until the next meeting of shareholders called for the purpose of electing Trustees and until the election and qualification of his or her successor.

The Trustees of the Fund are authorized by the Agreement and Declaration of Trust to issue shares of the Fund in one or more series, each series being preferred over all other series in respect of the assets allocated to that series. The Trustees may, without shareholder approval, divide the shares of any series into two or more classes, with such preferences and special or relative rights and privileges as the Trustees may determine.

Under the Agreement and Declaration of Trust, the shareholders shall have power, as and to the extent provided therein, to vote only (i) for the election of Trustees, to the extent provided therein (ii) for the removal of Trustees, to the extent provided therein (iii) with respect to any investment adviser, to the extent provided therein (iv) with respect to any termination of the Fund, to the extent provided therein (v) with respect to certain amendments of the Agreement and

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Declaration of Trust, (vi) to the same extent as the stockholders of a Massachusetts business corporation as to whether or not a court action, proceeding, or claim should or should not be brought or maintained derivatively or as a class action on behalf of the Fund or the shareholders, and (vii) with respect to such additional matters relating to the Fund as may be required by the Agreement and Declaration of Trust, the Bylaws of the Fund, or any registration of the Fund with the U.S. Securities and Exchange Commission (or any successor agency) or any state, or as the Trustees may consider necessary or desirable. Certain of the foregoing actions may, in addition, be taken by the Trustees without vote of the shareholders of the Fund.

On any matter submitted to a vote of shareholders, all shares of the Fund then entitled to vote are voted in the aggregate as a single class without regard to series or classes of shares, except (1) when required by the Investment Company Act of 1940, as amended, or when the Trustees shall have determined that the matter affects one or more series or classes of shares materially differently, shares are voted by individual series or class; and (2) when the Trustees have determined that the matter affects only the interests of one or more series or classes, then only shareholders of such series or classes are entitled to vote thereon. There is no cumulative voting in the election of Trustees.

Meetings of shareholders may be called by the Clerk whenever ordered by the Trustees, the Chairman of the Trustees, or requested in writing by the holder or holders of at least one-tenth of the outstanding shares entitled to vote at the meeting. Written notice of any meeting of shareholders must be given by mailing the notice at least seven days before the meeting. Thirty percent of shares entitled to vote on a particular matter is a quorum for the transaction of business on that matter at a shareholders’ meeting, except that, where any provision of law or of the Agreement and Declaration of Trust permits or requires that holders of any series or class vote as an individual series or class, then thirty percent of the aggregate number of shares of that series or class entitled to vote are necessary to constitute a quorum for the transaction of business by that series or class. For the purpose of determining the shareholders of any class or series of shares who are entitled to vote or act at any meeting, or who are entitled to receive payment of any dividend or other distribution, the Trustees are authorized to fix record dates, which may not be more then 90 days before the date of any meeting of shareholders or more than 60 days before the date of payment of any dividend or other distribution.

The Trustees are authorized by the Agreement and Declaration of Trust to adopt Bylaws not inconsistent with the Agreement and Declaration of Trust providing for the conduct of the business of the Fund. The Bylaws contemplate that the Trustees shall elect a Chairman of the Trustees, the President, the Treasurer, and the Clerk of the Fund, and that other officers, if any, may be elected or appointed by the Trustees at any time. The Bylaws may be amended or repealed, in whole or in part, by a majority of the Trustees then in office at any meeting of the Trustees, or by one or more writings signed by such a majority.

Regular meetings of the Trustees may be held without call or notice at such places and at such times as the Trustees may from time to time determine. It shall be sufficient notice to a Trustee of a special meeting to send notice by mail at least forty-eight hours or by telegram at least twenty-four hours before the meeting or to give notice to him or her in person or by telephone at least twenty-four hours before the meeting.

At any meeting of Trustees, a majority of the Trustees then in office shall constitute a quorum. Except as otherwise provided in the Agreement and Declaration of Trust or Bylaws, any action to be taken by the Trustees may be taken by a majority of the Trustees present at a meeting (a quorum being present), or by written consents of a majority of the Trustees then in office.

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Subject to a favorable majority shareholder vote (as defined in the Agreement and Declaration of Trust), the Trustees may contract for exclusive or nonexclusive advisory and/or management services with any corporation, trust, association, or other organization.

The Agreement and Declaration of Trust contains provisions for the indemnification of Trustees, officers, and shareholders of the Fund under the circumstances and on the terms specified therein.

The Fund may be terminated at any time by vote of shareholders holding at least two-thirds of the shares entitled to vote or by the Trustees by written notice to the shareholders. Any series of shares may be terminated at any time by vote of shareholders holding at least two-thirds of the shares of such series entitled to vote or by the Trustees by written notice to the shareholders of such series.

The foregoing is a general summary of certain provisions of the Agreement and Declaration of Trust and Bylaws of the Fund, and is qualified in its entirety by reference to each of those documents.

Trustees may be removed or replaced by, among other things, a resolution adopted by a vote of two-thirds of the outstanding shares at a meeting called for the purpose. In the event of vacancy, the remaining Trustees may fill such vacancy by appointing for the remaining term of the predecessor Trustee such other person as they in their discretion shall see fit. The Trustees may add to their number as they consider appropriate. The Trustees may elect and remove officers as they consider appropriate.

D. Investment Management Company

(a) Law of Place of Incorporation

Putnam Investment Management, LLC (“Putnam Management” or the “Investment Management Company”) is organized as a limited liability company under the laws of the State of Delaware, U.S.A. Its investment advisory business is regulated under the Investment Advisers Act of 1940.

Under the Investment Advisers Act of 1940, an investment adviser means, with certain exceptions, any person who, for compensation, engages in the business of advising others, either directly or through publications or writings, as to the value of securities or as to the advisability of investing in, purchasing or selling securities, or who, for compensation and as part of a regular business, issues analyses or reports concerning securities. Investment advisers under the Act may not conduct their business unless they are registered with the U.S. Securities and Exchange Commission (the “SEC”).

(b) Outline of the Supervisory Authority

Investment Management Company is registered as an investment adviser under the Investment Advisers Act of 1940.

(c) Purpose of the Business

The Investment Management Company’s primary business is investment management, which includes the buying, selling, exchanging and trading of securities of all descriptions on behalf of mutual funds in any part of the world.

(d) History of the Investment Management Company

The Investment Management Company is one of America’s oldest and largest money management firms. The Investment Management Company’s staff of experienced portfolio

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managers and research analysts selects securities and constantly supervises the Fund’s portfolio. By pooling an investor’s money with that of other investors, a greater variety of securities can be purchased than would be the case individually: the resulting diversification helps reduce investment risk. The Investment Management Company has been managing mutual funds since 1937. Today, the firm serves as the Investment Management Company for the funds in the Putnam Family, with mutual fund assets of over $107 billion in aggregate net asset value and over 8 million shareholder accounts as of January 31, 2008. An affiliate of the Investment Management Company, The Putnam Advisory Company LLC, manages domestic and foreign institutional accounts and mutual funds, including the accounts of many Fortune 500 companies. Another affiliate of the Investment Management Company, Putnam Investments Limited, provides a full range of international investment advisory services to institutional and retail clients. Another affiliate, Putnam Fiduciary Trust Company, provides investment advice to institutional clients under its banking and fiduciary powers as well as shareholder services to the Putnam Funds. Total assets under management by Putnam entities, including assets of mutual funds and other clients, are nearly $178 billion as of January 31, 2008.

Putnam Investment Management, LLC, Putnam Retail Management, Putnam Investments Limited and Putnam Fiduciary Trust Company are subsidiaries of Putnam Investments, LLC, which is located at One Post Office Square, Boston, Massachusetts 02109 and, except for a minority stake owned by employees, is owned by Great-West Lifeco, Inc., a financial services holding company with operations in Canada, the United States and Europe and which is a member of the Power Financial Corporation group of companies.

(e) Amount of Capital Stock

(i) Amount of Members’ Equity (as of January 31, 2008): $127,782,916*

(ii) Number of authorized shares of capital stock:

Not applicable.

(iii) Number of outstanding shares of capital stock:

Not applicable.

(iv) Amount of Members’ Equity for the past five years:

Year	Amount of Members’	Increase/Decrease
	Equity

End of 2003	$144,486,036

End of 2004(1)	-$9,155,466	-$153,641,502

End of 2005	$73,231,356*	$82,386,822

End of 2006	$70,594,104	-$2,637,252

End of 2007	$117,226,875	$10,556,041

* This figure is unaudited.

(1) During 2004, the Investment Management Company accrued $223,524,388 of regulatory settlements. This, along with net intercompany transactions with Putnam Investments, LLC and its affiliates, resulted in the decrease. Net income for the year ended December 31, 2004 was $89,819,256. This was offset by $243,460,758 of net intercompany transactions, which are factored as a reduction of Members’ Equity.

(f) Structure of the Management of the Investment Management Company

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The Investment Management Company is ultimately managed by its Board of Directors, which is elected by its Members.

Each fund managed by the Investment Management Company is managed by one or more portfolio managers. These managers, in coordination with analysts who research specific securities and other members of the relevant investment group (in the case of the Fund, the Investment Management Company’s Core Fixed-Income Team), provide a continuous investment program for the Fund and place all orders for the purchase and sale of portfolio securities.

The investment performance and portfolio of each Fund is overseen by its Board of Trustees, a majority of whom are not affiliated with the Investment Management Company.

The basis for the Trustees’ approval of the Fund’s management contract is discussed in the Fund’s annual report to shareholders dated September 30, 2007.

In selecting portfolio securities for the Fund, the Investment Management Company looks for securities that represent attractive values based on careful issue-by-issue credit analysis and numerous onsite visits and other contacts with issuers every year. The Investment Management Company is one of the largest managers of high yield and other debt securities in the United States.

The portfolio leader and portfolio members of the Core Fixed-Income Team of the Investment Management Company have primary responsibility, and the team’s members have joint responsibility, for the day-to-day management of the Fund’s portfolio.

(g) Information Concerning Major Stockholders

As of January 31, 2008, all the outstanding interests of the Investment Management Company were owned by Putnam Investments, LLC, located at One Post Office Square, Boston, Massachusetts 02109.

2  INVESTMENT POLICY

(1) Investment Policy

The Investment Management Company pursues the Fund’s goal to seek as high a level of current income as the Investment Management Company believes is consistent with preservation of capital.

Changes in policies. The Trustees may change the Fund’s goal, investment strategies and other policies without shareholder approval, except as otherwise indicated.

(2) Objectives of Investment

The Fund invests mainly in bonds that:

- are securitized debt instruments and other obligations of the U.S. government, its agencies and instrumentalities;

- are backed by the full faith and credit of the United States, such as U.S. Treasury bonds and Ginnie Mae mortgage-backed bonds, or by only the credit of a U.S. federal agency or government sponsored entity, such as Fannie Mae and Freddie Mac mortgage backed-bonds; and

- have short to long-term maturities.

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Under normal circumstances, the Fund invests at least 80% of its net assets in U.S. government securities. The Fund may invest up to 20% of its net assets in mortgage-backed or asset-backed securities of private (non-governmental) issuers rated AAA or its equivalent at the time of purchase by a nationally recognized securities ratings agency, or if unrated, that the Investment Management Company determines to be of comparable quality.

(3) Structure of the Management of the Fund

THE FUND’S TRUSTEES

As shareholders of a mutual fund, the investors have certain rights and protections, including representation by a Board of Trustees. The Putnam Funds’ Board of Trustees oversees the general conduct of the Fund’s business and represents the interests of the Putnam fund shareholders. The Putnam Funds’ Board of Trustees includes Trustees who are elected by shareholder vote at least once every five years and at least 75% of whom are independent (not an officer of the Fund or affiliated with the Investment Management Company).

The Trustees periodically review the Fund’s investment performance and the quality of other services such as administration, custody, and investor services. At least annually, the Trustees review the fees paid to the Investment Management Company and its affiliates for providing or overseeing these services, as well as the overall level of the Fund’s operating expenses. In carrying out their responsibilities, the Trustees are assisted by an administrative staff, auditors and legal counsel that are selected by the Trustees and are independent of the Investment Management Company and its affiliates.

THE FUND'S INVESTMENT MANAGER

The Trustees have retained the Investment Management Company to be the Fund's investment manager, responsible for making investment decisions for the Fund and managing the Fund's other affairs and business.

Investment management team.

Putnam's investment professionals are organized into investment management teams, with a particular team dedicated to a specific asset class. The members of the Core Fixed-Income Team manage the Fund’s investments. The names of all team members can be found at www.putnam.com.

The team members identified as the Fund’s Portfolio Leader and Portfolio Members coordinate the team’s efforts related to the Fund and are primarily responsible for the day-to-day management of the Fund’s portfolio. In addition to these individuals, the team also includes other investment professionals, whose analysis, recommendations and research inform investment decisions made for the Fund.

The principal managers of the Fund

Joined
Portfolio Leader	Fund	Employer	Positions Over Past Five Years
Rob Bloemker	2002	Putnam	Deputy Head of Investments
		Management	Previously, Chief Investment Officer,
Core Fixed Income;

		1999-Present	Team Leader, Mortgage and
Government;
Mortgage Specialist
Joined

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Portfolio Members	Fund	Employer	Positions Over Past Five Years
Daniel Choquette	2005	Putnam	Mortgage Specialist
		Management
		2002-Present

Michael Salm	2007	Putnam	Team Leader, Liquid Markets,
		Management	Mortgage, Interest Rate and
		1997-Present	Government Specialist

Other funds managed by the Fund’s Portfolio Leader and Portfolio Members.

As of the Fund’s fiscal year-end, Rob Bloemker was also a Portfolio Leader of Putnam American Government Income Fund, Putnam Income Fund, and Putnam Limited Duration Government Income Fund. He was also a Portfolio Member of Putnam Diversified Income Trust, Putnam Global Income Trust, Putnam Master Intermediate Income Trust and Putnam Premier Income Trust. Daniel Choquette was also a Portfolio Member of Putnam American Government Income Fund and Putnam Limited Duration Government Income Fund. Michael Salm was also a Portfolio Member of Putnam American Government Income Fund, Putnam Global Income Trust, Putnam Income Fund, and Putnam Limited Duration Government Income Fund. Rob Bloemker, Daniel Choquette, and Michael Salm may also manage other accounts and variable trust funds advised by the Investment Management Company or an affiliate.

Changes in the Fund’s Portfolio Leader and Portfolio Members.

During the fiscal year ended September 30, 2007, Portfolio Member Michael Salm joined the Fund’s management team. In addition, Portfolio Leader Kevin Cronin left the Fund’s management team, although he continues in his executive oversight role at Putnam, and Portfolio Member Rob Bloemker became Portfolio Leader.

Investment team fund ownership.

The following table shows the dollar ranges of shares of the Fund and all Putnam mutual funds owned by the professionals listed above at the end of the Fund’s last two fiscal years, including investments by their immediate family members and amounts invested through retirement and deferred compensation plans.

Fund Portfolio Leader and Portfolio Members   • Asset in the Fund   ° Total assets in all Putnam funds

Fund Portfolio Leader and Portfolio Members

			$1-	$10,001-	$50,001-	$100,001-	$500,001-	$1,000,001
	Year	$0	$10,000	$50,000	$100,000	$500,000	$1,000,000	and over

Rob Bloemker	2007			•				°

Portfolio Leader	2006			•		°

Daniel Choquette	2007	•						°

Portfolio Member	2006	•				°

Michael Salm	2007					•		°

Portfolio Member	N/A

N/A indicates the individual was not a Portfolio Leader or Portfolio Member as of September 30, 2006.

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Investment in the Fund by the Trustees and Putnam employees.

As of September 30, 2007, all of the Trustees on the Board of Trustees of the Putnam funds owned Fund shares. The table shows the approximate value of investments in the Fund and all Putnam funds as of that date by the Fund’s Trustees and Putnam employees, including in each case investments by their immediate family members and amounts invested through retirement and deferred compensation plans.

	Fund	All Putnam funds

Trustees	$ 237,000	$91,000,000

Putnam employees	$1,527,000	$753,000,000

Compensation of investment professionals.

The Investment Management Company believes that its investment management teams should be compensated primarily based on their success in helping investors achieve their goals. The portion of Putnam Investments’ total incentive compensation pool that is available to the Investment Management Company’s Investment Division is based primarily on its delivery, across all of the portfolios it manages, of consistent, dependable and superior performance over time. The peer group for the Fund, GNMA Funds, is the Fund’s broad investment category as determined by Lipper Inc. The portion of the incentive compensation pool available to the Fund’s investment management team varies based primarily on its delivery, across all of the portfolios it manages, of consistent, dependable and superior performance over time on a before-tax basis.

- Consistent performance means being above median over one year.

- Dependable performance means not being in the 4th quartile of the peer group over one, three or five years.

- Superior performance (which is the largest component of the Investment Management Company’s incentive compensation program) means being in the top third of the peer group over three and five years.

In determining an investment management team’s portion of the incentive compensation pool and allocating that portion to individual team members, the Investment Management Company retains discretion to reward or penalize teams or individuals, including the Fund’s Portfolio Leader and Portfolio Members, as it deems appropriate, based on other factors. The size of the overall incentive compensation pool each year depends in large part on Putnam’s profitability for the year, which is influenced by its assets under management. Incentive compensation is generally paid as cash bonuses, but a portion of incentive compensation may instead be paid as grants of restricted stock, options or other forms of compensation, based on the factors described above. In addition to incentive compensation, investment team members receive annual salaries that are typically based on seniority and experience. Incentive compensation generally represents at least 70% of the total compensation paid to investment team members.

Structure of Fund Management:

(a) Investment Team

At the Investment Management Company, a fixed income team of about 100 investment professionals is organized into specialized sector teams and integrated research teams with a

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centralized portfolio construction and risk management platform. The fixed income team is also supported by an independent Currency Investment Unit.

(b) Investment Process

The Putnam fixed income investment process is primarily driven by bottom-up decisions. Each Sector Team is responsible for identifying the opportunities in its specialized area. Sector Teams also hold more formal discussions at weekly/monthly meetings. The ideas generated in each sector are discussed and validated by the Sector Team Leaders. Also, the Chief Investment Officer of the fixed income team and the Sector Team Leaders hold a formal weekly meeting –the Core Meeting – to identify the broad investment themes and the top-down sector strategies based on the inputs from each Sector Team.

The Portfolio Construction Team integrates the ideas generated by the Sector Specialists along with top-down themes and sector strategies identified at the Core Meeting, and it efficiently sizes each strategy based on Putnam’s proprietary risk platform.

The Sector Specialists, Sector Team Leaders and Portfolio Construction Specialists are all seated in close proximity on the trading desk, and the trading function is integrated into the portfolio management teams to create a more seamless process from portfolio construction through execution.

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(c) Management of Fund Business

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Performance & Analytics Team

Independently from the Investment Division, the Performance & Analytics Team executes performance measurement of the Fund, and reports to the Management Committee.

Legal and Compliance Division

Independently from the Investment Division, the Legal and Compliance Division monitors portfolio holdings, trading compliance and Fund investment restriction compliance. These matters are monitored and resolved according to the Investment Management Company’s broad-based compliance policies and procedures and applicable legal requirements. The Legal and Compliance Division reports directly to senior management, and not to the Investment Division or other business divisions.

Risk & Portfolio Analysis Group

Independently from the Investment Division, the Investment Management Company has established an independent Risk & Portfolio Analysis Group (“RPAG”) which is charged with identifying, monitoring, and assessing risk factors and controls across Putnam’s investment activities. This group works closely with the Investment Division, but is part of the Administrative Division and reports to the Investment Management Company’s Chief Administrative Officer. This organizational structure facilitates an independent assessment of the risk issues as they arise.

Internal and external inspections

Various aspects of the operations of the Investment Management Company, including its management of the Fund, are included in the scope of internal audits performed by the Investment Management Company’s internal audit function, which conducts a broad spectrum of audits developed using a risk-based approach. The internal audit function tracks and tests the remediation of its recommendations and provides reports to Senior Management. In addition,

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various aspects of the internal control environment of the Investment Management Company and its affiliates are subject to review by a third-party audit firm on a periodic basis.

As noted above, the Investment Management Company’s business operations (including not only investment compliance, but other key areas such as distribution/sales and operations) are subject to ongoing monitoring by the Investment Management Company’s Legal and Compliance Division, which consists of a variety of sub-groups covering different areas of the business. The Investment Management Company is further subject to regulation and inspection by the U.S. Securities and Exchange Commission.

All employees of the Investment Management Company are bound by the Investment Management Company’s Code of Ethics, which includes certain restrictions on personal investing and disclosure requirements. Additional requirements under the Code of Ethics apply to investment professionals of the Investment Management Company. Compliance with the Code of Ethics is monitored on an ongoing basis by the Legal and Compliance Division.

Oversight of third parties

Service providers of the Fund (Investor Servicing Agent, Custodian and Principal Underwriter) as described in “1. NATURE OF THE FUND, (2) Structure of the Fund” above, are monitored by the Investment Management Company, through each contract with the relevant service provider. These contracts may be terminated under certain circumstances. (Because the Principal Underwriter and Investor Servicing Agent are affiliates of the Investment Management Company, they are subject to the same control and compliance environment as the Investment Management Company and are not third-party service providers.)

The Investment Management Company seeks to monitor the level of service provided to the Fund by third-party providers in the first instance through ongoing contacts between Operations professionals of the Investment Management Company and the relevant service providers.

(4) Distribution Policy:

The Fund normally distributes any net investment income monthly and any net realized capital gains annually. In principle, the payment of distributions to Japanese investors will be made around the end of each month by Distributor or Sales Handling Company.

(5) Investment Restrictions:

Except as otherwise specifically designated, the investment restrictions described in this document and the Japanese prospectus are not fundamental investment restrictions. The Trustees may change any non-fundamental restrictions without shareholder approval. As fundamental investment restrictions, which may not be changed without a vote of a majority of the outstanding voting securities, the Fund may not and will not:

A. Borrow money in excess of 33 1/3% of the value of its total assets (not including the amount borrowed) at the time the borrowing is made. (Note)

B. Underwrite securities issued by other persons except to the extent that, in connection with the disposition of its portfolio investments, it may be deemed to be an underwriter under certain federal securities laws.

C. Purchase or sell real estate, although it may purchase securities which are secured by or represent interests in real estate.

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D. Purchase or sell commodities or commodity contracts, except that the Fund may purchase and sell financial futures contracts and options, and may enter into foreign exchange contracts and other financial transactions not involving physical commodities.

E. Make loans, except by purchase of debt obligations in which the Fund may invest consistent with its investment policies (including without limitation debt obligations issued by other Putnam funds), by entering into repurchase agreements, or by lending its portfolio securities.

F. With respect to 75% of its total assets, invest in the securities of any issuer if, immediately after such investment, more than 5% of the total assets of the Fund (taken at current value) would be invested in the securities of such issuer; provided that this limitation does not apply to obligations issued or guaranteed as to interest or principal by the U.S. government or its agencies or instrumentalities or to securities of other investment companies.

G. With respect to 75% of its total assets, acquire more than 10% of the outstanding voting securities of any issuer.

H. Purchase securities (other than securities of the U.S. government, its agencies or instrumentalities) if, as a result of such purchase, more than 25% of the Fund’s total assets would be invested in any one industry.

I. Issue any class of securities which is senior to the Fund’s shares of beneficial interest, except for permitted borrowings.

Note: So long as shares of the Fund are being offered for sale by the Fund in Japan, the Fund may not borrow money in excess of 10% of the value of its total assets.

The Investment Company Act of 1940 provides that a “vote of a majority of the outstanding voting securities” of the Fund means the affirmative vote of the lesser of (1) more than 50% of the outstanding shares of the Fund, or (2) 67% or more of the shares present at a meeting if more than 50% of the outstanding shares of the Fund are represented at the meeting in person or by proxy.

The following non-fundamental investment policies may be changed by the Trustees without shareholder approval:

(1) The Fund will not invest in (a) securities which are not readily marketable, (b) securities restricted as to resale (excluding securities determined by the Trustees of the Fund (or the person designated by the Trustees of the Fund to make such determinations) to be readily marketable), and (c) repurchase agreements maturing in more than seven days, if, as a result, more than 15% of the Fund’s net assets (taken at current value) would be invested in securities described in (a), (b) and (c).

In connection with the offering of its shares in Japan, the Fund has undertaken to the Japan Securities Dealers Association that the Fund will not:

(a) invest more than 15% of its net assets in securities that are not traded on an official financial instruments exchange or other regulated market, including, without limitation, the National Association of Securities Dealers Automated Quotation System (this restriction shall not be applicable to bonds determined by the Investment Management Company to be liquid and for which a market price (including a dealer quotation) is generally obtainable or determinable);

(b) borrow money in excess of 10% of the value of its total assets;

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(c) make short sales of securities in excess of the Fund’s net asset value; and

(d) together with other mutual funds managed by the Investment Management Company, acquire more than 50% of the outstanding voting securities of any issuer.

If the undertaking is violated, the Fund will, promptly after discovery, take such action as may be necessary to cause the violation to cease, which shall be the only obligation of the Fund and the only remedy in respect of the violation. This undertaking will remain in effect as long as shares of the Fund are qualified for offer or sale in Japan and such undertaking is required by the Japanese Securities Dealers Association as a condition of such qualification.

Also in connection with the Fund’s offering of its shares in Japan, the Fund has adopted the following non-fundamental investment restriction:

The Fund will not invest in equity securities or warrants except that the Fund may invest in or hold preferred securities if and to the extent that such securities are characterized as debt for purposes of determining the Fund’s status as a “bond investment trust” under the Income Tax Law of Japan. There can be no assurance that the Fund will be able to invest in such preferred securities, and such investments can be made only to the extent they are consistent with the Fund’s policy of investing only in U.S. government securities.

Notwithstanding the foregoing restriction, the Fund may invest in asset-backed, hybrid and structured bonds and notes if consistent with the Fund’s policy of investing only in U.S. government securities. These investments may entail significant risks that are not associated with a similar investment in a traditional debt instrument. The risks of a particular investment of this type will depend upon the terms of the instrument, but may include the possibility of significant changes in the benchmark(s) or the prices of the underlying assets to which the interest rate or return is linked, which may include equity securities.

All percentage limitations on investments (other than pursuant to non-fundamental restriction (1)) will apply at the time of the making of an investment and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of such investment.

3 INVESTMENT RISK

It is important to keep in mind that risk and reward generally go hand in hand; the higher the potential reward, the greater the risk. The Investment Management Company pursues the Fund’s goal to seek as high a level of current income as the Investment Management Company believes is consistent with preservation of capital, by investing mainly in U.S. government bonds and securitized debt instruments, although it may also invest in mortgage-backed and asset-backed securities that are privately issued and not supported by the credit of any government agency or instrumentality. The Investment Management Company will consider, among other things, credit, interest rate and prepayment risks as well as general market conditions when deciding whether to buy or sell investments.

A. Risk Factors

Interest rate risk. The values of bonds and other debt instruments usually rise and fall in response to changes in interest rates. Declining interest rates generally increase the value of existing debt instruments, and rising interest rates generally decrease the value of existing debt instruments. Changes in a debt instrument’s value usually will not affect the amount of interest income paid to the Fund, but will affect the value of the Fund’s shares. Interest rate risk is generally greater for investments with longer maturities.

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Some investments give the issuer the option to call or redeem an investment before its maturity date. If an issuer calls or redeems an investment during a time of declining interest rates, we might have to reinvest the proceeds in an investment offering a lower yield, and therefore might not benefit from any increase in value as a result of declining interest rates.

“Premium” investments offer coupon rates higher than prevailing market rates. However, they involve a greater risk of loss, because their values tend to decline over time.

Credit risk. U.S. government investments generally have the least credit risk but are not completely free of credit risk. U.S. government securities that are not backed by the full faith and credit of the United States, such as federal agency bonds, are subject to higher credit risk. Other bonds or securitized debt instruments in which the Fund may invest are subject to varying degrees of risk. These risk factors may include the creditworthiness of the issuer and, in the case of mortgage-backed securities, the ability of the underlying borrowers to meet their obligations.

Prepayment Risk. Traditional debt investments typically pay a fixed rate of interest until maturity, when the entire principal amount is due. By contrast, payments on securitized debt instruments, including mortgage-backed and asset-backed investments, typically include both interest and partial payment of principal. Principal may also be prepaid voluntarily, or as a result of refinancing or foreclosure. We may have to invest the proceeds from prepaid investments in other investments with less attractive terms and yields. Compared to debt that cannot be prepaid, mortgage-backed investments are less likely to increase in value during periods of declining interest rates and have a higher risk of decline in value during periods of rising interest rates. They may increase the volatility of the Fund. Some mortgage-backed investments receive only the interest portion or the principal portion of payments on the underlying mortgages. The yields and values of these investments are extremely sensitive to changes in interest rates and in the rate of principal payments on the underlying mortgages. The market for these investments may be volatile and limited, which may make them difficult to buy or sell. Asset-backed securities, which are subject to risks similar to those of mortgage-backed securities, are also structured like mortgage-backed securities, but instead of mortgage loans or interests in mortgage loans, the underlying assets may include such items as motor vehicle installment sales or installment loan contracts, leases of various types of real and personal property and receivables from credit card agreements.

Derivatives. The Fund may engage in a variety of transactions involving derivatives, such as futures, options and swap contracts. Derivatives are financial instruments whose value depends upon, or is derived from, the value of something else, such as one or more underlying investments, pools of investments, or indexes. The Fund may make use of "short" derivatives positions, the values of which move in the opposite direction from the price of the underlying investment, pool of investments, or index. The Fund may use derivatives both for hedging and non-hedging purposes. For example, the Fund may use derivatives to increase or decrease the Fund’s exposure to long- or short-term interest rates (in the United States or outside of the United States) or as a substitute for a direct investment in the securities of one or more issuers. However, the Fund may also choose not to use derivatives, based on its evaluation of market conditions or the availability of suitable derivatives. Investments in derivatives may be applied toward meeting a requirement to invest in a particular kind of investment if the derivatives have economic characteristics similar to that investment.

Derivatives involve special risks and may result in losses. The successful use of derivatives depends on the Fund’s ability to manage these sophisticated instruments. Some derivatives are “leveraged,” which means that they provide the Fund with investment exposure greater than the

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value of the Fund’s investment in the derivatives. As a result, these derivatives may magnify or otherwise increase investment losses to the Fund. The risk of loss from a short derivatives position is theoretically unlimited. The prices of derivatives may move in unexpected ways due to the use of leverage or other factors, especially in unusual market conditions, and may result in increased volatility.

Other risks arise from the potential inability to terminate or sell derivatives positions. A liquid secondary market may not always exist for the Fund’s derivatives positions at any time. In fact, many over-the-counter instruments (investments not traded on an exchange) will not be liquid. Over-the-counter instruments also involve the risk that the other party to the derivative transaction will not meet its obligations.

Mortgage-Backed and Asset-backed Securities. Mortgage-backed securities, including collateralized mortgage obligations (“CMOs”) and certain stripped mortgage-backed securities, represent a participation in, or are secured by, mortgage loans. Asset-backed securities are structured like mortgage-backed securities, but instead of mortgage loans or interests in mortgage loans, the underlying assets may include such items as motor vehicle installment sales or installment loan contracts, leases of various types of real and personal property and receivables from credit card agreements.

Mortgage-backed securities have yield and maturity characteristics corresponding to the underlying assets. Unlike traditional debt securities, which may pay a fixed rate of interest until maturity, when the entire principal amount comes due, payments on certain mortgage-backed securities include both interest and a partial repayment of principal. Besides the scheduled repayment of principal, repayments of principal may result from the voluntary prepayment, refinancing or foreclosure of the underlying mortgage loans. If property owners make unscheduled prepayments of their mortgage loans, these prepayments will result in early payment of the applicable mortgage-backed securities. In that event the Fund may be unable to invest the proceeds from the early payment of the mortgage-backed securities in an investment that provides as high a yield as the mortgage-backed securities. Consequently, early payment associated with mortgage-backed securities may cause these securities to experience significantly greater price and yield volatility than that experienced by traditional fixed-income securities. The occurrence of mortgage prepayments is affected by factors including the level of interest rates, general economic conditions, the location and age of the mortgage and other social and demographic conditions. During periods of falling interest rates, the rate of mortgage prepayments tends to increase, thereby tending to decrease the life of mortgage-backed securities. During periods of rising interest rates, the rate of mortgage prepayments usually decreases, thereby tending to increase the life of mortgage-backed securities. If the life of a mortgage-backed security is inaccurately predicted, the Fund may not be able to realize the rate of return it expected.

Adjustable rate mortgage securities (“ARMs”), like traditional mortgage-backed securities, are interests in pools of mortgage loans that provide investors with payments consisting of both principal and interest as mortgage loans in the underlying mortgage pool are paid off by the borrowers. Unlike fixed-rate mortgage-backed securities, ARMs are collateralized by or represent interests in mortgage loans with variable rates of interest. These interest rates are reset at periodic intervals, usually by reference to an interest rate index or market interest rate. Although the rate adjustment feature may act as a buffer to reduce sharp changes in the value of adjustable rate securities, these securities are still subject to changes in value based on, among other things, changes in market interest rates or changes in the issuer’s creditworthiness. Because the interest rates are reset only periodically, changes in the interest rate on ARMs may

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lag changes in prevailing market interest rates. Also, some ARMs (or the underlying mortgages) are subject to caps or floors that limit the maximum change in the interest rate during a specified period or over the life of the security. As a result, changes in the interest rate on an ARM may not fully reflect changes in prevailing market interest rates during certain periods. The fund may also invest in “hybrid” ARMs, whose underlying mortgages combine fixed-rate and adjustable rate features.

Mortgage-backed and asset-backed securities are less effective than other types of securities as a means of “locking in” attractive long-term interest rates. One reason is the need to reinvest prepayments of principal; another is the possibility of significant unscheduled prepayments resulting from declines in interest rates. These prepayments would have to be reinvested at lower rates. The automatic interest rate adjustment feature of mortgages underlying ARMs likewise reduces the ability to lock-in attractive rates. As a result, mortgage-backed and asset-backed securities may have less potential for capital appreciation during periods of declining interest rates than other securities of comparable maturities, although they may have a similar risk of decline in market value during periods of rising interest rates. Prepayments may also significantly shorten the effective maturities of these securities, especially during periods of declining interest rates. Conversely, during periods of rising interest rates, a reduction in prepayments may increase the effective maturities of these securities, subjecting them to a greater risk of decline in market value in response to rising interest rates than traditional debt securities, and, therefore, potentially increasing the volatility of the Fund.

At times, some mortgage-backed and asset-backed securities will have higher than market interest rates and therefore will be purchased at a premium above their par value. Prepayments may cause losses on securities purchased at a premium.

CMOs may be issued by a U.S. government agency or instrumentality or by a private issuer. Although payment of the principal of, and interest on, the underlying collateral securing privately issued CMOs may be guaranteed by the U.S. government or its agencies or instrumentalities, these CMOs represent obligations solely of the private issuer and are not insured or guaranteed by the U.S. government, its agencies or instrumentalities or any other person or entity.

Prepayments could cause early retirement of CMOs. CMOs are designed to reduce the risk of prepayment for investors by issuing multiple classes of securities, each having different maturities, interest rates and payment schedules, and with the principal and interest on the underlying mortgages allocated among the several classes in various ways. Payment of interest or principal on some classes or series of CMOs may be subject to contingencies, or some classes or series may bear some or all of the risk of default on the underlying mortgages. CMOs of different classes or series are generally retired in sequence as the underlying mortgage loans in the mortgage pool are repaid. If enough mortgages are repaid ahead of schedule, the classes or series of a CMO with the earliest maturities generally will be retired prior to their maturities. Thus, the early retirement of particular classes or series of a CMO would have the same effect as the prepayment of mortgages underlying other mortgage-backed securities. Conversely, slower than anticipated prepayments can extend the effective maturities of CMOs, subjecting them to a greater risk of decline in market value in response to rising interest rates than traditional debt securities, and, therefore, potentially increasing their volatility.

Prepayments could result in losses on stripped mortgage-backed securities. Stripped mortgage-backed securities are usually structured with two classes that receive different portions of the interest and principal distributions on a pool of mortgage loans. The yield to maturity on an interest only or “IO” class of stripped mortgage-backed securities is extremely sensitive not only to changes in prevailing interest rates but also to the rate of principal payments (including

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prepayments) on the underlying assets. A rapid rate of principal prepayments may have a measurable adverse effect on the Fund’s yield to maturity to the extent it invests in IOs. If the assets underlying the IO experience greater than anticipated prepayments of principal, the Fund may fail to recoup fully its initial investment in these securities. Conversely, principal only or “POs” tend to increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The secondary market for stripped mortgage-backed securities may be more volatile and less liquid than that for other mortgage-backed securities, potentially limiting the Fund’s ability to buy or sell those securities at any particular time. The Fund currently does not intend to invest more than 35% of its assets in IOs and POs under normal market conditions.

The risks associated with other asset-backed securities (including in particular the risks of issuer default and of early prepayment) are generally similar to those described above for CMOs. In addition, because asset-backed securities generally do not have the benefit of a security interest in the underlying assets that is comparable to a mortgage, asset-backed securities present certain additional risks that are not present with mortgage-backed securities. The ability of an issuer of asset-backed securities to enforce its security interest in the underlying assets may be limited. For example, revolving credit receivables are generally unsecured, and the debtors on such receivables are entitled to the protection of a number of U.S. state and federal consumer credit laws, many of which give debtors the right to set-off certain amounts owed, thereby reducing the balance due. Automobile receivables generally are secured, but by automobiles, rather than by real property.

Asset-backed securities may be collateralized by the fees earned by service providers. The value of asset-backed securities may be substantially dependent on the servicing of the underlying asset and are therefore subject to risks associated with negligence by, or defalcation of, their servicers. In certain circumstances, the mishandling of related documentation may also affect the rights of the security holders in and to the underlying collateral. The insolvency of entities that generate receivables or that utilize the assets may result in added costs and delays in addition to losses associated with a decline in the value of the underlying assets.

Other investments. In addition to the main investment strategies described above, the Fund may make other type of investments, such as investments in zero-coupon bonds. These practices may be subject to other risks.

Alternative strategies. Under normal market conditions, the Investment Management company keeps the Fund’s portfolio fully invested, with minimal cash holdings. However, at times the Investment Management Company may judge that market conditions make pursuing the Fund’s usual investment strategies inconsistent with the best interests of its shareholders. The Investment Management Company then may temporarily use alternative strategies that are mainly designed to limit losses. However, the Investment Management Company may choose not to use these strategies for a variety of reasons, even in very volatile market conditions. These strategies may cause the Fund to miss out on investment opportunities, and may prevent the Fund from achieving its goal.

B. Structure of the Risk Management

The Fund builds risk management into the investment process. The Fund identifies areas of potential risk and then puts the policies, procedures and controls in place - including oversight by a Risk Management Committee - to actively manage those risks.

Policy on excessive short-term trading

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Risks of excessive short-term trading. Excessive short-term trading activity may reduce the Fund’s performance and harm all Fund shareholders by interfering with portfolio management, increasing the Fund’s expenses and diluting the Fund’s net asset value. Depending on the size and frequency of short-term trades in the Fund’s shares, the Fund may experience increased cash volatility, which could require the Fund to maintain undesirably large cash positions or buy or sell portfolio securities it would not have bought or sold otherwise. The need to execute additional portfolio transactions due to these cash flows may also increase the Fund’s brokerage and administrative costs and, for investors in taxable accounts, may increase the taxable distributions received from the Fund.

Fund policies. In order to protect the interests of long-term shareholders of the Fund, the Investment Management Company and the Fund’s Trustees have adopted policies and procedures intended to discourage excessive short-term trading. The Fund seeks to discourage excessive short-term trading by imposing short-term trading fees and using fair value pricing procedures to value investments under some circumstances. In addition, the Investment Management Company monitors activity in those shareholder accounts about which it possesses the necessary information in order to detect excessive short-term trading patterns and takes steps to deter excessive short-term traders.

The Fund will impose a short-term trading fee of 1.00% of the total redemption amount (calculated at market value) if investors sell or exchange their shares after holding them for 7 days or less. The short-term trading fee is paid directly to the Fund and is designed to offset brokerage commissions, market impact and other costs associated with short-term trading. The short-term trading fee will not apply in certain circumstances.

Account monitoring. The Investment Management Company’s Compliance Department currently uses multiple reporting tools to monitor activity in retail customer accounts for which Putnam Investor Services maintains records. This review is based on the Fund’s internal parameters for detecting excessive short-term trading, which consider the number of “round trip” transactions above a specified dollar amount within a specified period of time. These parameters may change from time to time. If a monitored account engages in short-term trading that the Investment Management Company or the Fund considers to be excessive or inappropriate, the Investment Management Company will issue the investor and his or her financial intermediary, if any, a written warning. Continued excessive short-term trading activity by an investor or intermediary that has received a warning may lead to the termination of the exchange privilege. The Fund also reserves the right to terminate the exchange privilege without a warning. In addition, the Investment Management Company will also communicate instances of excessive short-term trading to the compliance staff of an investor’s broker, if one is identified.

Account restrictions. In addition to enforcing these exchange parameters, the Investment Management Company and the Fund reserve the right to reject or restrict purchases or exchanges for any reason. The Investment Management Company or the Fund may determine that an investor’s trading activity is excessive or otherwise potentially harmful based on various factors, including an investor’s or financial intermediary’s trading history in the Fund, other Putnam funds or other investment products, and may aggregate activity in multiple accounts under common ownership or control. If the Fund identifies an investor or intermediary as a potential excessive trader, it may, among other things, require further trades to be submitted by mail rather than by phone or over the Internet, impose limitations on the amount, number, or frequency of future purchases or exchanges, or temporarily or permanently bar the investor or intermediary from investing in the Fund or other Putnam funds. The Fund may take these steps

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in its discretion even if the investor’s activity may not have been detected by the Fund’s current monitoring parameters.

Limitations on the Fund’s policies. There is no guarantee that the Fund will be able to detect excessive short-term trading in all accounts. For example, the Investment Management Company currently does not have access to sufficient information to identify each investor’s trading history, and in certain circumstances there are operational or technological constraints on its ability to enforce the Fund’s policies. In addition, even when the Investment Management Company has sufficient information, its detection methods may not capture all excessive short-term trading.

In particular, many purchase, redemption and exchange orders are received from financial intermediaries that hold omnibus accounts with the Fund. Omnibus accounts, in which shares are held in the name of an intermediary on behalf of multiple beneficial owners, are a common form of holding shares among retirement plans and financial intermediaries such as brokers, advisers and third-party administrators. The Fund is generally not able to identify trading by a particular beneficial owner within an omnibus account, which makes it difficult or impossible to determine if a particular shareholder is engaging in excessive short-term trading. The Investment Management Company monitors aggregate cash flows in omnibus accounts on an ongoing basis. If high cash flows or other information indicate that excessive short-term trading may be taking place, the Investment Management Company will contact the financial intermediary, plan sponsor or recordkeeper that maintains accounts for the underlying beneficial owner and attempt to identify and remedy any excessive trading. However, the Fund’s ability to monitor and deter excessive short-term traders in omnibus accounts ultimately depends on the capabilities and cooperation of these third-party financial firms. A financial intermediary or plan sponsor may impose different or additional limits on short-term trading.

4  FEES, ETC. AND TAXES

(1) Sales Charge

The sales charge in Japan shall be 3.15% (3.00% before consumption tax) of the amount obtained by deduction of the amount equivalent to 3.00% of the public offering price from such price (hereinafter referred to as the “Sales Price”). The public offering price means the amount calculated by dividing the net asset value by (1 - 0.0325) and rounded to three decimal places. Please refer to “Part III. Detailed Information Concerning the Fund, II. Procedures, etc., 1. Procedures for Sales of Shares, Etc.” hereof.

(2) Redemption Fee:

A deferred sales charge of 0.40% may apply to Class M shares purchased without an initial sales charge outside of Japan if redeemed within one year of purchase.

Deferred sales charges will be based on the lower of the shares’ cost and current NAV. Shares not subject to any charge will be redeemed first, followed by shares held longest. Investors may sell shares acquired by reinvestment of distributions without a sales charge at any time.

(3) Management Fee, etc.:

A. Management Fee

Under a Management Contract dated August 3, 2007, the Fund pays a quarterly fee to the Investment Management Company based on the average net assets of the Fund, as determined at the close of each business day during the quarter, at the annual rate of:

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0.57% of the first $500 million of average net assets;
0.475% of the next $500 million of average net assets;
0.4275% of the next $500 million of average net assets; and
0.38% of any excess over $1.5 billion of average net assets.

For the past three fiscal years, pursuant to the management contract, the Fund incurred the following fees:

			Amount
			management
			fee would
			have been
		Amount of	without
	Management	management	expense
Fiscal year	fee paid	fee waived	limitation

2007	$5,784,396	$144,017	$5,928,413
2006	$6,820,873	N/A	N/A
2005	$8,049,862	N/A	N/A

Expense limitation. In order to limit expenses, through September 30, 2008 the Investment Management Company has agreed to waive fees and reimburse expenses of the Fund to the extent necessary to ensure that the Fund pays total fund operating expenses at an annual rate that does not exceed the simple average of the expenses of all front-end load funds viewed by Lipper Inc. as having the same investment classification or objective as the Fund (expressed in each case as a percentage of average net assets). For these purposes, total fund operating expenses of both the Fund and the Lipper category average will be calculated without giving effect to 12b-1 fees or any expense offset and brokerage service arrangements that may reduce Fund expenses, the Lipper category average will be calculated by Lipper each calendar quarter in accordance with Lipper’s standard method for comparing Fund expenses based on expense information for the most recent fiscal year of each fund included in that category, and the expense limitation will be updated as of the first business day after Lipper publishes the category average (generally shortly after the end of each calendar quarter).

Fee waivers for investments in affiliated fund. The Fund invests a portion of its assets in Putnam Prime Money Market Fund. Each asset invested in Prime is charged a rate as low as 0.12% per annum and in any even, no greater then 0.20% per annum. Currently as of March 2008, it is limited to 0.12% per annum. In connection with such investment, management fees paid by the Fund are reduced by an amount equal to the management fee paid by Putnam Prime Money Market Fund with respect to assets invested by the Fund in Putnam Prime Money Market Fund. The following table shows management fees waived by the Investment Management Company in respect of such investments during the fiscal years indicated:

Amount of
management
Fiscal Year	fee waived

2007	$21,388
2006	$0
2005	$0

B. Custodian Fee and Charges of the Investor Servicing Agent

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Effective January 1, 2007, the Fund retained State Street Bank and Trust Company (“State Street”), located at 2 Avenue de Lafayette, Boston, Massachusetts 02111, as its custodian. Putnam Fiduciary Trust Company (“PFTC”), the Fund’s previous custodian, is managing the transfer of the Fund’s assets to State Street, and this transfer has been substantially completed. PFTC may employ one or more sub-custodians in fulfilling its remaining responsibilities. State Street is responsible for safeguarding and controlling the Fund’s cash and securities, handling the receipt and delivery of securities, collecting interest and dividends on the Fund’s investments, serving as the Fund’s foreign custody manager, providing reports on foreign securities depositaries, making payments covering the expenses of the Fund, and performing other administrative duties. State Street does not determine the investment policies of the Fund or decide which securities the Fund will buy or sell. State Street has a lien on the Fund’s assets to secure charges and advances made by it. The Fund may from time to time enter into brokerage arrangements that reduce or recapture fund expenses, including custody expenses. The Fund also has an offset arrangement that may reduce the Fund’s custody fee based on the amount of cash maintained by its custodian.

Putnam Investor Services, a division of PFTC, is the Fund’s Investor Servicing Agent (transfer, plan and dividend disbursing agent), for which it receives fees that are paid monthly by the Fund as an expense of all its shareholders. The fee paid to Putnam Investor Services is determined on the basis of the number of shareholder accounts in the Fund and the level of defined contribution plan assets in the Fund.

For the fiscal year ending on September 30, 2007, the Fund incurred $1,800,651 and $342,774, respectively, in fees and out-of-pocket expenses for investor servicing and custody services.

C. Fees under Class M Distribution Plan

The Class M distribution plan provides for payments by the Fund to Putnam Retail Management at the annual rate of up to 1.00% of average net assets attributable to Class M shares. The Trustees currently limit payments under the Class M plan to the annual rate of 0.50% of such assets. Because these fees are paid out of the Fund’s assets on an ongoing basis, they will increase the cost of investors’ investment.

Putnam Retail Management makes quarterly payments to MUS and other dealers at an annual rate of 0.40% of the average net asset value of Class M shares attributable to shareholders for whom MUS and other dealers are designated as the dealer of record.

Payments under the distribution plan are intended to compensate Putnam Retail Management for services provided and expenses incurred by it as principal underwriter of the Fund’s shares, including the payments to dealers mentioned above. Putnam Retail Management may suspend or modify such payments to dealers.

For the fiscal year ending September 30, 2007, the Fund paid 12b-1 fees under the distribution plan of $145,216 to Putnam Retail Management for Class M shares.

(4) Other Expenses:

The Fund pays all expenses not assumed by the Investment Management Company, including Trustees’ fees, auditing, legal, custodial, investor servicing and shareholder reporting expenses, and payments under its distribution plans (which are in turn allocated to the relevant class of shares). The Fund also reimburses the Investment Management Company for administrative services during fiscal 2007, including compensation and related expenses of certain Fund officers and contributions to the Putnam Investments Profit Sharing Retirement Plan for their benefit. The total reimbursement is determined annually by the Trustees and was $32,517 for

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fiscal 2007. The portion of the total reimbursement for compensation and contributions was $27,282.

Portfolio transactions and portfolio turnover rate. The Fund’s daily transactions on stock exchanges, commodities markets and futures markets involve costs that are reflected in the Fund’s total return but not in the Total Annual Fund Operating Expenses. For example, the Fund paid $147,684 in brokerage commissions during the last fiscal year, representing 0.01% of the Fund’s average net assets. Of this amount, no payments were made to brokers who also provided research services.

Because different types of funds use different trading procedures, investors should exercise caution in comparing brokerage commissions and combined cost ratios for different types of funds. For example, while brokerage commissions represent one component of the Fund’s transaction costs, they do not reflect any undisclosed amount of profit or “mark-up” included in the price paid by the Fund for principal transactions (transactions made directly with a dealer or other counterparty), including most fixed income securities and certain derivatives. In addition, brokerage commissions do not reflect other elements of transaction costs, including the extent to which the Fund’s purchase and sale transactions may change the market price for an investment (the “market impact”).

Another factor in transaction costs is the Fund’s portfolio turnover rate, which measures how frequently the Fund buys and sells investments. A portfolio turnover rate of 100%, for example, would mean that the Fund sold and replaced securities valued at 100% of the Fund’s assets within a one-year period. Funds with high turnover may be more likely to realize capital gains that must be distributed to shareholders as taxable income. High turnover may also cause a fund to pay more brokerage commissions and other transaction costs, which may detract from performance. The Fund’s portfolio turnover rate and the amount of brokerage commissions it pays will vary over time based on market conditions.

The fund’s portfolio turnover rate for the past five fiscal years compared with the average turnover rate for the Fund’s Lipper category

Turnover Comparison

	2007	2006	2005	2004	2003

Putnam U.S. Government Income Trust	253%	579%	782%	198%	332%

Lipper GNMA Funds Average*	244%	288%	315%	286%	383%

* Average portfolio turnover rate of funds viewed by Lipper Inc. as having the same investment classification or objective as the Fund. The Lipper category average portfolio turnover rate is calculated using the portfolio turnover rate for the fiscal year end of each fund in the Lipper category. Fiscal years may vary across funds in the Lipper category, which may limit the comparability of the Fund’s portfolio turnover rate to the Lipper average. Comparative data for the last fiscal year is based on information available as of December 31, 2007.

The Investment Management Company places all orders for purchases and sales of portfolio investments for the Fund through a substantial number of brokers and dealers. In selecting broker-dealers to execute the Fund’s portfolio transactions, the Investment Management Company uses its best efforts to obtain for the Fund the most favorable price and execution reasonably available under the circumstances, except to the extent it may be permitted to pay higher brokerage commissions. During fiscal 2005, 2006 and 2007, the Fund paid $44,938, $167,924 and $147,684 in brokerage commissions, respectively.

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The brokerage commissions for the Fund’s 2007 and 2006 fiscal years were higher than the brokerage commissions for the Fund’s 2005 fiscal year due to an increase in opportunistic trading and more volatile environment and an increase in the use of derivatives.

Portfolio holdings. For more specific information on the Fund’s portfolio, the investors may visit the Putnam Investments website, www.putnam.com/individual, where the Fund’s top 10 holdings and related portfolio information may be viewed monthly beginning approximately 15 days after the end of each month, and full portfolio holdings may be viewed beginning on the last business day of the month after the end of each calendar quarter. This information will remain available on the website until the Fund files a Form N-CSR or N-Q with the SEC for the period that includes the date of the information, after which such information can be found on the SEC’s website at http://www.sec.gov.

Trustee responsibilities and fees

The Trustees are responsible for generally overseeing the conduct of Fund business. Subject to such policies as the Trustees may determine, the Investment Management Company furnishes a continuing investment program for the Fund and makes investment decisions on its behalf. Subject to the control of the Trustees, the Investment Management Company also manages the Fund’s other affairs and business.

The table below shows the value of each Trustee’s holdings in the Fund and in all of the Putnam Funds as of December 31, 2007.

Aggregate dollar range of
	Dollar range of Putnam	shares held in all of the
Name of Trustee	U.S. Government Income	Putnam funds overseen by
	Trust shares owned	Trustee

Jameson A. Baxter	$10,001-$50,000	over $100,000

Charles B. Curtis	$50,001-$100,000	over $100,000

Robert J. Darretta	$1-$10,000	over $100,000

Myra R. Drucker	$1-$10,000	over $100,000

John A. Hill	over $100,000	over $100,000

Paul L. Joskow	$1-$10,000	over $100,000

Elizabeth T. Kennan	$1-$10,000	over $100,000

Kenneth R. Leibler	$1-$10,000	over $100,000

Robert E. Patterson	$10,001-$50,000	over $100,000

George Putnam, III	$50,001-$100,000	over $100,000

W. Thomas Stephens	$1-$10,000	over $100,000

Richard B. Worley	$1-$10,000	over $100,000

*Charles E. Haldeman, Jr.	$10,001-$50,000	over $100,000

* Trustee who is an "interested person" (as defined in the Investment Company Act of 1940) of the Fund, the Investment Management Company and/or Putnam Retail Management. Mr. Haldeman is the President of the Fund and each of the other Putnam funds and is President and Chief Executive Officer of Putnam Investments. None of the other Trustees is an "interested person."

Each independent Trustee of the Fund receives an annual retainer fee and additional fees for each Trustees meeting attended, for attendance at industry seminars and for certain compliance-related services. Independent Trustees who serve on board committees receive additional fees for attendance at certain committee meetings and for special services rendered in that connection. Independent Trustees also are reimbursed for costs incurred in connection with their services, including costs of travel, seminars and educational materials. All of the current

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independent Trustees of the Fund are Trustees of all the Putnam funds and receive fees for their services.

The Trustees periodically review their fees to ensure that such fees continue to be appropriate in light of their responsibilities as well as in relation to fees paid to trustees of other mutual fund complexes. The Board Policy and Nominating Committee, which consists solely of independent Trustees of the Fund, estimates that committee and Trustee meeting time, together with the appropriate preparation, requires the equivalent of at least three business days per Trustee meeting. The standing committees of the Board of Trustees, and the number of times each committee met during the Fund’s fiscal year, are shown in the table below:

Audit and Compliance Committee	11

Board Policy and Nominating Committee	13

Brokerage Committee	6

*Communications, Service and Marketing Committee	8

Contract Committee	19

Distributions Committee	11

Executive Committee	2

Investment Oversight Committees	35

**Investment Oversight Coordinating Committee	9

Pricing Committee	9

* Effective July 2007, certain responsibilities of the Marketing Committee and the Shareholder Communications and Relations Committee were assigned to a new committee, the Communications, Service and Marketing Committee. The number of meetings indicated for the Communications, Service and Marketing Committee includes the number of meetings held by the Marketing Committee and the Shareholder Communications and Relations Committee during the Fund's last fiscal year.

** Effective July 2007, certain responsibilities of the Investment Process Committee were assigned to a new committee, the Investment Oversight Coordinating Committee. The number of meetings indicated for the Investment Oversight Coordinating Committee includes the number of meetings held by the Investment Process Committee during the Fund's fiscal year.

The following table shows the year each Trustee was first elected a Trustee of the Putnam funds, the fees paid to each Trustee by the Fund for fiscal 2007, and the fees paid to each Trustee by all of the Putnam funds during calendar year 2007:

COMPENSATION TABLE

		Pension or	Estimated
		retirement	annual	Total
Trustees/Year	Aggregate	benefits	benefits from	compensation
	compensation	accrued as	all Putnam	from all
	from the Fund	part of Fund	funds upon	Putnam
		expenses	retirement(1)	funds(2)

Jameson A. Baxter/	$3,659	$1,346	$110,500	$305,000
1994(3)

Charles B. Curtis/	$3,620	$1,153	$113,900	$291,250
2001

Robert J. Darretta/	$1,150	N/A	N/A	$135,000
2007(5)

Myra R. Drucker/	$3,783	N/A	N/A	$307,500
2004(3)

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		Pension or	Estimated
	Aggregate	retirement	annual	Total
Trustees/Year	compensation	benefits	benefits from	compensation
	from the Fund	accrued as	all Putnam	from all
		part of Fund	funds upon	Putnam
		expenses	retirement(1)	funds(2)

Charles E. Haldeman,	$0	N/A	N/A	$0
Jr./2004

John A. Hill/	$4,635	$2,160	$161,700	$399,063
1985(3)(4)

Paul L. Joskow/	$3,659	$948	$113,400	$295,000
1997(3)

Elizabeth T. Kennan/	$3,709	$1,798	$108,000	$300,000
1992(3)

Kenneth R.	$3,501	N/A	N/A	$300,000
Leibler/2006

Robert E. Patterson/	$3,709	$1,208	$106,500	$300,000
1984

George Putnam, III/	$3,851	$1,083	$130,300	$307,500
1984(4)

W. Thomas Stephens/	$3,611	$1,180	$107,100	$290,000
1997

Richard B. Worley/	$3,609	N/A	N/A	$290,000
2004

(1) Estimated benefits for each Trustee are based on Trustee fee rates for calendar years 2003, 2004 and 2005.

(2) As of December 31, 2007, there were 102 funds in the Putnam family. For Mr. Hill, amounts shown also include compensation for service as Chairman of TH Lee, Putnam Emerging Opportunities Portfolio, a closed-end fund advised by an affiliate of the Investment Management Company.

(3) Certain Trustees are also owed compensation deferred pursuant to a Trustee Compensation Deferral Plan. As of September 30, 2007, the total amounts of deferred compensation payable by the Fund, including income earned on such amounts, to these Trustees were: Ms. Baxter - $16,155; Ms. Drucker - $2,915; Mr. Hill - $80,850; Dr. Joskow - $19,203; and Dr. Kennan - $2,908.

(4) Includes additional compensation to Messrs. Hill and Putnam for service as Chairman of the Trustees, and President (through May 31, 2007) of the Funds, respectively.

(5) Mr. Darretta was elected to the Board of Trustee of the Putnam funds on July 12, 2007.

Under a Retirement Plan for Trustees of the Putnam funds (the “Plan”), each Trustee who retires with at least five years of service as a Trustee of the funds is entitled to receive an annual retirement benefit equal to one-half of the average annual attendance and retainer fees paid to such Trustee for calendar years 2003, 2004 and 2005. This retirement benefit is payable during a Trustee’s lifetime, beginning the year following retirement, for the number of years of service through December 31, 2006. A death benefit, also available under the Plan, ensures that the Trustee and his or her beneficiaries will receive benefit payments for the lesser of an aggregate period of (i) ten years or (ii) such Trustee’s total years of service.

The Plan Administrator (currently the Board Policy and Nominating Committee) may terminate or amend the Plan at any time, but no termination or amendment will result in a reduction in the amount of benefits (i) currently being paid to a Trustee at the time of such termination or amendment, or (ii) to which a current Trustee would have been entitled had he or she retired

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immediately prior to such termination or amendment. The Trustees have terminated the Plan with respect to any Trustees first elected to the board after 2003.

For the fiscal year ending on September 30, 2007, the Fund paid $4,382,787 in total other expenses, including payments under its distribution plans, but excluding management fees, investor servicing agent expenses and custodian expenses.

(5) Tax Treatment of Shareholders in Japan:

The Fund qualifies as a "foreign bond investment trust to be publicly offered" under Japanese law and on that basis, the tax treatment of Shareholders in Japan shall be as follows:

A. The distributions to be made by the Fund will be treated as distributions made by a domestic bond investment trust making public offering of investment fund securities.

(a) The distributions to be made by the Fund to Japanese individual shareholders will be subject to separate taxation from other income (i.e. withholding of income tax at the rate of 15% and withholding of local taxes at the rate of 5% in Japan). In this case, no report concerning distributions will be filed with the Japanese tax authorities.

(b) The distributions to be made by the Fund to Japanese corporate shareholders will be subject to withholding of income tax at the rate of 15% and to withholding of local taxes at the rate of 5% in Japan. In certain cases, the Distributor or the Sales Handling Company will prepare a report concerning distributions and file such report with the Japanese tax authorities.

(c) In general, distributions from the Fund are subject to withholding of United States federal income tax at a reduced rate of 10% under the United States-Japan tax treaty. The amount withheld as U.S. federal income tax may be applied for foreign tax credit in Japan. Notwithstanding the above, distributions of certain properly designated “capital gain dividends,” “interest-related dividends,” and “short-term capital gain dividends” (as such terms are defined under the United States Internal Revenue Code of 1986, as amended) will generally not be subject to withholding of United States federal income tax. Furthermore, special tax rules may apply to distributions by the Fund of gain attributable to certain “U.S. real property interests. Shareholders should consult their own tax advisor to determine the suitability of shares of the Fund as an investment.

(d) The Japanese withholding tax imposed on distributions as referred to in (a) and (b) above will be collected by way of the so-called “difference collecting method.” In this method only the difference between the amount equivalent to 20% of the distributions before U.S. withholding tax and the amount of U.S. withholding tax withheld in the U.S. will be collected in Japan.

B. The provisions of Japanese tax laws giving the privilege of a certain deduction from taxable income to corporations, which may apply to dividends paid by a domestic corporation, shall not apply.

C. Capital gains and losses arising from purchase and repurchase of the Shares shall be treated in the same way as those arising from purchase and sale of a domestic investment trust.

D. The Fund qualifies as a publicly offered, foreign government and corporate bond fund under the tax law. There is a possibility that other treatment may be made due to judgment by the tax authority in the future. Also, the taxation treatment described above is subject to other changes of law or practice.

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38

E. To ensure compliance with requirements imposed by the United States Internal Revenue Service, you are hereby notified that the United States tax advice contained herein (i) is written in connection with the promotion or marketing by the Fund of the transactions or matters addressed herein, and (ii) is not intended or written to be used, and cannot be used by any taxpayer, for the purpose of avoiding United States tax penalties. Each taxpayer should seek advice based on the taxpayer’s particular circumstances from an independent tax advisor.

5 STATUS OF INVESTMENT FUND

(1) Diversification of Investment Portfolio

			(as of the end
			of January
			2008)

			Investment
			Ratio
	Name of	Total
Types of Assets	Country	U.S. Dollars	(%)

U.S. Government Agency
Mortgages Obligations	United States	939,018,550	68.57
U.S. Government Agency
Obligations	United States	26,101,899	1.91
Collateral Mortgage Obligations	United States	590,862,593	43.15
U.S. Treasury Obligations	United States	53,611,367	3.92
Asset-backed Securities	United States	6,214,423	0.45
Purchased Options	United States	158,119,618	11.55
Short-Term Investments	United States	138,480,897	10.11

Cash, Deposit and Other
Assets (After deduction of

liabilities)		(543,060,344)	-39.66

Total		1,369,349,003	100.00
(Net Asset Value)		[JPY 145,699 million]

Note: Investment Ratio is calculated by dividing each asset at its market value by the total net asset value of the Fund. The same applies hereinafter.

(2) Portfolio of Investments

A. Principal Holdings

(As of the end of December 31, 2007)

					Maturity	Quantity	U.S. Dollar				Investment
	Name	Country	Type	Coupon (%)	Date	(1,000)	Acquisition Cost		Current Value		Ratio (%)

							Per		Per
							Issue	Total	Issue	Total

	Government National		U.S.
	Mortgage Association		Government
	Pass-Through		and Agency
	Certificates 5 1/2s, TBA,		Mortgage
1	January 1, 2035	USA	Obligations	5.5	2035	372,000	1.01	375,774,375	1.01	374,673,750	27.97%
	Federal National		U.S.
	Mortgage Association		Government
	Pass-Through		and Agency
	Certificates 5 1/2s, TBA,		Mortgage
2	January 1, 2038	USA	Obligations	5.5	2038	365,400	0.98	359,160,813	1.00	364,829,063	27.24%

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39

	Government National		U.S.
	Mortgage Association		Government
	Pass-Through		and Agency
	Certificates 6 1/2s,		Mortgage
3	August 20, 2037	USA	Obligations	6.5	2037	113,926	1.02	116,157,147	1.03	117,703,923	8.79%
	Government National		U.S.
	Mortgage Association		Government
	Pass-Through		and Agency
	Certificates 6 1/2s,		Mortgage
4	September 20, 2037	USA	Obligations	6.5	2037	93,429	1.02	95,719,530	1.03	96,527,509	7.21%
	Government National		U.S.
	Mortgage Association		Government
	Pass-Through		and Agency
	Certificates 6 1/2s, TBA,		Mortgage
5	January 1, 2037	USA	Obligations	6.5	2037	73,700	1.03	76,132,031	1.03	76,095,250	5.68%
	Federal National		U.S.
	Mortgage Association		Government
	Pass-Through		and Agency
	Certificates 6 1/2s, TBA,		Mortgage
6	January 1, 2038	USA	Obligations	6.5	2038	64,300	1.02	65,685,547	1.03	66,078,294	4.93%
	Fannie Mae FRB Ser.		Collateralized
	07-95, Class A2,		Mortgage
7	5.115s, 2036	USA	Obligations	5.115	2036	47,880	0.99	47,510,031	0.99	47,482,596	3.54%
	Government National		U.S.
	Mortgage Association		Government
	Pass-Through		and Agency
	Certificates 6 1/2s,		Mortgage
8	November 20, 2037	USA	Obligations	6.5	2037	35,265	1.03	36,191,800	1.03	36,434,155	2.72%
U.S. Treasury Notes 4
	1/4s, September 30,		U.S. Treasury
9	2012	USA	Obligations	4.25	2012	34,538	1.00	34,384,499	1.03	35,741,435	2.67%
	Fannie Mae FRB Ser.		Collateralized
	07-103, Class HB,		Mortgage
10	5.265s, 2037	USA	Obligations	5.265	2037	20,993	1.00	20,993,144	1.00	21,026,733	1.57%
	Fannie Mae FRB Ser.		Collateralized
	07-101, Class A2,		Mortgage
11	5.115s, 2036	USA	Obligations	5.115	2036	20,184	0.99	20,054,439	0.99	20,050,786	1.50%
	Government National		U.S.
	Mortgage Association		Government
	Pass-Through		and Agency
	Certificates 6 1/2s, July		Mortgage
12	20, 2037	USA	Obligations	6.5	2037	16,811	1.02	17,212,657	1.03	17,368,117	1.30%
	Fannie Mae FRB Ser.		Collateralized
	07-95, Class A1,		Mortgage
13	5.115s, 2036	USA	Obligations	5.115	2036	15,961	1.00	15,956,140	0.99	15,851,147	1.18%

	U.S. Treasury Notes 4s,		U.S. Treasury
14	February 15, 2014	USA	Obligations	4	2014	15,220	0.99	15,096,338	1.02	15,548,181	1.16%
U.S.
Government
	Freddie Mac 6 5/8s,		Agency
15	September 15, 2009	USA	Obligations	6.625	2009	14,600	1.04	15,209,788	1.05	15,313,385	1.14%
Option on an interest
rate swap with Lehman
Brothers Special
Financing, Inc. for the
right to receive a fixed
rate of 5.775% versus
the three month USD-
	LIBOR-BBA maturing		Purchased
16	July 1, 2018.	USA	Option	5.775	2008	167,338	0.02	3,681,436	0.09	14,407,802	1.08%
Collateralized
	Freddie Mac Ser. 242,		Mortgage
17	PO, zero %, 2036	USA	Obligations	zero	2036	17,923	0.80	14,311,279	0.80	14,355,731	1.07%
	Fannie Mae FRB Ser.		Collateralized
	07-95, Class A3,		Mortgage
18	5.115s, 2036	USA	Obligations	5.115	2036	13,271	0.96	12,710,552	0.96	12,783,954	0.95%
	Government National		U.S.
	Mortgage Association		Government
	Pass-Through		and Agency
	Certificates 6 1/2s,		Mortgage
19	January 15, 2037	USA	Obligations	6.5	2037	11,492	1.02	11,707,978	1.03	11,872,285	0.89%

/ /
40

	Option on an interest
	rate swap with
	JPMorgan Chase Bank,
	N.A. for the right to
	receive a fixed rate of
	5.355% versus the
	three month USD-
	LIBOR-BBA maturing		Purchased
20	on November 12, 2019.	USA	Option	5.355	2009	213,467	0.04	8,005,013	0.05	11,546,430	0.86%
			Collateralized
	Fannie Mae Ser. 03-		Mortgage
21	W8, Class 2A, 7s, 2042	USA	Obligations	7	2042	10,195	1.05	10,726,312	1.07	10,865,839	0.81%
	Option on an interest
	rate swap with Merrill
	Lynch Capital Services,
	Inc. for the right to
	receive a fixed rate of
	5.35% versus the three
	month USD-LIBOR-
	BBA maturing on		Purchased
22	November 12, 2019.	USA	Option	5.35	2009	199,733	0.04	7,460,028	0.05	10,759,617	0.80%
	Option on an interest
	rate swap with
	Deutschbank for the
	right to receive a fixed
	rate of 5.385% versus
	the three month USD-
	LIBOR-BBA maturing		Purchased
23	April 16, 2019.	USA	Option	5.385	2009	174,122	0.03	4,862,357	0.06	9,984,155	0.75%
	Structured Adjustable
	Rate Mortgage Loan		Collateralized
	Trust FRB Ser. 07-8,		Mortgage
24	Class 1A2, 6 1/4s, 2037	USA	Obligations	6.25	2037	9,810	1.00	9,781,966	1.01	9,917,456	0.74%
	Government National		U.S.
	Mortgage Association		Government
	Pass-Through		and Agency
	Certificates 6 1/2s,		Mortgage
25	January 15, 2037	USA	Obligations	6.5	2037	9,253	1.02	9,426,059	1.03	9,558,343	0.71%
	Government National		U.S.
	Mortgage Association		Government
	Pass-Through		and Agency
	Certificates 6 1/2s,		Mortgage
26	January 15, 2037	USA	Obligations	6.5	2043	8,905	1.02	9,071,858	1.03	9,199,170	0.69%
	Option on an interest
	rate swap with Goldman
	Sachs International for
	the right to receive a
	fixed rate of 5.325%
	versus the three month
	USD-LIBOR-BBA		Purchased
27	maturing April 08, 2019.	USA	Option	5.325	2009	164,692	0.03	4,743,130	0.05	9,036,008	0.67%
	Option on an interest
	rate swap with
	JPMorgan Chase Bank,
	N.A. for the right to
	receive a fixed rate of
	5.315% versus the
	three month USD-
	LIBOR-BBA maturing		Purchased
28	on April 08, 2019.	USA	Option	5.315	2009	164,692	0.03	4,771,951	0.05	8,883,486	0.66%
	JPMorgan Chase
	Commercial Mortgage
	Securities Corp. Ser.		Collateralized
	07-LDPX, Class A3,		Mortgage
29	5.42s, 2049	USA	Obligations	5.42	2049	8,865	1.00	8,908,940	1.00	8,820,675	0.66%
	Government National		U.S.
	Mortgage Association		Government
	Pass-Through		and Agency
	Certificates 6 1/2s,		Mortgage
30	January 15, 2037	USA	Obligations	6.5	2037	8,019	1.02	8,169,572	1.03	8,284,222	0.62%

B. Investment Property

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41

Not applicable.

C. Other Principal Investments

Not applicable.

/ /
42

(3) Results of Past Operations

A. Record of Changes in Net Assets (Class M Shares)

Record of changes in net assets at the end of the following fiscal years and at the end of each month within one year prior to the end of January 2008 is as follows:

	Total Net Asset Value		Net Asset Value per Share

	USD (thousands)	JPY (millions)	USD	JPY

4th Fiscal Year	163,076	17,351	13.25	1,410
(September 30, 1998)

5th Fiscal Year	133,362	14,190	12.55	1,335
(September 30, 1999)

6th Fiscal Year	95,090	10,118	12.52	1,332
(September 30, 2000)

7th Fiscal Year	144,285	15,352	13.08	1,392
(September 30, 2001)

8th Fiscal Year	171,974	18,298	13.20	1,404
(September 30, 2002)

9th Fiscal Year	73,355	7,805	13.18	1,402
(September 30, 2003)

10th Fiscal Year	50,649	5,389	13.23	1,408
(September 30, 2004)

11th Fiscal Year	39,845	4,240	13.13	1,397
(September 30, 2005)

12th Fiscal Year	31,087	3,308	13.02	1,385
(September 30, 2006)

13th Fiscal Year	27,563	2,933	13.16	1,400
(September 30, 2007)

2007 End of February	29,201	3,107	13.12	1,396
March	28,832	3,068	13.09	1,393
April	28,746	3,059	13.10	1,394
May	28,057	2,985	12.98	1,381
June	27,514	2,927	12.94	1,377
July	27,601	2,937	13.04	1,387
August	27,565	2,933	13.12	1,396
September	27,563	2,933	13.16	1,400
October	27,528	2,929	13.24	1,409
November	32,380	3,445	13.38	1,424
December	32,073	3,413	13.41	1,427
2008 End of January	32,365	3,444	13.57	1,444

Note: Net asset value per share as of the end of February, 2008 is $13.54 (JPY 1,441).

B. Record of Distributions Paid

Fiscal Year	Amount of Dividend paid per Share

	USD	JPY

4th Fiscal Year (10/1/97 - 9/30/98)	0.80	85

5th Fiscal Year (10/1/98 - 9/30/99)	0.77	82

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43

Fiscal Year	Amount of Dividend paid per Share

	USD	JPY

6th Fiscal Year (10/1/99 - 9/30/00)	0.76	81

7th Fiscal Year (10/1/00 – 9/30/01)	0.72	77

8th Fiscal Year (10/1/01 – 9/30/02)	0.66	70

9th Fiscal Year (10/1/02 – 9/30/03)	0.31	33

10th Fiscal Year (10/1/03 - 9/30/04)	0.29	31

11th Fiscal Year (10/1/04 - 9/30/05)	0.37	39

12th Fiscal Year (10/1/05 - 9/30/06)	0.50	53

13th Fiscal Year (10/1/06 – 9/30/07)	0.51	54

Note: Record of distribution paid during the period from January 1998 through February 2008 is as follows:

	Ex-dividend	Dividend ($)	NAV per	Ex-dividend	Dividend ($)	NAV per
Year	Date		Share ($)	Date		Share ($)

1998	Jan. 12	0.068	13.12	Jul. 10	0.066	13.03
	Feb. 10	0.067	13.03	Aug. 10	0.066	13.01
	Mar. 10	0.067	13.01	Sep. 11	0.066	13.10
	Apr. 13	0.066	12.99	Oct. 12	0.066	13.08
	May 11	0.066	12.97	Nov. 10	0.066	13.02
	Jun. 10	0.066	13.04	Dec. 10	0.066	13.08

1999	Jan. 11	0.066	13.01	Jul. 12	0.063	12.61
	Feb. 10	0.063	13.00	Aug. 10	0.063	12.23
	Mar. 10	0.063	12.87	Sep. 10	0.063	12.48
	Apr. 12	0.063	12.93	Oct. 11	0.064	12.45
	May 10	0.063	12.82	Nov. 10	0.063	12.50
	Jun. 10	0.063	12.56	Dec. 10	0.063	12.49

2000	Jan. 10	0.064	12.20	Jul. 10	0.064	12.37
	Feb. 10	0.063	12.08	Aug. 10	0.063	12.47
	Mar. 10	0.064	12.18	Sep. 11	0.063	12.44
	Apr. 10	0.063	12.37	Oct. 10	0.063	12.47
	May 10	0.063	12.11	Nov. 10	0.063	12.48
	Jun. 12	0.063	12.32	Dec. 8	0.064	12.66

2001	Jan. 10	0.063	12.79	Jul. 10	0.057	12.75
	Feb. 12	0.063	12.78	Aug. 10	0.057	12.88
	Mar. 12	0.064	12.79	Sep. 10	0.057	12.92
	Apr. 10	0.057	12.76	Oct. 10	0.057	13.01
	May 10	0.057	12.74	Nov. 12	0.057	13.04
	Jun. 11	0.057	12.75	Dec. 11	0.057	12.83

2002	Jan. 10	0.057	12.89	Jul. 10	0.051	13.07
	Feb. 11	0.057	12.97	Aug. 12	0.051	13.13
	Mar. 11	0.057	12.81	Sep. 10	0.052	13.13
	Apr. 10	0.057	12.86	Oct. 10	0.037	13.17
	May 10	0.051	12.95	Nov. 11	0.037	13.16
	Jun. 10	0.051	12.95	Dec. 10	0.037	13.15

2003	Jan. 10	0.030	13.18	Jul. 11	0.015	13.11
	Feb. 10	0.030	13.17	Aug. 12	0.015	13.00
	Mar. 10	0.024	13.20	Sep. 12	0.015	13.09

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44

	Ex-dividend	Dividend ($)	NAV per	Ex-dividend	Dividend ($)	NAV per
Year	Date		Share ($)	Date		Share ($)

	Apr. 10	0.024	13.14	Oct. 10	0.015	13.08
	May 12	0.024	13.13	Nov. 12	0.015	13.07
	Jun. 10	0.024	13.11	Dec. 12	0.015	13.16

2004	Jan. 9	0.025	13.23	Jul. 12	0.031	13.10
	Feb. 11	0.025	13.25	Aug. 12	0.031	13.17
	Mar. 12	0.025	13.29	Sep. 10	0.031	13.21
	Apr. 12	0.025	13.16	Oct. 12	0.031	13.23
	May 12	0.025	12.88	Nov. 12	0.031	13.22
	Jun. 14	0.025	12.84	Dec. 10	0.031	13.23

2005	Jan. 11	0.031	13.22	Jul. 12	0.031	13.19
	Feb. 11	0.031	13.26	Aug. 12	0.031	13.16
	Mar. 11	0.031	13.13	Sep. 12	0.031	13.20
	Apr. 12	0.031	13.18	Oct. 12	0.031	13.07
	May 12	0.031	13.22	Nov. 11	0.031	13.01
	Jun. 10	0.031	13.23	Dec. 9	0.031	13.01

2006	Jan. 11	0.031	13.11	Jul. 12	0.037	12.69

	Feb. 10	0.036	13.06	Aug. 11	0.040	12.84

	Mar. 10	0.036	13.02	Sep. 12	0.040	12.96

	Apr. 11	0.036	12.94	Oct. 12	0.040	12.94

	May 12	0.117	12.73	Nov. 10	0.040	13.05

	Jun. 12	0.037	12.81	Dec. 8	0.040	13.07

2007	Jan. 11	0.040	13.04	Jul. 16	0.044	12.92
	Feb. 9	0.044	13.00	Aug. 14	0.044	13.01
	Mar. 12	0.044	13.09	Sep. 14	0.044	13.13
	Apr. 12	0.044	13.03	Oct. 16	0.044	13.09
	May 11	0.044	13.04	Nov. 8	0.045	13.26
	Jun. 14	0.044	12.85	Dec. 14	0.044	13.31

2008	Jan. 15	0.044	13.50	Jul.
	Feb. 13	0.044	13.59	Aug.
	Mar.			Sep.
	Apr.			Oct.
	May			Nov.
	Jun.			Dec.

C. Record of Rate of Return

Fiscal Year	Rate of Return

4th Fiscal Year (10/1/97 - 9/30/98)	8.38

5th Fiscal Year (10/1/98 - 9/30/99)	0.56

6th Fiscal Year (10/1/99 - 9/30/00)	6.09

7th Fiscal Year (10/1/00 – 9/30/01)	10.56

8th Fiscal Year (10/1/01 – 9/30/02)	6.14

9th Fiscal Year (10/1/02 – 9/30/03)	2.25

10th Fiscal Year (10/1/03 – 9/30/04)	2.61

11th Fiscal Year (10/1/04 – 9/30/05)	2.08

12th Fiscal Year (10/1/05 – 9/30/06)	3.10

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45

13th Fiscal Year (10/1/06 – 9/30/07) 5.12

“NAV at beginning of term” means the net asset value per unit calculated at the beginning of the yield calculation period.

“NAV at term end” means the net asset value per unit calculated at the end of the yield calculation period.

Calculation of cumulative increase ratio by distribution:

The amount shall be obtained by multiplying together all the amounts of such dividend as distributed during the yield calculation period divided by the net asset value per unit on the ex-dividend day of the relevant distribution plus 1.

6 OUTLINE OF THE PROCEDURES, ETC.

(1) Procedures for Sales of Shares in Japan

In Japan, Shares of the Fund are offered on any Fund Business Day and any business day of the Distributor in Japan during the Subscription Period mentioned in “(7) Period of Subscription, Part I. Information Concerning Securities” of a securities registration statement pursuant to the terms set forth in “Part I. Information Concerning Securities” of the relevant securities registration statement. The Distributor or the Sales Handling Company shall provide to the investors an Agreement Concerning a Foreign Securities Transactions Account and other agreements (the “Account Agreement”) and receive from such investors an application for requesting the opening of a transactions account under the Account Agreement. Purchases may be made in the minimum investment amount of 100 shares and in integral multiples of 100 shares.

The issue price for Shares shall be, in principal, the net asset value per Share next calculated on the day on which the Fund receives such application. The Trade Day in Japan is the day when the Distributor confirms the execution of the order (ordinarily the business day in Japan next following the placement of orders), and the payment and delivery shall be made on the fourth Business Day after and including the Trade Day. The sales charge in Japan shall be 3.15% (3.00% before consumption tax) of the amount obtained by deduction of the amount equivalent to 3.00% of the public offering price from such price (hereinafter referred to as the “Sales Price”). Any amount, which is over the net asset value, of the Sales Price shall be retained by Putnam Retail Management Limited Partnership, principal underwriter of the Fund. The public offering price means the amount calculated by dividing the net asset value by (1- 0.0325) and rounded to three decimal places.

Payment of purchase price shall be made in yen in principal and the applicable exchange rate shall be the exchange rate which shall be based on the foreign exchange rate quoted in the Tokyo Foreign Exchange Market on the Trade Day and which shall be determined by such Distributor or Sales Handling Company. The payment may be made in dollars to the extent that the Distributor or the Sales Handling Company can agree.

In addition, the Distributor or the Sales Handling Company in Japan who are members of the Japan Securities Dealers’ Association cannot continue sales of the Shares in Japan when the net assets of the Fund are less than JPY100,000,000 or the Shares otherwise cease to comply

/ /
46

with the “Standards of Selection of Foreign Investment Fund Securities” contained in the “Regulations Concerning the Transactions of Foreign Securities” established by the Association.

(2) Repurchase in Japan

Shareholders in Japan may at any time request repurchase of their Shares without a contingent deferred sales charge. Repurchase requests in Japan may be made to the Investor Servicing Agent through the Distributor or the Sales Handling Company on a Fund Business Day that is a business day of the Distributor in Japan. The repurchase shall be made in integral multiples of 1 shares.

The price a shareholder in Japan will receive is the next net asset value calculated after the Fund receives the repurchase request from the Distributor, provided the request is received before the close of regular trading on the New York Stock Exchange (“NYSE”). The payment of the price shall be made in yen through the Distributor or the Sales Handling Company pursuant to the Account Agreement or, if the Distributor or the Sales Handling Company agree, in dollars. The payment for repurchase proceeds shall be made on the fourth business day of securities companies in Japan after and including the Trade Day.

7 OUTLINE OF THE MANAGEMENT AND ADMINISTRATION

(1) OUTLINE OF MANAGEMENT OF ASSETS, ETC.:

A. Valuation of Assets:

The price of the Fund’s shares is based on its NAV. The NAV per share of each class equals the total value of its assets, less its liabilities, divided by the number of its outstanding shares. Shares are only valued as of the close of regular trading on the NYSE each day the exchange is open.

The Fund values its investments for which market quotations are readily available at market value. It values all other investments and asset at their fair value. Market quotations are not considered to be readily available for many debt securities. These securities are generally valued at fair value on the basis of valuations provided by an independent pricing service approved by the Fund’s Trustees or dealers selected by the Investment Management Company. Such services or dealers determine valuations for normal institutional-size trading units of such securities using information with respect to transactions in the bond being valued, market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities. The fair value determined for an investment may differ from recent market prices for the investment.

B. Custody of Shares:

Share certificates shall be held by Shareholders at their own risk.

The custody of the Share certificates (if issued) representing Shares sold to Japanese Shareholders shall, unless otherwise instructed by the Shareholder, be held, in the name of the custodian, by the custodian of MUS.

C. Duration of the Fund Trust:

Unless terminated, the Fund shall continue without limitation of time.

D. Accounting Year:

The accounts of the Fund will be closed each year on September 30.

/ /
47

E. Liquidation:

The Fund may be terminated at any time by vote of Shareholders holding at least 66 2/3% of the Shares entitled to vote or by the Trustees of the Fund by written notice to the Shareholders.

F. Agreement and Declaration of Trust:

The Agreement and Declaration of Trust may be amended at any time by an instrument in writing signed by a majority of the Trustees then in office when authorized to do so by vote of Shareholders holding a majority of the Shares entitled to vote.

(2) OUTLINE OF DISCLOSURE SYSTEM: A. Disclosure in U.S.A.:

(a) Disclosure to shareholders

In accordance with the Investment Company Act of 1940, as amended (the “1940 Act”), the Fund is required to send to its shareholders annual and semi-annual reports containing financial information.

(b) Disclosure to the SEC

The Fund has filed a registration statement with the SEC on Form N-1A; the Fund updates that registration statement periodically in accordance with the 1940 Act.

B. Disclosure in Japan:

(a) Disclosure to the Supervisory Authority:

(i) Disclosure Required under the Financial Instruments and Exchange Law

When the Fund intends to offer the Shares amounting to more than a certain specific amount in yen in Japan, it shall submit to the Director of Kanto Local Finance Bureau securities registration statements together with the copies of the Agreement and Declaration of Trust of the Fund and the agreements with major related companies as attachments thereto. The said documents are made available for public inspection for investors and any other persons who desire at Kanto Local Finance Bureau of the Ministry of Finance or on the Electronic Disclosure for Investors’ NETwork under the Financial Instruments and Exchange Law (“EDINET”).

The Distributor or the Sales Handling Company of the Shares shall deliver to the investors prospectuses, the contents of which are substantially identical to Part I and Part II of the securities registration statements (the “Delivery Prospectus”). They shall also deliver to the investors prospectuses, the contents of which are substantially identical to Part III of the securities registration statements upon the request of the investors (the “Requested Prospectus”). For the purpose of disclosure of the financial conditions, etc., the Trustees shall submit to the Director of Kanto Local Finance Bureau of the Ministry of Finance securities reports within 6 months of the end of each fiscal year, semi-annual reports within 3 months of the end of each semi-annual period and extraordinary reports from time to time when changes occur as to material subjects of the Fund. These documents are available for public inspection for the investors and any other persons who desire at the Kanto Local Finance Bureau of the Ministry of Finance or on EDINET.

/ /
48

(ii) Notifications, etc. under the Law Concerning Investment Trusts and Investment Companies

If the Investment Management Company conducts the business of offering for subscription of shares of the Fund, it must file in advance certain information relating to the Fund with the Commissioner of Financial Services Agency under the Law Concerning Investment Trusts and Investment Companies (the Law No. 198, 1951) (hereinafter referred to as the “Investment Trusts Law”). In addition, if the Investment Management Company intends any amendment to Declaration of Trust of the Fund, or if it intends a merger of the Fund with other trust(s), it must file in advance such amendment or merger and the details thereof with the Commissioner of Financial Services Agency. Further, the Investment Management Company must prepare the Management Report on the described matters concerning the assets of the Fund under the Investment Trusts Law immediately after the end of each calculation period of the Fund and must file such Report with the Commissioner of Financial Services Agency.

(b) Disclosure to Japanese Shareholders:

If the Trustees intend to make any amendment to the Agreement and Declaration of Trust of the Fund, the substance of which is important, or if they intend to merge the Fund with other trust(s), they must notify the Japanese Shareholders known to the Fund of the contents of and reasons, etc. for such change or merger in writing no later than 2 weeks prior to such change or merger.

The Japanese Shareholders will be notified of the material facts which would change their position through the Distributor or the Sales Handling Company.

The above described Management Report on the Fund will be sent to the shareholders known in Japan.

(3) INFORMATION CONCERNING THE RIGHTS OF SHAREHOLDERS, ETC.

A. Rights of Shareholders, etc.:

Shareholders must register their shares in their own name in order to exercise directly their rights as Shareholders. Therefore, the Shareholders in Japan who entrust the custody of their Shares to the Distributor or the Sales Handling Company cannot exercise directly their Shareholder rights because their Shares are registered in the name of the custodian. Shareholders in Japan may have the Distributor or the Sales Handling Company exercise their rights on their behalf in accordance with the Account Agreement with the Distributor or the Sales Handling Company.

Shareholders in Japan who do not entrust the custody of their Shares to the Distributor or the Sales Handling Company may exercise their rights in accordance with their own arrangement under their own responsibility.

The major rights enjoyed by Shareholders are as follows:

(a) Voting rights

(b) Repurchase rights

(c) Rights to receive dividends

(d) Right to receive distributions upon dissolution

/ /
49

(e) Right to inspect accounting books and the like

(f) Right to transfer shares

(g) Rights with respect to the U.S. registration statement

B. Foreign Exchange Control in U.S.A.:

In U.S.A., there are no foreign exchange control restrictions on remittance of dividends, repurchase money, etc. of the Shares to Japanese Shareholders.

C. Agent in Japan:

Gaikokuho Kyodo-Jigyo Horitsu Jimusho Linklaters

 Meiji Yasuda Building
1-1, Marunouchi 2-chome
Chiyoda-ku, Tokyo 100-0005 Japan

D. Jurisdiction:

Limited only to litigation brought by Japanese investors regarding transactions relating to the public offering, sale and repurchase in Japan of the Shares of the Fund, the Fund has agreed that the following court has jurisdiction over such litigation and the Japanese law is applicable thereto:

Tokyo District Court
1-4, Kasumigaseki 1-chome
Chiyoda-ku, Tokyo

II FINANCIAL HIGHLIGHTS

(a) “Financial Highlights” includes “Statement of assets and liabilities” and “Statement of operations”, etc. including notes thereto, included in the Fund’s financial statements in “Part III. Detailed Information Concerning the Fund, IV. Financial Conditions of Fund”. This information has been derived from the Fund’s Financial Statements included in “Part III. Detailed Information Concerning the Fund, IV. Financial Conditions of the Fund, Financial Conditions”.

(b) The Japanese translation of the Fund’s financial statements have been prepared pursuant to the proviso to Article 127, Paragraph 5 of the “Regulation Concerning the Terminology, Forms and Preparation Methods of Financial Statements, etc.”, based on the “Ordinance of the Cabinet Office Relating to Disclosure of Specified Securities.” The financial statements have been audited by KPMG LLP, the independent registered public accounting firm in the United States.

(c) The original financial statements of the Fund are presented in U.S. dollars. The amounts in Japanese yen included in the Japanese translations of the financial statements are translated at the exchange rate of US$1.00 = JPY106.40, the mean of the exchange rate quotations by The Bank of Tokyo-Mitsubishi UFJ, Ltd. for buying and selling spot dollars by telegraphic transfer against yen on January 31, 2008. Fractions are rounded to one thousand yen.

The following financial documents are omitted in this translation but contained in the original Japanese SRS:

/ /
50

Statement of assets and liabilities for the fiscal year ended September 30, 2007.

Statement of operations for the fiscal year ended September 30, 2007.

Note 1 (Significant accounting policies) of the notes to financial statements for the fiscal year ended September 30, 2007.

Statement of assets and liabilities for the fiscal year ended September 30, 2006.

Statement of operations for the fiscal year ended September 30, 2006.

Note 1 (Significant accounting policies) of the notes to financial statements for the fiscal year ended September 30, 2006.

III. SUMMARY OF INFORMATION CONCERNING FOREIGN INVESTMENT TRUST SECURITIES

1 Transfer of the Shares

The transfer agent for the registered share certificates is Putnam Investor Services (a division of Putnam Fiduciary Trust Company), P.O. Box 8383, Boston, MA 02266-8383, U. S. A.

The Japanese investors who entrust the custody of their shares to the Distributor or the Sales Handling Company shall have their shares transferred under the responsibility of such company, and the other investors shall make their own arrangements.

No fee is chargeable for the transfer of shares.

2 There are no annual shareholders’ meetings. A shareholder meeting at which the Board of Trustees will be elected will be held at least every five years beginning in 2004. Special shareholders’ meetings may be held from time to time as required by the Agreement and Declaration of Trust and the 1940 Act.

3 No special privilege is granted to Shareholders.

The acquisition of Shares by any person may be restricted.

IV ITEMS OF THE DETAILED INFORMATION CONCERNING THE FUND

(a) Items included in “Part III Detailed Information Concerning the Fund” are as follows:

I Additional Information concerning the Fund

1 History of the Fund

2 Outline of Laws Regulating the Fund in the Jurisdiction Where Established

3 Outline of the Supervisory Authorities II

Procedures, etc.

1 Procedures for Sales of Shares, etc.

2 Procedures for Repurchase of Shares, etc.

III Management and Administration

1 Outline of Management of Assets, etc.

(1) Valuation of Assets

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(2) Custody of Shares

(3) Duration of Trust

(4) Accounting Year

(5) Miscellaneous

2 Outline of Disclosure System

3 Rights of Shareholders, etc.

(1) Rights of Shareholders, etc.

(2) Foreign Exchange Control in the U.S.A.

(3) Agent in Japan

(4) Jurisdiction, etc.

IV Financial Conditions of the Fund

1 Financial Statements

(1) Statement of assets and liabilities

(2) Statement of operations

(3) Fund’s Portfolio

2 Present Condition of the Fund Statement of Net Assets

V Record of Sales and Repurchases (Class M Shares)

(b) No matters set out in “Part III Detailed Information Concerning the Fund” are not included in the prospectus to be delivered when or before the offering of the Shares of the Fund is made pursuant to Article 15, paragraph 2 of the Financial Instruments and Exchange Law.

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PART III DETAILED INFORMATION CONCERNING THE FUND

I. ADDITIONAL INFORMATION CONCERNING THE FUND

1 HISTORY OF THE FUND:

November 1, 1983: Organization of the Fund as a Massachusetts business trust. Adoption of the Agreement and Declaration of Trust.

January 10, 1992: Adoption of the Amended and Restated Agreement and Declaration of Trust.

November 12, 2007: Acquisition of the assets of Putnam Limited Duration Government Income Fund through a Merger

2 OUTLINE OF LAWS REGULATING THE FUND IN THE JURISDICTION WHERE ESTABLISHED

The Fund was created under, and is subject to, the laws of The Commonwealth of Massachusetts. The sale of the Fund’s shares is subject to, among other things, the Securities Act of 1933, as amended, and certain state securities laws. The Fund also attempts to qualify each year and elects to be taxed as a regulated investment company under the United States Internal Revenue Code of 1986, as amended.

The following is a broad outline of certain of the principal statutes regulating the operations of the Fund in the U.S.:

A. Massachusetts General Laws, Chapter 182 - Voluntary Associations and Certain Trusts

Chapter 182 provides in part as follows:

A copy of the declaration of trust must be filed with the Secretary of State of The Commonwealth of Massachusetts and with the Clerk of the City of Boston. Any amendment of the declaration of trust must be filed with the Secretary and the Clerk within thirty days after the adoption of such amendment.

A trust must annually file with the Secretary of State on or before June 1 a report providing the name of the trust, its address, number of shares outstanding and the names and addresses of its trustees.

Penalties may be assessed against the trust for failure to comply with certain of the provisions of Chapter 182.

B. Investment Company Act of 1940

The Investment Company Act of 1940, as amended (the “1940 Act”), in general, requires investment companies to register as such with the U.S. Securities and Exchange Commission (the “SEC”), and to comply with a number of substantive regulations of their operations. The 1940 Act requires an investment company, among other things, to provide periodic reports to its shareholders.

C. Securities Act of 1933

The Securities Act of 1933, as amended (the “1933 Act”), regulates many sales of securities. The 1933 Act, among other things, imposes various registration requirements

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upon sellers of securities and provides for various liabilities for failures to comply with its provisions or in respect of other specified matters.

D. Securities Exchange Act of 1934

The Securities Exchange Act of 1934, as amended (the “1934 Act”), regulates a variety of matters involving, among other things, the secondary trading of securities, periodic reporting by the issuers of securities, and certain of the activities of transfer agents and brokers and dealers.

E. The Internal Revenue Code

The Fund intends to qualify as a “regulated investment company” for federal income tax purposes and to meet all other requirements necessary for it to be relieved of federal taxes on income and gains it distributes to shareholders.

F. Other laws

The Fund is subject to the provisions of other laws, rules, and regulations applicable to the Fund or its operations, such as various state laws regarding the sale of the Fund’s shares.

3 OUTLINE OF THE SUPERVISORY AUTHORITIES

Among the regulatory authorities having jurisdiction over the Fund or certain of its operations are the SEC and state regulatory agencies or authorities.

A. The SEC has broad authority to oversee the application and enforcement of the federal securities laws, including the 1940 Act, the 1933 Act, and the 1934 Act, among others, to the Fund. The 1940 Act provides the SEC broad authority to inspect the records of investment companies, to exempt investment companies or certain practices from the provisions of the 1940 Act, and otherwise to enforce the provisions of the 1940 Act.

B. State authorities typically have broad authority to regulate the offering and sale of securities to their residents or within their jurisdictions and the activities of brokers, dealers, or other persons directly or indirectly engaged in related activities.

II PROCEDURES, ETC.

1 PROCEDURES FOR SALES OF SHARES, ETC.:

A. Sales in the United States

Investors residing in the U.S. can open a Fund account and purchase the Fund’s shares by contacting their financial representative or Putnam Investor Services at 1-800-225-1581 and obtaining a Putnam account application. The completed application, along with a check made payable to the Fund, must then be returned to Putnam Investor Services at the following address:

Putnam Investor Services
P.O. Box 8383
Boston, MA 02266-8383

Investors residing in the United States can open a Fund account with as little as $500. The minimum investment is waived if investors make regular investments weekly, semi-monthly, or monthly through automatic deductions from their bank checking or savings

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account. Although Putnam is currently waiving the minimum, it reserves the right to reject initial investments under the minimum in its discretion.

The Fund sells its shares at the offering price, which is the NAV plus any applicable sales charge. An investor’s financial representative or Putnam Investor Services generally must receive an investor’s completed buy order before the close of regular trading on the NYSE for an investor’s shares to be bought at that day’s offering price.

If investors participate in a retirement plan that offers the Fund, investors may consult their employer for information on how to purchase shares of the Fund through the plan, including any restrictions or limitations that may apply.

The Fund must obtain and verify information that identifies investors opening new accounts. If the Fund is unable to collect the required information, Putnam Investor Services may not be able to open the fund accounts of such investors. Investors must provide their full name, residential or business address, Social Security or tax identification number, and date of birth. Entities, such as trusts, estates, corporations and partnerships, must also provide other identifying information. Putnam Investor Services may share identifying information with third parties for the purpose of verification. If Putnam Investor Services cannot verify identifying information after opening the investor’s account, the Fund reserves the right to close such account.

Also, the Fund may periodically close to new purchases of Shares or refuse any order to buy Shares if the Fund determines that doing so would be in the best interests of the Fund and its shareholders.

Purchasing additional shares

Once an investor residing in the U.S. has an existing account, an investor can make additional investments at any time in any amount in the following ways:

Through a financial representative. The investor’s representative will be responsible for furnishing all necessary documents to Putnam Investor Services and may charge such investor for its services.

Through Putnam’s Systematic Investing Program. The investor can make regular investments weekly, semi-monthly or monthly through automatic deductions from such investor’s bank checking or savings account.

Via the Internet or phone. If investors have an existing Putnam fund account and have completed and returned an Electronic Investment Authorization Form, investors can buy additional shares online at www.putnam.com or by calling Putnam Investor Services at 1-800-225-1581.

By mail. Investors may also request a book of investment stubs for their accounts. Investors would complete an investment stub and write a check for the amount they wish to invest, payable to the Fund, then return the check and investment stub to Putnam Investor Services.

By wire transfer. Investors may buy Fund shares by bank wire transfer of same-day funds. They would call Putnam Investor Services at 1-800-225-1581 for wiring instructions. Any commercial bank can transfer same-day funds by wire. The Fund will normally accept wired funds for investment on the day received if they are received by the Fund's designated bank before the close of regular trading on the NYSE. The investor’s bank may charge such investor for wiring same-day funds. Although the

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Fund's designated bank does not currently charge an investor for receiving same-day funds, it reserves the right to charge for this service. An investor cannot buy shares for tax-qualified retirement plans by wire transfer.

Each share class of the Fund represents investments in the same portfolio of securities, but each class has its own sales charge and expense structure. Only Class M shares are offered in Japan. Here is a summary of Class M shares:

- Initial sales charge of up to 3.25% (sales charges will differ for shares purchased in Japan)

- Lower sales charges available for investments of $50,000 or more

- No deferred sales charge (except on certain redemptions of shares bought without an initial sales charge)

- Lower annual expenses, and higher dividends, than Class B or Class C shares (not offered in Japan) because of lower 12b-1 fees

- Higher annual expenses, and lower dividends, than Class A shares (not offered in Japan) because of higher 12b-1 fees

- No conversion to Class A shares, so future 12b-1 fees do not decline over time

- Orders for Class M shares of one or more Putnam funds, other than Class M shares sold to qualified employee-benefit plans, will be refused when the total value of the purchase, plus existing account balances that are eligible to be linked under a right of accumulation for purchases of Class M shares (as described below), is $1,000,000 or more. Investors considering cumulative purchases of $1,000,000 or more should consider whether Class A shares (not offered in Japan) would be more advantageous and consult their financial representative.

Initial sales charges for Class M shares

	Class M sales charge as a percentage of*:

Amount of purchase	Net amount
at offering price ($)		Offering price**
	invested

Under 50,000	3.36%	3.25%

50,000 but under 100,000	2.30	2.25

100,000 but under 250,000	1.27	1.25

250,000 but under 500,000	1.01	1.00

500,000 but under 1,000,000	1.01	1.00

1,000,000 and above	None	None

* Because of rounding in the calculation of offering price and the number of shares purchased, actual sales charges investors pay may be more or less than these percentages.

** Offering price includes sales charge.

Reducing sales charge

The Fund offers two principal ways for investors to qualify for discounts on initial sales charges on Class M shares, often referred to as “breakpoint discounts”:

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Right of accumulation. Investors can add the amount of their current purchases of Class M shares of the Fund and other Putnam funds to the value of the investors’ existing accounts in the Fund and other Putnam funds. Individuals can also include purchases by, and accounts owned by, their spouse and minor children, including accounts established through different financial representatives. For their current purchases, investors will pay the initial sales charge applicable to the total value of the linked accounts and purchases, which may be lower than the sales charge otherwise applicable to each of the investor’s current purchases. Shares of Putnam money market funds, other than money market fund shares acquired by exchange from other Putnam funds, are not included for purposes of the right of accumulation.

To calculate the total value of an investor’s existing accounts and any linked accounts, the Fund will use the current maximum public offering price of those shares.

Statement of intention. A statement of intention is a document in which investors agree to make purchases of Class M shares in a specified amount within a period of 13 months. For each purchase investors make under the statement of intention, investors will pay the initial sales charge applicable to the total amount investors have agreed to purchase. While a statement of intention is not a binding obligation on investors, if investors do not purchase the full amount of shares within 13 months, the Fund will redeem shares from an investor’s account in an amount equal to the higher initial sales charge investors would have paid in the absence of the statement of intention.

Account types that may be linked with each other to obtain breakpoint discounts using the methods described above include:

- Individual accounts

- Joint accounts

- Accounts established as part of a retirement plan and IRA accounts (some restrictions may apply)

- Shares of Putnam funds owned through accounts in the name of an investor’s dealer or other financial intermediary (with documentation identifying beneficial ownership of shares)

- Accounts held as part of a Section 529 college savings plan managed by the Investment Management Company (some restrictions may apply)

In order to obtain a breakpoint discount, investors should inform their financial representative at the time investors purchase shares of the existence of other accounts or purchases that are eligible to be linked for the purpose of calculating the initial sales charge. The Fund or an investor’s financial representative may ask for records or other information about other shares held in an investor’s accounts and linked accounts, including accounts opened with a different financial representative. Restrictions may apply to certain accounts and transactions.

Distribution (12b-1) plans. The Fund’s 12b-1 plans provide for payments at annual rates (based on average net assets) of up to 1.00% on Class M shares. The Trustees currently limit payments on Class M shares to 0.50% of average net assets. For class M shares, the annual payment rate will equal the weighted average of (i) 0.40% on the net assets of Putnam Limited Duration Government Income Fund attributable to Class M shares existing on November 9, 2007; and (ii) 0.50% on all other net assets of the Fund

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attributable to class M shares. Because these fees are paid out of the Fund’s assets on an ongoing basis, they will increase the cost of an investor’s investment. The higher fees for Class M shares may cost investors more than paying the initial sales charge for Class A shares (not offered in Japan). Because Class M shares, unlike Class B shares (not offered in Japan), do not convert to Class A shares, Class M shares may cost investors more over time than Class B shares.

Payments to dealers. If investors purchase their shares through a dealer, their dealer generally receives payments from Putnam Retail Management representing some or all of the sales charges and distribution (12b-1) fees, if any.

Putnam Retail Management and its affiliates also pay additional compensation to selected dealers in recognition of their marketing support and/or program servicing (each of which is described in more detail below). These payments may create an incentive for a dealer firm or its representatives to recommend or offer shares of the Fund or other Putnam funds to its customers. These additional payments are made by Putnam Retail Management and its affiliates and do not increase the amount paid by investors or the Fund.

The additional payments to dealers by Putnam Retail Management and its affiliates are generally based on one or more of the following factors: average net assets of a fund attributable to that dealer, sales or net sales of a fund attributable to that dealer, or reimbursement of ticket charges (fees that a dealer firm charges its representatives for effecting transactions in Fund shares), or on the basis of a negotiated lump sum payment for services provided.

Marketing support payments, which are generally available to most dealers engaging in significant sales of Putnam fund shares, are not expected, with certain limited exceptions, to exceed 0.085% of the average assets of Putnam’s retail mutual funds attributable to that dealer on an annual basis. These payments are made for marketing support services provided by the dealers, including business planning assistance, educating dealer personnel about the Putnam funds and shareholder financial planning needs, placement on the dealer's preferred or recommended fund company list, and access to sales meetings, sales representatives and management representatives of the dealer.

Program servicing payments, which are paid in some instances to dealers in connection with investments in the Fund by retirement plans and other investment programs, are not expected, with certain limited exceptions, to exceed 0.20% of the total assets in the program on an annual basis. These payments are made for program services provided by the dealer, including participant recordkeeping, reporting, or transaction processing, as well as services rendered in connection with fund/investment selection and monitoring, employee enrollment and education, plan balance rollover or separation, or other similar services.

Other payments. Putnam Retail Management and its affiliates may make other payments (including payments in connection with educational seminars or conferences) or allow other promotional incentives to dealers to the extent permitted by SEC and U.S. National Association of Securities Dealers (“NASD”) rules and by other applicable laws and regulations. Certain dealers also receive additional payments from the Fund’s transfer agent in recognition of subaccounting or other services they provide to shareholders or plan participants who invest in the Fund or other Putnam funds through their retirement plan. These payments are not expected, with certain exceptions for affiliated and

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unaffiliated entities, to exceed 0.13% of the total assets of such shareholders or plan participants in the Fund or other Putnam funds on an annual basis.

Dealers may charge investors fees or commissions in addition to those disclosed in this prospectus. Investors can also ask their dealer about any payments it receives from Putnam Retail Management and its affiliates and any services their dealer provides, as well as about fees and/or commissions it charges.

An investor may be eligible to buy class M shares at reduced sales charges. For fiscal 2005, 2006 and 2007, Putnam Retail Management received $30,660, $301 and $36,686, respectively, in sales charges for Class M shares, of which it retained $2,720, $1,843 and $3,351, respectively after dealer concessions.

B. Sales in Japan

In Japan, Shares of the Fund are offered on any Fund Business Day and any business day of the Distributor in Japan during the Subscription Period mentioned in “(7) Period of Subscription, Part I. Information Concerning Securities” of a securities registration statement pursuant to the terms set forth in “Part I. Information Concerning Securities” of the relevant securities registration statement. The Distributor or the Sales Handling Company shall provide to the investors an Agreement Concerning a Foreign Securities Transactions Account and other agreements (the “Account Agreement”) and receive from such investors an application for requesting the opening of a transactions account under the Account Agreement. Purchases may be made in the minimum investment amount of 100 shares and in integral multiples of 100 shares.

The issue price for Shares shall be, in principal, the net asset value per Share next calculated on the day on which the Fund receives such application. The Trade Day in Japan is the day when the Distributor confirms the execution of the order (ordinarily the business day in Japan next following the placement of orders), and payment and delivery shall be made on the fourth Business Day after and including the Trade Day. The sales charge in Japan shall be 3.15% (3.00% before consumption tax) of the amount obtained by deduction of the amount equivalent to 3.00% of the public offering price from such price (hereinafter referred to as the “Sales Price”). Any amount, which is over the net asset value, of the Sales Price shall be retained by Putnam Retail Management, principal underwriter of the Fund. The public offering price means the amount calculated by dividing the net asset value by (1 - 0.0325) and rounded to three decimal places.

Payment of purchase price shall be made in yen in principal and the applicable exchange rate shall be the exchange rate which shall be based on the foreign exchange rate quoted in the Tokyo Foreign Exchange Market on the Trade Day and which shall be determined by such Distributor or Sales Handling Company. The payment may be made in dollars to the extent that the Distributor or the Sales Handling Company can agree.

In addition, the Distributor or the Sales Handling Company in Japan who are members of the Japan Securities Dealers’ Association cannot continue sales of the Shares in Japan when the net assets of the Fund are less than JPY100,000,000 or the Shares otherwise cease to comply with the “Standards of Selection of Foreign Investment Fund Securities” contained in the “Regulations Concerning the Transactions of Foreign Securities” established by the Association.

2 PROCEDURES FOR REPURCHASE OF SHARES, ETC.:

A. Repurchase or exchange in the United States

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Investors residing in the U.S. can sell their shares back to the Fund or exchange them for shares of the same class of another Putnam fund any day the NYSE is open, either through the their financial representative or directly to the Fund. Payment for redemption may be delayed until the Fund collects the purchase price of shares, which may be up to 10 calendar days after the purchase date.

Selling or exchanging shares through an investor’s financial representative. An investor’s representative must receive the investor’s request in proper form before the close of regular trading on the NYSE for them to receive that day’s NAV, less any applicable deferred sales charge and short-term trading fee. An investor’s representative will be responsible for furnishing all necessary documents to Putnam Investor Services on a timely basis and may charge investors for his or her services.

Selling or exchanging shares directly with the Fund. Putnam Investor Services must receive investors’ requests in proper form before the close of regular trading on the NYSE in order to receive that day’s NAV, less any applicable sales charge and short-term trading fee.

By mail. Investors may send a letter of instruction signed by all registered owners or their legal representatives to Putnam Investor Services. If investors have certificates for the shares they want to sell or exchange, investors must return them unendorsed with their letter of instruction.

By telephone. Investors may use Putnam’s telephone redemption privilege to redeem shares valued at less than $100,000 unless investors have notified Putnam Investor Services of an address change within the preceding 15 days, in which case other requirements may apply. Unless investors indicate otherwise on the account application, Putnam Investor Services will be authorized to accept redemption instructions received by telephone. A telephone exchange privilege is currently available for amounts up to $500,000. Sale or exchange of shares by telephone is not permitted if there are certificates for the investor’s shares. The telephone redemption and exchange privileges may be modified or terminated without notice.

Via the Internet. Investors may also exchange shares via the Internet at www.putnam.com.

Shares held through an investor’s employer's retirement plan. For information on how to sell shares of the Fund that were purchased through an investor’s employer's retirement plan, including any restrictions and charges that the plan may impose, investors are asked to please consult their employer.

Selling shares by check. If investors would like to use the Fund’s check-writing service, they would mark the proper box on the application or authorization form and complete the signature card (and, if applicable, the resolution). The Fund will send investors checks when it receives these properly completed documents. Investors can then make the checks payable to the order of anyone. The Fund will redeem a sufficient number of full and fractional shares in an investor’s account at the next NAV that is calculated after the check is accepted to cover the amount of the check and any applicable deferred sales charge and short-term trading fee. The minimum redemption amount per check is $250. Currently, Putnam is waiving this minimum.

The use of checks is subject to the rules of the Fund’s designated bank for its checking accounts. If investors do not have a sufficient number of shares in their account to cover

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the amount of the check and any applicable deferred sales charge and short-term trading fee, the check will be returned and no shares will be redeemed. Because it is not possible to determine an investor’s account’s value in advance, investors should not write a check for the entire value of their account or try to close their account by writing a check. The Fund may change or end check-writing privileges at any time without notice. The check-writing service is not available for tax-qualified retirement plans, or if there are certificates for investors’ shares.

Additional requirements. In certain situations, for example, if investors sell shares with a value of $100,000 or more, the signatures of all registered owners or their legal representatives must be guaranteed by a bank, broker-dealer or certain other financial institutions. In addition, Putnam Investor Services usually requires additional documents for the sale of shares by a corporation, partnership, agent or fiduciary, or a surviving joint owner. For more information concerning Putnam’s signature guarantee and documentation requirements, investors are asked to contact Putnam Investor Services.

The fund also reserves the right to revise or terminate the exchange privilege, limit the amount or number of exchanges or reject any exchange. The fund into which an investor would like to exchange may also reject its exchange. These actions may apply to all shareholders or only to those shareholders whose exchanges the Investment Management Company determines are likely to have a negative effect on the Fund or other Putnam funds.

A deferred sales charge of 0.40% may apply to class M shares purchased without a sales charge for certain rollover IRA accounts if redeemed within one year of purchase.

Deferred sales charges will be based on the lower of the shares’ cost and current NAV. Shares not subject to any charge will be redeemed first, followed by shares held longest. Investors may sell shares acquired by reinvestment of distributions without a charge at any time.

Payment information. The Fund generally sends investors payment for their shares the business day after their request is received. Under unusual circumstances, the Fund may suspend redemptions, or postpone payment for more than seven days, as permitted by U.S. federal securities laws. Investors will not receive interest on uncashed redemption checks.

Redemption by the Fund. If an investor owns fewer shares than the minimum set by the Trustees (presently 20 shares), the Fund may redeem the investor’s shares without the investor’s permission and send the investor the proceeds. To the extent permitted by applicable law, the Fund may also redeem shares if an investor owns more than a maximum amount set by the Trustees. There is presently no maximum, but the Trustees could set a maximum that would apply to both present and future shareholders.

B. Repurchase in Japan

Shareholders in Japan may at any time request repurchase of their Shares without a contingent deferred sales charge. Repurchase requests in Japan may be made to Investor Servicing Agent through the Distributor or the Sales Handling Company on a Fund Business Day that is a business day of the Distributor in Japan. The repurchase shall be made in integral multiples of 1 share.

The price a shareholder in Japan will receive is the next net asset value calculated after the Fund receives the repurchase request from the Distributor, provided the request is

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received before the close of regular trading on the New York Stock Exchange. The payment of the price shall be made in yen through the Distributor or the Sales Handling Company pursuant to the Account Agreement or, if the Distributor or the Sales Handling Company agree, in dollars. The payment for repurchase proceeds shall be made on the fourth business day of securities companies in Japan after and including the Trade Day.

C. Suspension of Repurchase:

The Fund may suspend shareholders’ right of redemption, or postpone payment for more than seven days, if the New York Stock Exchange is closed for other than customary weekends or holidays, or if permitted by the rules of the U.S. Securities and Exchange Commission during periods when trading on the NYSE is restricted or during any emergency which makes it impracticable for the Fund to dispose of its securities or to determine fairly the value of its net assets, or during any other period permitted by order of the U.S. Securities and Exchange Commission for protection of investors.

III. MANAGEMENT AND ADMINISTRATION

1 OUTLINE OF MANAGEMENT OF ASSETS, ETC.:

(1) Valuation of Assets:

The price of the Fund’s shares is based on its NAV. The NAV per share of each class equals the total value of its assets, less its liabilities, divided by the number of its outstanding shares. Shares are only valued as of the close of regular trading on the NYSE each day the exchange is open.

The Fund values its investments for which market quotations are readily available at market value. It values all other investments and assets at their fair value. Market quotations are not considered to be readily available for many debt securities. These securities are generally valued at fair value on the basis of valuations provided by an independent pricing service approved by the Fund’s Trustees or dealers selected by the Investment Management Company. Such services or dealers determine valuations for normal institutional-size trading units of such securities using information with respect to transactions in the bond being valued, market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities. The fair value determined for an investment may differ from recent market prices for the investment.

(2) Custody of Shares:

Share certificates shall be held by Shareholders at their own risk.

The custody of the Share certificates (if issued) representing Shares sold to Japanese Shareholders shall, unless otherwise instructed by the Shareholder, be held, in the name of the custodian, by the custodian of MUS.

(3) Duration of Trust:

Unless terminated, the Fund shall continue without limitation of time.

(4) Accounting Year:

The accounts of the Fund will be closed each year on September 30.

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(5) Miscellaneous:

A. Liquidation:

The Fund may be terminated at any time by vote of Shareholders holding at least 66 2/3% of the Shares entitled to vote or by the Trustees of the Fund by written notice to the Shareholders.

B. Procedures Relating to the Changes to the Deed and the Amendments to the Agreements with the Related Companies, etc.

(a) Agreement and Declaration of Trust:

Originals or copies of the Agreement and Declaration of Trust, as amended, are on file in the United States with the Secretary of The Commonwealth of Massachusetts and with the Clerk of the City of Boston.

The Agreement and Declaration of Trust may be amended at any time by an instrument in writing signed by a majority of the Trustees then in office when authorized to do so by vote of Shareholders holding a majority of the Shares entitled to vote, except that an amendment which shall affect the holders of one or more series or classes of Shares but not the holders of all outstanding series and classes shall be authorized by vote of the Shareholders holding a majority of the Shares entitled to vote of each series and class affected and no vote of Shareholders of a series or class not affected shall be required. Amendments having the purpose of changing the name of the Fund or of supplying any omission, curing any ambiguity or curing, correcting or supplementing any defective or inconsistent provision contained herein shall not require authorization by Shareholder vote.

In Japan, material changes in the Agreement and Declaration of Trust shall be published and sent to the Japanese Shareholders.

(b) Bylaws

The bylaws may be amended or repealed, in whole or in part, by a majority of the Trustees then in office at any meeting of the Trustees, or by one or more writings signed by such a majority.

(c) Management Contract

The Management Contract shall automatically terminate, without the payment of any penalty, in the event of its assignment; and the Management Contract shall not be amended unless such amendment be approved at a meeting by the affirmative vote of a majority of the outstanding shares of the Fund, and by the vote, cast in person at a meeting called for the purpose of voting on such approval, of a majority of the Trustees of the Fund who are not interested persons of the Fund or of the Investment Management Company.

(d) Master Custodian Agreement

The Master Custodian Agreement with State Street Bank and Trust Company may be modified or amended from time to time by mutual written agreement of the parties thereto. It shall continue in full force and effect for an initial term of four (4) years from the date of execution, and shall automatically renew for additional consecutive three (3) year terms, unless either party gives one

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hundred eighty (180) days’ prior written notice to the other of its intent not to renew. If such agreement is terminated, the Custodian shall, at reasonable request of the Fund, and subject to the consent of the Custodian, continue to provide services thereunder for a period not exceeding ninety (90) days from the termination date.

(e) Amended and Restated Investor Servicing Agreement

The Amended and Restated Investor Servicing Agreement shall continue indefinitely until terminated by not less than ninety (90) days prior written notice given by the Fund to the Investor Servicing Agent, or by not less than six months prior written notice given by the Investor Servicing Agent to the Fund.

(f) Distributor’s Contract

The Distributor’s Contract shall automatically terminate, without the payment of any penalty, in the event of its assignment. The Distributor’s Contract may be amended only if such amendment be approved either by action of the Trustees of the Fund or at a meeting of the shareholders of the Fund by the affirmative vote of a majority of the outstanding shares of the Fund, and by a majority of the Trustees of the Fund who are not interested persons of the Fund or of Putnam by vote cast in person at a meeting called for the purpose of voting on such approval.

The Distributor’s Contract shall remain in full force and effect continuously (unless terminated automatically as set forth above or terminated in accordance with the following paragraph) through June 30, 2008, and will continue in effect from year to year thereafter so long as its continuance is approved at least annually by (i) the Trustees, or the shareholders by the affirmative vote of a majority of the outstanding shares of the respective Fund, and (ii) a majority of the Trustees who are not interested persons of the Fund or of Putnam, by vote cast in person at a meeting called for the purpose of voting on such approval.

Either party may at any time terminate the Distributor’s Contract by not less than 60 days’ written notice delivered or mailed by registered mail, postage prepaid, to the other party. Action may be taken either (i) by vote of a majority of the Trustees or (ii) by the affirmative vote of a majority of the outstanding shares of the Fund.

Termination of the Distributor’s Contract pursuant to the above will be without the payment of any penalty.

(g) Agent Financial Instruments Company Agreement

The Agent Financial Instruments Company Agreement shall be effective until terminated upon notice, thirty (30) days prior to the termination date, in writing to the other party thereto, to the addresses listed therein, subject to the appointment of a successor agent financial instruments company for the Fund in Japan insofar as such appointment is required in Japan.

(h) Japan Dealer Sales Contract

Either party thereto may terminate the Japan Dealer Sales Contract, without cause, upon 30 days’ written notice to the other party. Either party thereto may also terminate the Japan Dealer Sales Contract for cause upon the violation by

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the other party of any of the provisions thereof, such termination to become effective on the date such notice of termination is mailed to the other party.

C. Issue of Warrants, Subscription Rights, etc.:

The Fund may not grant privileges to purchase shares of the Fund to shareholders or investors by issuing warrants, subscription rights or options, or other similar rights.

D. How Performance Is Shown:

Fund advertisements may, from time to time, include performance information. “Yield” is calculated by dividing the annualized net investment income per share during a recent 30-day period by the maximum public offering price per share on the last day of that period.

For purposes of calculating yield, net investment income is calculated in accordance with SEC regulations and may differ from net investment income as determined for tax purposes. SEC regulations require that net investment income be calculated on a “yield-to-maturity” basis, which has the effect of amortizing any premiums or discounts in the current market value of fixed-income securities. The current dividend rate is based on net investment income as determined for tax purposes, which may not reflect amortization in the same manner.

Yield is based on the price of the shares, including the maximum initial sales charge.

“Total return” for the one-, five- and ten-year periods (or for the life of the Fund, if shorter) through the most recent calendar quarter represents the average annual compounded rate of return on an investment of $1,000 in the Fund invested at the maximum public offering price. Total return may also be presented for other periods or based on investment at reduced sales charge levels. Any quotation of investment performance not reflecting the maximum initial sales charge or contingent deferred sales charge would be reduced if the sales charge were used. For the one-year, three-year, five-year and ten-year periods ended September 30, 2007, the average annual total return for Class M shares of the Fund was 1.69%, 2.30%, 2.35% and 4.30%, respectively. Returns for Class M shares reflect the deduction of the current maximum initial sales charge of 3.25% (in Japan, 3.40% (3.25% before consumption tax)) for Class M shares. A deferred sales charge of up to 0.40% on Class M shares may be imposed on certain redemptions of shares bought without an initial sales charge. The 30-day SEC yield (without expense limitation) for the Class M shares of the Fund for the period ended September 30, 2007 was 4.83% .

All data are based on past investment results and do not predict future performance. Investment performance, which will vary, is based on many factors, including market conditions, portfolio composition, Fund operating expenses and the class of shares the investor purchases. Investment performance also often reflects the risks associated with the Fund’s investment objective and policies. These factors should be considered when comparing the Fund’s investment results with those of other mutual funds and other investment vehicles.

Quotations of investment performance for any period when an expense limitation was in effect will be greater than if the limitation had not been in effect. Fund performance may be compared to that of various indexes.

Regulatory matters and litigation.

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In late 2003 and 2004, the Investment Management Company settled charges brought by the SEC and the Massachusetts Securities Division in connection with excessive short-term trading in Putnam funds. Payments from the Investment Management Company will be distributed to certain open-end Putnam funds and their shareholders. These allegations and related matters have served as the general basis for certain lawsuits, including purported class action lawsuits against the Investment Management Company and, in a limited number of cases, some Putnam funds. The Investment Management Company believes that these lawsuits will have no material adverse effect on the funds or on the Investment Management Company’s ability to provide investment management services. In addition, the Investment Management Company has agreed to bear any costs incurred by the Putnam funds as a result of these matters.

The Investment Management Company and Putnam Retail Management are named as defendants in a civil suit in which the plaintiffs allege that the management and distribution fees paid by certain Putnam funds were excessive and seek recovery under the 1940 Act. The Investment Management Company and Putnam Retail Management have contested the plaintiffs’ claims and the matter is currently pending in the U.S. District Court for the District of Massachusetts. Based on currently available information, the Investment Management Company believes that this action is without merit and that it is unlikely to have a material effect on the Investment Management Company’s and Putnam Retail Management’s ability to provide services to their clients, including the Fund.

2 Outline of Disclosure System :

(1) Disclosure in U.S.A.:

A. Disclosure to shareholders

In accordance with the Investment Company Act of 1940, the Fund is required to send to its shareholders annual and semi-annual reports containing financial information.

B. Disclosure to the SEC

The Fund has filed a registration statement with the SEC on Form N-1A; the Fund updates that registration statement periodically in accordance with the Investment Company Act of 1940.

(2) Disclosure in Japan:

A. Disclosure to the Supervisory Authority:

(a) Disclosure Required under the Financial Instruments and Exchange Law

When the Fund intends to offer the Shares amounting to more than a certain specific amount in yen in Japan, it shall submit to the Director of Kanto Local Finance Bureau securities registration statements together with the copies of the Agreement and Declaration of the Fund and the agreements with major related companies as attachments thereto. The said documents are made available for public inspection for investors and any other persons who desire at Kanto Local Finance Bureau of the Ministry of Finance or on the Electronic Disclosure for Investors’ NETwork under the Financial Instruments and Exchange Law (“EDINET”).

The Distributor or the Sales Handling Company of the Shares shall deliver to the investors prospectuses, the contents of which are substantially identical to Part I and Part II of the securities registration statements (the “Delivery Prospectus”). They shall

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also deliver to the investors prospectuses, the contents of which are substantially identical to Part III of the securities registration statements upon the request of the investors (the “Requested Prospectus”). For the purpose of disclosure of the financial conditions, etc., the Trustees shall submit to the Director of Kanto Local Finance Bureau of the Ministry of Finance securities reports within 6 months of the end of each fiscal year, semi-annual reports within 3 months of the end of each semi-annual period and extraordinary reports from time to time when changes occur as to material subjects of the Fund. These documents are available for public inspection for the investors and any other persons who desire at the Kanto Local Finance Bureau of the Ministry of Finance or on EDINET.

(b) Notifications, etc. under the Law Concerning Investment Trusts and Investment Companies

If the Investment Management Company conducts the business of offering for subscription of shares of the Fund, it must file in advance certain information relating to the Fund with the Commissioner of Financial Services Agency under the Law Concerning Investment Trusts and Investment Companies (the Law No. 198, 1951) (hereinafter referred to as the “Investment Trusts Law”). In addition, if the Investment Management Company intends any amendment to Declaration of Trust of the Fund, or if it intends a merger of the fund with other trust(s), it must file in advance such amendment or merger and the details thereof with the Commissioner of Financial Services Agency. Further, the Investment Management Company must prepare the Management Report on the described matters concerning the assets of the Fund under the Investment Trusts Law immediately after the end of each calculation period of the Fund and must file such Report with the Commissioner of Financial Services Agency.

B. Disclosure to Japanese Shareholders:

If the Trustees intend to make any amendment to the Agreement and Declaration of Trust of the Fund, the substance of which is important, or if they intend to merge the Fund with other trust(s), they must notify the Japanese Shareholders known to the Fund of the contents of and reasons, etc. for such change or merger in writing no later than 2 weeks prior to such change or merger.

The Japanese Shareholders will be notified of the material facts which would change their position through the Distributor or the Sales Handling Company.

The above described Management Report on the Fund will be sent to the shareholders known in Japan.

3 INFORMATION CONCERNING THE RIGHTS OF SHAREHOLDERS, ETC.

(1) Rights of Shareholders, etc.:

Shareholders must register their shares in their own name in order to exercise directly their rights as Shareholders. Therefore, the Shareholders in Japan who entrust the custody of their Shares to the Distributor or the Sales Handling Company cannot exercise directly their Shareholder rights because their Shares are registered in the name of the custodian. Shareholders in Japan may have the Distributor or the Sales Handling Company exercise their rights on their behalf in accordance with the Account Agreement with the Distributor or the Sales Handling Company.

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67

Shareholders in Japan who do not entrust the custody of their Shares to the Distributor or the Sales Handling Company may exercise their rights in accordance with their own arrangement under their own responsibility.

The major rights enjoyed by Shareholders are as follows:

(a) Voting rights

Each share has one vote, with fractional shares voting proportionally. Shares of each class will vote together as a single class except when otherwise required by law or as determined by the Trustees. Shares are freely transferable, are entitled to dividends as declared by the Trustees, and, if the Fund were liquidated, would receive the net assets of the Fund.

The Fund may suspend the sale of shares at any time and may refuse any order to purchase shares. Although the Fund is not required to hold annual meetings of its shareholders, shareholders holding at least 10% of the outstanding shares entitled to vote have the right to call a meeting to elect or remove Trustees, or to take other actions as provided in the Agreement and Declaration of Trust.

(b) Repurchase rights

Shareholders are entitled to request repurchase of Shares at their net asset value at any time.

(c) Rights to receive dividends

Shareholders are entitled to receive any distribution from net investment income monthly and any net realized capital gains at least annually. Distributions from capital gains are made after applying any available capital loss carryovers.

Shareholders generally three distribution options, though investors in Japan may only choose the last alternative.

Shareholders may choose to reinvest distributions, capital gains or both in additional shares of the Fund or other Putnam funds, or they may receive them in cash in the form of a check or an electronic deposit to a bank account. Investors in Japan must receive all distributions in cash.

(d) Right to receive distributions upon dissolution

Shareholders of the Fund are entitled to receive distributions upon dissolution in proportion to the number of shares then held by them, except as otherwise required.

(e) Right to inspect accounting books and the like

Shareholders are entitled to inspect the Agreement and Declaration of Trust in the offices of the Secretary of The Commonwealth of Massachusetts, the accounting books at the discretion of the Court and the minutes of any shareholders’ meetings.

(f) Right to transfer shares

Shares are transferable without restriction except as limited by applicable law.

(g) Rights with respect to the U.S. registration statement

If, under the 1933 Act, there is, at the time it became effective, any material false or misleading statement in the U.S. registration statement, or any omission of any material

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statement required to be stated therein or necessary to cause the statements made therein, in light of the circumstances, to be not misleading, shareholders are generally entitled to institute a lawsuit, against the person who had signed the relevant Registration Statement, the trustees of the issuer (or any person placed in the same position), any person involved in preparing such Statement or any underwriter of the relevant shares.

(2) Foreign Exchange Control in U.S.A.:

In U.S.A., there are no foreign exchange control restrictions on remittance of dividends, repurchase money, etc. of the Shares to Japanese Shareholders.

(3) Agent in Japan:

Gaikokuho Kyodo-Jigyo Horitsu Jimusho Linklaters
Meiji Yasuda Building
1-1, Marunouchi 2-chome Chiyoda-ku, Tokyo 100-0005 Japan

The foregoing law firm is the true and lawful agent of the Fund to represent and act for the Fund in Japan for the purpose of;

(a) the receipt of any and all communications, claims, actions, proceedings and processes as to matters involving problems under the laws and the rules and regulations of the JSDA and

(b) representation in and out of court in connection with any and all disputes, controversies or differences regarding the transactions relating to the public offering, sale and repurchase in Japan of the Shares of the Fund.

The agent for the registration with the Director-General of Kanto Local Finance Bureau of the Ministry of Finance of the initial public offering concerned as well as for the continuous disclosure is the following person:

Akihiro Wani Attorney-at-law

Gaikokuho Kyodo-Jigyo Horitsu Jimusho Linklaters
Meiji Yasuda Building
1-1, Marunouchi 2-chome
Chiyoda-ku, Tokyo 100-0005 Japan

(4) Jurisdiction:

Limited only to litigation brought by Japanese investors regarding transactions relating to (3)(b) above, the Fund has agreed that the following court has jurisdiction over such litigation and the Japanese law is applicable thereto:

Tokyo District Court
1-4, Kasumigaseki 1-chome
Chiyoda-ku, Tokyo

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IV. FINANCIAL CONDITIONS OF THE FUND

1 FINANCIAL STATEMENTS

Financial highlights (For a common share outstanding throughout the period)

											RATIOS AND
INVESTMENT										SUPPLEMENTAL
OPERATIONS:					LESS DISTRIBUTIONS:						DATA:

												Ratio of
												net
			Net						Total	Net	Ratio of	investment
			realized and					Net	return	assets,	expenses	income
		Net	unrealized	Total	From			asset	at net	end of	to	(loss)
	Net asset	beginning	gain (loss)	from	net			value,	asset	period	average	to
	value,	income	on	investment	investment	Total	Redemption	end	value	(in	net	average	Portfolio
Period ended	of period	(loss) (a)	investments	operations	income	distributions	fees	of period	(%) (b)	thousands)	assets (%)(c)	net assets (%)	turnover (%)

CLASS A
September 30,
2007	$13.03	.57 (d)	.12	.69	(.55)	(.55)	— (e)	$13.17	5.41	$968,106	.99 (d)	4.37 (d)	252.54 (g)
September 30,
2006	13.15	.52	(.10)	.42	(.54)	(.54)	— (e)	13.03	3.30	1,068,197	.94 (f)	4.02 (f)	579.42 (g)
September 30,
2005	13.24	.37	(.05)	.32	(.41)	(.41)	— (e)	13.15	2.43	1,255,038.94		2.83	781.82 (g)
September 30,
2004	13.20	.42	(.06)	.36	(.32)	(.32)	— (e)	13.24	2.81	1,441,252.94		3.24	198.47 (g)
September 30,
2003	13.22	.28	.05	.33	(.35)	(.35)	—	13.20	2.52	2,022,134.88		2.12	331.95 (h)
CLASS B
September 30,
2007	$12.96	.47 (d)	.12	.59	(.45)	(.45)	— (e)	$13.10	4.63	$84,146	1.74 (d)	3.62 (d)	252.54 (g)
September 30,
2006	13.08	.42	(.10)	.32	(.44)	(.44)	— (e)	12.96	2.52	132,827	1.69 (f)	3.29 (f)	579.42 (g)
September 30,
2005	13.17	.27	(.05)	.22	(.31)	(.31)	— (e)	13.08	1.64	205,275	1.69	2.07	781.82 (g)
September 30,
2004	13.12	.32	(.05)	.27	(.22)	(.22)	— (e)	13.17	2.12	297,159	1.69	2.46	198.47 (g)
September 30,
2003	13.15	.18	.04	.22	(.25)	(.25)	—	13.12	1.67	529,386	1.63	1.38	331.95 (h)
CLASS C
September 30,
2007	$13.01	.47 (d)	.12	.59	(.45)	(.45)	— (e)	$13.15	4.62	$16,713	1.74 (d)	3.62 (d)	252.54 (g)
September 30,
2006	13.13	.43	(.11)	.32	(.44)	(.44)	— (e)	13.01	2.50	15,985	1.69 (f)	3.28 (f)	579.42 (g)
September 30,
2005	13.22	.27	(.05)	.22	(.31)	(.31)	— (e)	13.13	1.64	19,784	1.69	2.08	781.82 (g)
September 30,
2004	13.17	.32	(.05)	.27	(.22)	(.22)	— (e)	13.22	2.08	26,181	1.69	2.44	198.47 (g)
September 30,
2003	13.20	.18	.04	.22	(.25)	(.25)	—	13.17	1.70	53,235	1.63	1.34	331.95 (h)
CLASS M
September 30,
2007	$13.02	.54 (d)	.11	.65	(.51)	(.51)	— (e)	$13.16	5.12	$27,563	1.24 (d)	4.12 (d)	252.54 (g)
September 30,
2006	13.13	.49	(.10)	.39	(.50)	(.50)	— (e)	13.02	3.10	31,087	1.19 (f)	3.78 (f)	579.42 (g)
September 30,
2005	13.23	.34	(.07)	.27	(.37)	(.37)	— (e)	13.13	2.08	39,845	1.19	2.58	781.82 (g)
September 30,
2004	13.18	.39	(.05)	.34	(.29)	(.29)	— (e)	13.23	2.61	50,649	1.19	2.99	198.47 (g)
September 30,
2003	13.20	.27	.02	.29	(.31)	(.31)	—	13.18	2.25	73,355	1.13	2.03	331.95 (h)
CLASS R
September 30,
2007	$13.02	.54 (d)	.12	.66	(.52)	(.52)	— (e)	$13.16	5.16	$627	1.24 (d)	4.12 (d)	252.54 (g)
September 30,
2006	13.14	.48	(.09)	.39	(.51)	(.51)	— (e)	13.02	3.04	396	1.19 (f)	3.73 (f)	579.42 (g)
September 30,
2005	13.24	.35	(.07)	.28	(.38)	(.38)	— (e)	13.14	2.14	166	1.19	2.60	781.82 (g)
September 30,
2004	13.20	.39	(.06)	.33	(.29)	(.29)	— (e)	13.24	2.54	44	1.19	2.98	198.47 (g)
September 30,
2003 †	13.22	.18	(.02)	.16	(.18)	(.18)	—	13.20	1.23 *	1	.78 *	1.30 *	331.95 (h)
CLASS Y
September 30,
2007	$13.00	.60 (d)	.11	.71	(.58)	(.58)	— (e)	$13.13	5.64	$4,458	.74 (d)	4.62 (d)	252.54 (g)
September 30,
2006	13.12	.55	(.09)	.46	(.58)	(.58)	— (e)	13.00	3.60	4,542	.69 (f)	4.23 (f)	579.42 (g)
September 30,
2005	13.22	.40	(.06)	.34	(.44)	(.44)	— (e)	13.12	2.64	12,603.69		3.05	781.82 (g)
September 30,	13.18	.46	(.06)	.40	(.36)	(.36)	— (e)	13.22	3.09	26,829.69		3.45	198.47 (g)

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2004
September 30,
2003	13.21	.31	.04	.35	(.38)	(.38)	—	13.18	2.73	52,590.63	2.39	331.95 (h)

* Not annualized.

† For the period January 21, 2003 (commencement of operations) to September 30, 2003.

(a) Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.

(b) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(c) Includes amounts paid through expense offset arrangements.

(d) Reflects an involuntary contractual expense limitation and waivers of certain fund expenses in connection with investments in Putnam Prime Money Market Fund in effect during the period. As a result of such limitations and waivers, the expenses of each class reflect a reduction of the following amounts:

Percentage
of average
net assets

September 30, 2007	0.01%

(e) Amount represents less than $0.01 per share.

(f) Reflects a non-recurring reimbursement from Putnam Investments relating to the calculation of certain amounts paid by the fund to Putnam in previous years for transfer agent services, which amounted to less than $0.01 per share and 0.02% of average net assets for the period ended September 30, 2006.

(g) Portfolio turnover excludes dollar roll transactions.

(h) Portfolio turnover excludes certain treasury note transactions executed in connection with a short-term trading strategy.

The accompanying notes are an integral part of these financial statements.

The following financial documents are omitted in this translation but contained in the original Japanese
SRS:

Report of independent registered public accounting firm for the fiscal year ended September 30, 2007

Report of independent registered public accounting firm for the fiscal year ended September 30, 2006

Statement of assets and liabilities for the fiscal year ended September 30, 2007

Statement of operations for the fiscal year ended September 30, 2007

Statement of changes in net assets for the fiscal year ended September 30, 2007

Notes to financial statements for the fiscal year ended September 30, 2007

Portfolio of investments owned dated September 30, 2007

Statement of assets and liabilities for the fiscal year ended September 30, 2006

Statement of operations for the fiscal year ended September 30, 2006

Statement of changes in net assets for the fiscal year ended September 30, 2006

Notes to financial statements for the fiscal year ended September 30, 2006

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2 PRESENT CONDITION OF THE FUND

Statement of Net Assets

			(As of the end of January 2008)

		USD	JPY (in thousands)

Total Assets		3,093,672,924	329,166,799

Total Liabilities		1,724,323,921	183,468,065

Total Net Assets (I-II)		1,369,349,003	145,698,734

Total Number of Shares	Class A	86,606,342	Shares
Outstanding	Class B	8,704,798	Shares
	Class C	2,217,125	Shares
	Class M	2,385,594	Shares
	Class R	132,139	Shares
	Class Y	898,107	Shares

Net Asset Value	Class A	13.57	¥1,444
per Share (III/IV)	Class B	13.50	¥1,436
	Class C	13.55	¥1,442
	Class M	13.57	¥1,444
	Class R	13.56	¥1,443
	Class Y	13.54	¥1,441

V Record of Sales and Repurchases

Record of sales and repurchases during the following fiscal years and number of outstanding Shares of the Fund as of the end of such fiscal years are as follows:

	Number of Shares	Number of Shares	Number of
	Sold	Repurchased	Outstanding Shares

4th Fiscal Year	19,422,018	7,720,736	12,305,014
(10/1/97-9/30/98)	(18,344,600)	(7,230,200)	(11,114,400)

5th Fiscal Year	2,833,549	4,509,265	10,629,298
(10/1/98-9/30/99)	(1,710,900)	(3,635,550)	(9,189,750)

6th Fiscal Year	1,584,348	4,620,645	7,593,001
(10/1/99-9/30/00)	(679,000)	(3,497,820)	(6,370,930)

7th Fiscal Year	8,761,170	5,324,572	11,029,599
(10/1/00-9/30/01)	(5,822,700)	(3,425,670)	(8,767,960)

8th Fiscal Year	6,552,907	4,555,886	13,026,620
(10/1/01-9/30/02)	(4,563,800)	(2,787,790)	(10,543,970)

9th Fiscal Year	2,881,486	10,340,528	5,567,578
(10/1/02-9/30/03)	(1,175,000)	(7,664,070)	(4,054,900)

10th Fiscal Year	699,029	2,437,251	3,829,356
(10/1/03-9/30/04)	(99,500)	(1,090,250)	(3,064,150)

11th Fiscal Year	306,439	1,102,106	3,033,689
(10/1/04-9/30/05)	(46,500)	(616,400)	(2,494,250)

12th Fiscal Year	590,785	1,236,078	2,388,396
(10/1/05-9/30/06)	(11,300)	(539,900)	(1,965,650)

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13th Fiscal Year	130,932	424,856	2,094,472
(10/1/06-9/30/07)	(61,100)	(285,900)	(1,740,850)

Note: The number of Shares sold, repurchased and outstanding in the parentheses represents those sold, repurchased and outstanding in Japan. The Shares have been sold in Japan since December 4, 1997.

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PART IV. SPECIAL INFORMATION

I. OUTLINE OF THE INVESTMENT MANAGEMENT COMPANY

1 OUTLINE OF THE INVESTMENT MANAGEMENT COMPANY

The description in this item is same as the description in “Part II. Information Concerning Fund, I. Description of the Fund, 1. Nature of the Fund, (2) Structure of the Fund, C. Investment Management Company” above.

2 SUMMARY OF BUSINESS LINES AND BUSINESS OPERATIONS

The Investment Management Company is engaged in the business of providing investment management and investment advisory services to mutual funds. As of January 31, 2008, the Investment Management Company managed, advised, and/or administered the following 102 funds and fund portfolios (having an aggregate net asset value over $107 billion).

			(As of the end of January 2008)

Name of		Number of	Total Net Asset Value
Country	Principal Characteristics	the Funds	($ million)

	Closed End Type Bond Fund		US$3,456.62
U.S.A.		8	(JPY367.8 billion)

	Open End Type Balanced Fund		US$27,155.94
U.S.A.		13	(JPY2,889.4 billion)

	Open End Type Bond Fund		US$33,226.12
U.S.A.		30	(JPY3,535.3 billion)

	Open End Type Equity Fund		US$43,247.50
U.S.A.		51	(JPY4,601.5 billion)

			US$107,086.19
		102	(JPY11,394.0 billion)

3 FINANCIAL CONDITIONS OF THE INVESTMENT MANAGEMENT COMPANY

Deloitte & Touche LLP (the independent auditor of the Investment Management Company) is responsible for the contents of this part.

Japanese translation of fiscal 2006 and 2005 are attached to the Japanese version of the Securities Report.

4 RESTRICTIONS ON TRANSACTIONS WITH INTERESTED PARTIES:

Portfolio securities of the Fund may not be purchased from or sold or loaned to any Trustee of the Fund, Putnam Investment Management, LLC, acting as investment adviser of the Fund, or any affiliate thereof or any of their directors, officers, or employees, or any major shareholder thereof (meaning a shareholder who holds to the actual knowledge of the Investment Management Company, on his own account whether in his own or other name (as well as a nominee’s name), 10% or more of the total issued outstanding shares of such a company) acting as principal or for their own account unless the transaction is made within the investment restrictions set forth in the Fund’s prospectus and either (i) at a price determined by current publicly available quotations (including a dealer quotation) or (ii) at competitive prices or interest

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rates prevailing from time to time on internationally recognized securities markets or internationally recognized money markets (including a dealer quotation).

5 MISCELLANEOUS

(1) Election and Removal of Directors

Directors of the Investment Management Company are elected to office or removed from office by vote of either stockholders or directors, in accordance with Articles of Organization and ByLaws of the Investment Management Company.

(2) Election and Removal of Officers

Officers are elected by the Board of Directors. The Board of Directors may remove any officer without cause.

(3) Supervision by SEC of Changes in Directors and Certain Officers

The Investment Management Company files certain reports with the SEC in accordance with Sections 203 and 204 of the Investment Advisers Act of 1940, which reports list and provide certain information relating to directors and officers of the Investment Management Company.

Under Section 9 (b) of the 1940 Act, the SEC may prohibit the directors and officers from remaining in office if the SEC judges that such directors and officers have wilfully violated any provision of the federal securities law.

(4) Amendment to the Limited Liability Company Agreement, Transfer of Business and Other Important Matters.

A. The Limited Liability Company Agreement may be amended, under Delaware Law, by appropriate Members’ vote.

B. Under the Limited Liability Company Agreement, transfer of business requires a vote of all Members entitled to vote thereon.

C. The Investment Management Company has no direct subsidiaries.

(5) Litigation, etc.

Regulatory matters and litigation.

In late 2003 and 2004, the Investment Management Company settled charges brought by the SEC and the Massachusetts Securities Division in connection with excessive short-term trading in Putnam funds. Payments from The Investment Management Company will be distributed to certain open-end Putnam funds and their shareholders. These allegations and related matters have served as the general basis for certain lawsuits, including purported class action lawsuits against The Investment Management Company and, in a limited number of cases, some Putnam funds. The Investment Management Company believes that these lawsuits will have no material adverse effect on the funds or on The Investment Management Company’s ability to provide investment management services. In addition, The Investment Management Company has agreed to bear any costs incurred by the Putnam funds as a result of these matters.

The Investment Management Company and Putnam Retail Management are named as defendants in a civil suit in which the plaintiffs allege that the management and distribution fees paid by certain Putnam funds were excessive and seek recovery under the Investment Company Act of 1940. The Investment Management Company and Putnam Retail Management have contested the plaintiffs’ claims and the matter is currently pending in the U.S. District Court for

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the District of Massachusetts. Based on currently available information, The Investment Management Company believes that this action is without merit and that it is unlikely to have a material effect on The Investment Management Company’s and Putnam Retail Management’s ability to provide services to their clients, including the Fund.

II. OUTLINE OF THE OTHER RELATED COMPANIES

1 NAMES, AMOUNT OF CAPITAL AND DESCRIPTION OF BUSINESS

A. Putnam Fiduciary Trust Company (the Investor Servicing Agent)

(1) Amount of Capital:

U.S.$272,003,190 (approx JPY28.9 billion) as of January 31, 2008

(2) Description of Business:

Putnam Fiduciary Trust Company is a Massachusetts trust company and is a wholly-owned subsidiary of Putnam Investments, LLC, parent of the Investment Management Company. Putnam Fiduciary Trust Company has been providing paying agent and shareholder service agent services to mutual funds, including the Fund, since its inception and custody services since 1990. Effective January 1, 2007, the Fund retained State Street Bank and Trust Company as its custodian.

B. State Street Bank and Trust Company (the Custodian

(1) Amount of Capital:

U.S.$11.3 billion (approx. JPY1,202.3 billion) as of December 31, 2007

(2) Description of Business:

State Street Bank and Trust Company is a Massachusetts trust company and a principal bank subsidiary of State Street Corporation, which is a financial holding company organized under the laws of the Commonwealth of Massachusetts.

C. Putnam Retail Management Limited Partnership (the Principal Underwriter)

(1) Amount of Capital:

U.S.$60,550,128 (approx. JPY6.4 billion) as of January 31, 2008

(2) Description of Business:

Putnam Retail Management Limited Partnership is the Principal Underwriter of the shares of Putnam funds, including the Fund.

D. Mitsubishi UFJ Securities Co., Ltd. (Distributor in Japan and Agent Financial Instruments Company)

(1) Amount of Capital:

JPY65.518 billion as of January 31, 2008

(2) Description of Business:

Mitsubishi UFJ Securities Co., Ltd. engages in the type 1 financial instrument business under the Financial Instruments and Exchange Law.

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2 OUTLINE OF BUSINESS RELATIONSHIP WITH THE FUND

A. Putnam Fiduciary Trust Company (the Investor Servicing Agent)

Putnam Fiduciary Trust Company provides transfer agent services and shareholder services to the Fund.

B. State Street Bank and Trust Company (the Custodian)

State Street Bank and Trust Company provides custody services for the Fund’s assets to the Fund.

C. Putnam Retail Management Limited Partnership (the Principal Underwriter)

Putnam Retail Management Limited Partnership provides marketing services to the Fund.

D. Mitsubishi UFJ Securities Co., Ltd. (Distributor in Japan and Agent Financial Instruments Company)

The Company acts as a Distributor in Japan and Agent Financial Instruments Company for the Fund in connection with the offering of shares in Japan.

3 CAPITAL RELATIONSHIPS

100% of the interest in Putnam Investment Management, LLC, Putnam Fiduciary Trust Company and Putnam Retail Management Limited Partnership are held by Putnam Investments, LLC.

III. OUTLINE OF THE SYSTEM OF INVESTMENT TRUSTS IN MASSACHUSETTS

Below is an outline of certain general information about open-end U.S. investment companies. This outline is not intended to provide comprehensive information about such investment companies or the various laws, rules or regulations applicable to them, but provides only a brief summary of certain information that may be of interest to investors. The discussion below is qualified in its entirety by the complete registration statement of the Fund and the full text of any referenced statutes and regulations.

1 Massachusetts Business Trusts

A. General Information

Many investment companies are organized as Massachusetts business trusts. A Massachusetts business trust is organized pursuant to a declaration of trust, setting out the general rights and obligations of the shareholders, trustees, and other related parties. Generally, the trustees of the trust oversee its business, and its officers and agents manage its day-to-day affairs.

Chapter 182 of the Massachusetts General Laws applies to certain “voluntary associations,” including many Massachusetts business trusts. Chapter 182 provides for, among other things, the filing of the declaration of trust with the Secretary of State of the Commonwealth of Massachusetts and the filing by the trust of an annual statement regarding, among other things, the number of its shares outstanding and the names and addresses of its trustees.

B. Shareholder Liability

Under Massachusetts law, shareholders could, under certain circumstances, be held personally liable for the obligations of a trust. Typically, a declaration of trust disclaims shareholder liability for acts or obligations of the trust and provides for indemnification out of trust property for all loss

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and expense of any shareholder held personally liable for the obligations of a trust. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which a particular trust would be unable to meet its obligations.

2 United States Investment Company Laws and Enforcement

A. General

In the United States, pooled investment management arrangements which offer shares to the public are governed by a variety of federal statutes and regulations. Most mutual funds are subject to these laws. Among the more significant of these statutes are:

(a) Investment Company Act of 1940

The Investment Company Act of 1940, as amended (the “1940 Act”), in general, requires investment companies to register as such with the U.S. Securities and Exchange Commission (the “SEC”), and to comply with a number of substantive regulations of their operations. The 1940 Act requires an investment company, among other things, to provide periodic reports to its shareholders.

(b) Securities Act of 1933

The Securities Act of 1933, as amended (the “1933 Act”), regulates many sales of securities. The Act, among other things, imposes various registration requirements upon sellers of securities and provides for various liabilities for failure to comply with its provisions or in respect of other specified matters.

(c) Securities Exchange Act of 1934

The Securities Exchange Act of 1934, as amended (the “1934 Act”), regulates a variety of matters involving, among other things, the secondary trading of securities, periodic reporting by the issuers of securities, and certain of the activities of transfer agents and brokers and dealers.

(d) The Internal Revenue Code

An investment company is an entity subject to federal income taxation under the Internal Revenue Code of 1986, as amended (the “Code”). However, under the Code, an investment company may be relieved of federal taxes on income and gains it distributes to shareholders if it qualifies as a “regulated investment company” under the Code for federal income tax purposes and meets all other necessary requirements.

(e) Other laws

The Fund is subject to the provisions of other laws, rules, and regulations applicable to the Fund or its operations, such as various state laws regarding the sale of the Fund’s shares.

B. Outline of the Supervisory Authorities

Among the regulatory authorities having jurisdiction over the Fund or certain of its operations are the SEC and state regulatory agencies or authorities.

(a) The SEC has broad authority to oversee the application and enforcement of the federal securities laws, including the 1940 Act, the 1933 Act, and the 1934 Act, among others, to the Fund. The 1940 Act provides the SEC broad authority to inspect the records of

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investment companies, to exempt investment companies or certain practices from the provisions of the Act, and otherwise to enforce the provisions of the Act.

(b) State authorities typically have broad authority to regulate the activities of brokers, dealers, or other persons directly or indirectly engaged in activities relating to the offering and sale of securities to their residents or within their jurisdictions.

C. Offering Shares to the Public

An investment company (“investment company” or “fund”) offering its shares to the public must meet a number of requirements, including, among other things, registration as an investment company under the 1940 Act; registration of the public sale of its shares under the 1933 Act; registration of the fund, the sale of its shares, or both, with state securities regulators; delivery of a current prospectus to current or prospective investors; and so forth. Many of these requirements must be met not only at the time of the original offering of the fund’s shares, but compliance must be maintained or updated from time to time throughout the life of the fund.

D. Ongoing Requirements

Under U.S. law, a fund that continuously offers its shares is subject to numerous ongoing requirements, including, but not limited to;

(a) Updating its prospectus if it becomes materially inaccurate or misleading;

(b) Annual update of its registration statement (including the prospectus);

(c) Filing semi-annual and annual financial reports with the SEC and distributing them to shareholders;

(d) Annual trustee approval of investment advisory arrangements, distribution plans, underwriting arrangements, errors and omissions/director and officer liability insurance, foreign custody arrangements, and independent auditors;

(e) Maintenance of a code of ethics; and

(f) Periodic board review of certain fund transactions, dividend payments, and payments under a fund’s distribution plan.

3 Management of a Fund

The board of directors or trustees of a fund are responsible for generally overseeing the conduct of a fund’s business. The officers and agents of a fund are generally responsible for the day-today operations of a fund. The trustees and officers of a fund may or may not receive a fee for their services.

The investment adviser to a fund is typically responsible for implementing the fund’s investment program. The adviser typically receives a fee for its services based on a percentage of the net assets of a fund. Certain rules govern the activities of investment advisers and the fees they may charge. In the United States, investment advisers to investment companies must be registered under the Investment Advisers Act of 1940, as amended.

4 Share Information

A. Valuation

Shares of a fund are generally sold at the net asset value next determined after an order is received by a fund, plus any applicable sales charges. A fund normally calculates its net asset value per share by dividing the total value of its assets, less liabilities, by the number of its

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shares outstanding. Shares are typically valued as of the close of regular trading on the New York Stock Exchange (4:00 p.m., New York time) each day the NYSE is open.

The Fund values its investments for which market quotation are readily available at market value. It values all other investments and assets at then fair value. Market quotations are not considered to be readily available for many debt securities. These securities are generally valued at fair value on the basis of valuations provided by an independent pricing service approved by the fund’s Trustees or dealers selected by the Investment Management Company. Such services or dealers determine valuations for normal institutional-size trading units of such securities using information with respect to transactions in the bond being valued, market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities. The fair value determined for an investment may differ from recent market prices for the investment.

B. Redemption

Shareholders may generally sell shares of an open-end fund to that fund any day the fund is open for business at the net asset value next computed after receipt of the Shareholder’s order. Under unusual circumstances, a fund may suspend redemptions, or postpone payment for more than seven days, if permitted by U.S. securities laws. A fund may charge redemption fees as described in its prospectus.

C. Transfer agency

The transfer agent for a fund typically processes the transfer of shares, redemption of shares, and payment and/or reinvestment of distributions.

5 Shareholder Information, Rights and Procedures for the Exercise of Such Rights A. Voting Rights

Voting rights vary from fund to fund. In the case of many funds organized as Massachusetts business trusts, shareholders are entitled to vote on the election of trustees, approval of investment advisory agreements, underwriting agreements, and distribution plans (or amendments thereto), certain mergers or other business combinations, and certain amendments to the declaration of trust. Shareholder approval is also required to modify or eliminate a fundamental investment policy.

B. Dividends

Shareholders are typically entitled to receive dividends when and if declared by a fund’s trustees. In declaring dividends, the trustees will normally set a record date, and all shareholders of record on that date will be entitled to receive the dividend paid.

C. Dissolution

Shareholders would normally be entitled to receive the net assets of a fund which were liquidated in accordance with the proportion of the fund’s outstanding shares he or she owns.

D. Transferability

Shares of a fund are typically transferable without restriction.

E. Right to Inspection

Shareholders of a Massachusetts business trust have the right to inspect the records of the trust as provided in the declaration of trust or as otherwise provided by applicable law.

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6 Tax Matters

The following is a brief summary of some of the important United States federal (and, where noted, state) income tax consequences affecting the Fund’s shareholders who are not treated as “United States persons” under the Code, and who are not engaged in the conduct of a trade or business in the United States. Such shareholders are referred to in this discussion as “non-U.S. shareholders.” Shareholders who are treated as United States persons or hold Fund shares in connection with the conduct of a trade or business in the United States should consult the tax discussion in the Fund’s Prospectus and Statement of Additional Information. Shareholders residing in Japan should consult “Tax Treatment of Shareholders in Japan” of the Annual Report for information regarding the Japanese tax consequences of investing in shares of the Fund. The following discussion is very general and subject to change. Therefore, prospective investors are urged to consult their own tax advisors about the impact an investment in the Fund may have on their own tax situations.

To ensure compliance with requirements imposed by the United States Internal Revenue Service, you are hereby notified that the United States tax advice contained herein (i) is written in connection with the promotion or marketing by the Fund of the transactions or matters addressed herein, and (ii) is not intended or written to be used, and cannot be used by any taxpayer, for the purpose of avoiding United States tax penalties. Each taxpayer should seek advice based on the taxpayer’s particular circumstances from an independent tax advisor.

(1) U.S. Taxation of the Fund

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Code.

As a regulated investment company qualifying to have its tax liability determined under Subchapter M, the Fund will not be subject to U.S. federal income tax on any of its net investment income or net realized capital gains that are distributed to its shareholders in a timely manner. In addition, as long as it qualifies as a regulated investment company under the Code, under present Massachusetts law, the Fund is not subject to any excise or income taxes in Massachusetts.

In order to qualify as a “regulated investment company” and to receive the favorable tax treatment accorded regulated investment companies and their shareholders, the Fund must, among other things,

(a) derive at least 90% of its gross income from (i) dividends, interest, payments with respect to certain securities loans, and gains from the sale of stock, securities and foreign currencies, or other income (including but not limited to gains from options, futures, or forward contracts) derived with respect to its business of investing in such stock, securities, or currencies and (ii) net income from interests in “qualified publicly traded partnerships” as defined below);

(b) diversify its holdings so that, at the close of each quarter of its taxable year, (i) at least 50% of the value of its total assets consists of cash, cash items, U.S. Government Securities, securities of other regulated investment companies and other securities limited generally with respect to any one issuer to not more than 5% of the total assets of the Fund and not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25 % of the value of the Fund’s total assets is invested (x) in the securities (other than those of the U.S. Government or other regulated investment companies) of any one issuer or of two or more issuers which the Fund controls and which are engaged in the same, similar or related trades or businesses, or (y) in the securities of one or more qualified publicly traded partnerships (as defined below). In the

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case of the Fund’s investments in loan participations, the Fund shall treat a financial intermediary as an issuer for the purposes of meeting this diversification requirement; and

(c) distribute with respect to each taxable year at least 90% of the sum of its taxable net investment income (as that term is defined in the Code without regard to the deduction for devidends paid – generally, taxable ordinary income and the excess, if any, of net short term capital gains over net long-term losses) and its net tax-exempt interest income.

In general, for purposes of the 90% gross income requirement described in paragraph (a) above, income derived from a partnership will be treated as qualifying income only to the extent such income is attributable to items of income of the partnership which would be qualifying income if realized by the regulated investment company. However, 100% of the net income derived from an interest in a “qualified publicly traded partnership” (defined as a partnership (i) interests in which are traded on an established securities market or readily tradable on a secondary market or the substantial equivalent thereof; (ii) at least 90% of the income of which comes from qualifying passive sources; and (iii) that derives less than 90% of its income from the qualifying income described in paragraph (a)(i) above) will be treated as qualifying income. In addition, although in general the passive loss rules of the Code do not apply to regulated investment companies, such rules do apply to a regulated investment company with respect to items attributable to an interest in a qualified publicly traded partnership. Finally, for purposes of paragraph (b) above, the term “outstanding voting securities of such issuer” will include the equity securities of a qualified publicly traded partnership.

If the Fund qualifies as a regulated investment company that is accorded special tax treatment, the Fund will not be subject to federal income tax on income paid to its shareholders in the form of dividends (including Capital Gain Dividends, as defined below).

If the Fund were to fail to qualify as a regulated investment company accorded special tax treatment in any taxable year, the Fund would be subject to tax on its taxable income at corporate rates, and all distributions from earnings and profits, including any distributions of net tax-exempt income and net long-term capital gains, would be taxable to shareholders as ordinary income. In addition, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying as a regulated investment company that is accorded special tax treatment.

If the Fund were to fail to distribute in a calendar year substantially all of its ordinary income for such year and substantially all of its capital gain net income for the one-year period ending October 31 (or later if the Fund is permitted so to elect and so elects), plus any retained amount from the prior year, the Fund would be subject to a 4% excise tax on the undistributed amounts. A dividend paid to shareholders by the Fund in January of a year generally is deemed to have been paid by the Fund on December 31 of the preceding year, if the dividend was declared and payable to shareholders of record on a date in October, November or December of that preceding year. The Fund intends generally to make distributions sufficient to avoid imposition of the 4% excise tax.

Capital Gain Dividends, as defined below are distributed after applying any available capital loss carryovers.

The Fund’s transactions in non-U.S. currencies, non-U.S. currency-denominated debt securities and certain non-U.S. currency options, futures contracts and forward contracts (and similar instruments) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the non-U.S. currency concerned.

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Investment by the Fund in “passive foreign investment companies” could subject the Fund to a U.S. federal income tax or other charge on the proceeds from the sale of its investment in such a company; however, this fund level tax can be avoided by making an election to mark such investments to market annually or to treat the passive foreign investment company as a “qualified electing fund”.

A “passive foreign investment company” is any non-U.S. corporation: (i) 75 percent or more of the income of which for the taxable year is passive income, or (ii) the average percentage of the assets of which (generally by value, but by adjusted tax basis in certain cases) that produce or are held for the production of passive income of at least 50 percent. Generally, passive income for this purpose means dividends, interest (including income equivalent to interest), royalties, rents, annuities, the excess of gains over losses from certain property transactions and commodities transactions, and non-U.S. currency gains. Passive income for this purpose does not include rents and royalties received by the non-U.S. corporation from active business and certain income received from related persons.

The Fund’s investment in securities issued at a discount and certain other obligations will (and investments in securities purchased at a discount may) require the Fund to accrue and distribute income not yet received. In order to generate sufficient cash to make the requisite distributions, the Fund may be required to sell securities in its portfolio that it otherwise would have continued to hold.

(2) U.S. Tax Treatment of Non-U.S. Citizens

Distributions from the Fund to non-U.S. shareholders will generally be subject to withholding of United States federal income tax at a rate of 30% unless an applicable income tax treaty reduces or eliminates the withholding tax and the non-U.S. shareholder complies with certain certification requirements. For residents of Japan, the withholding tax rate applicable to distributions from the Fund will generally be subject to withholding of United States federal income tax at a reduced rate of 10% under the United States-Japan tax treaty. Notwithstanding the above, distributions of properly designated Capital Gain Dividends, Interest-Related Dividends and Short-Term Capital Gain Dividends (all defined below) will generally not be subject to withholding of United States federal income tax.

Under U.S. federal tax law, a beneficial holder of shares who is a non-U.S. shareholder is not, in general, subject to U.S. federal income tax on gains (and is not allowed a deduction for losses) realized on the sale of shares of the Fund or on properly designated distributions of net capital gains from the sale of investments that a Fund owned for more than 12 months (a “Capital Gain Dividend”). However, a non-U.S. shareholder may be subject to U.S. federal income tax if (i) such gain or Capital Gain Dividend is effectively connected with the conduct of a trade or business carried on by such holder within the United States, or (ii) in the case of an individual holder, the holder is present in the United States for a period or periods aggregating 183 days or more during the year of the sale or Capital Gain Dividend and certain other conditions are met.

Effective for taxable years of a Fund beginning before January 1, 2008, a Fund was not required to withhold any amounts (i) with respect to distributions (other than distributions to a non-U.S. shareholder (w) that did not provide a satisfactory statement that the beneficial owner was not a U.S. person, (x) to the extent that the dividend was attributable to certain interest on an obligation if the non-U.S. shareholder was the issuer or was a 10% shareholder of the issuer, (y) that was within certain foreign countries that have inadequate information exchange with the United States, or (z) to the extent the dividend was attributable to interest paid by a person that was a related person of the non-U.S. shareholder and the non-U.S. shareholder was a controlled

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foreign corporation) from U.S.-source interest income that would not be subject to U.S. federal income tax if earned directly by an individual non-U.S. shareholder, to the extent such distributions were properly designated by the Fund (an “Interest-Related Dividend”), and (ii) with respect to distributions (other than distributions to an individual non-U.S. shareholder who was present in the United States for a period or periods aggregating 183 days or more during the year of the distribution) of net short-term capital gains in excess of net long-term capital losses, to the extent such distributions are properly designated by the Fund (a “Short-Term Capital Gain dividend”). Pending legislation would extend the exemption from withholding for interest-related and short-term capital gain distributions for one year, i.e. for taxable years beginning before January 1, 2009. This legislation was not enacted in 2007. At the time of this filing it is unclear whether such legislation will be enacted in 2008. Whether or not such legislation is enacted, the Fund may opt not to designate dividends as Interest-related or Short-term Capital Gain Dividends to the full extent provided by the Code. As noted above, Capital Gain Dividends are not subject to withholding of U.S. federal income tax.

Under the backup withholding rules, the Fund generally is required to withhold and remit to the U.S. Treasury a percentage of the taxable dividends and other distributions paid to and proceeds of share sales, exchanges, or redemptions made by any individual shareholder who fails to furnish the Fund with a correct taxpayer identification number, who has under-reported dividends or interest income, or who fails to certify to the Fund that he or she is a United States person and is not subject to such withholding. The backup withholding tax rate is 28% for amounts paid through 2010. Unless additional legislation is passed, after 2010 the rate will be 31%. Distributions will not be subject to backup withholding to the extent they are subject to the withholding of United States federal income tax.

7 Important Participants in Offering of Mutual Fund Shares

(1) Investment Company

Certain pooled investment vehicles qualify as investment companies under the 1940 Act. There are open-end investment companies (those which offer redeemable securities) and closed-end investment companies (any others).

(2) Investment Adviser/Administrator

The investment adviser is typically responsible for the implementation of an investment company’s investment program. It, or another affiliated or unaffiliated entity, may also perform certain record keeping and administrative functions.

(3) Underwriter

An investment company may appoint one or more principal underwriters for its shares. The activities of such a principal underwriter are generally governed by a number of legal regimes, including, for example, the 1940 Act, the 1933 Act, the 1934 Act, and state laws.

(4) Transfer Agent

A transfer agent performs certain bookkeeping, data processing, and administrative services pertaining to the maintenance of shareholder accounts. A transfer agent may also handle the payment of any dividends declared by the trustees of a fund.

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(5) Custodian

A custodian’s responsibilities may include, among other things, safeguarding and controlling a fund’s cash and securities, handling the receipt and delivery of securities, and collecting interest and dividends on a fund’s investments.

IV. FORM OF FOREIGN INVESTMENT FUND SECURITIES

Main items to be set forth on the share certificate of the Fund (if issued) are as follows:

A. Front

(a) Name of the Fund

(b) Number of shares represented

(c) Signatures of the Chairman and Transfer Agent

(d) Description stating that the Declaration of Trust applies to shareholders and assignees therefrom

B. Back

(a) Space for endorsement

(b) Description concerning delegation of transfer agency

V. MISCELLANEOUS

1 The ornamental design is used on the cover page of the Japanese Prospectus. The ornamental design is used on the cover page of the Japanese Prospectus.

2 The following must be set forth in the Prospectus.

- Outline of the Prospectus will be included at the beginning of the Prospectus, summarizing the content of “PART I: INFORMATION CONCERNING SECURITIES”, “I.  Description of the Fund” in “PART II: INFORMATION CONCERNING THE FUND” and “II. Outline of Other Related Companies” in “PART III: SPECIAL INFORMATION” of the SRS and the Agreement of Foreign Securities Transactions Account, and the internal rules of the distributor (the deadline time of subscription; etc.) in respect of the subscription and payment.

- With respect to “(1) Diversification of Investment Fund” and “(2) Results of Past Operations” of “I. Description of the Fund, 5. Status of Investment Portfolio” and the entire part of “II. Financial Conditions of the Fund” in “PART II: INFORMATION CONCERNING THE FUND” of the SRS, the Prospectus may present the relevant information shown in the graphs in addition to the text and tables of the said information acquired at any time after the SRS is filed. The Prospectus may also set forth the exchange rates relevant to the Fund.

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As Filed
(Translation)
COVER PAGE

Filing Documents:	SECURITIES REPORT

Place where this Securities Registration	Director-General of Kanto Local Finance Bureau
Statement is being filed:

Filing Date:	March 31, 2008

Accounting Period	The Thirteen Fiscal Year
(From October 1, 2006 to September 30, 2007)

Name of the Fund	PUTNAM U.S. GOVERNMENT INCOME TRUST

Name of the Registrant Fund:	PUTNAM U.S. GOVERNMENT INCOME TRUST

Name and Official Title of Representative of	Charles E. Porter
Trustees:	Executive Vice President, Associate Treasurer,
Principal Executive Officer and Compliance
Liaison

Address of Principal Office:	One Post Office Square
Boston, Massachusetts 02109
U. S. A.

Name and Title of Attorney-in-fact:	Akihiro Wani
Attorney-at-Law

Address or Location of Attorney-in-fact:	Gaikokuho Kyodo-Jigyo Horitsu Jimusho
Linklaters
Meiji Yasuda Building
1-1, Marunouchi 2-chome
Chiyoda-ku, Tokyo 100-0005 Japan

Name of Liaison Contact:	Akihiro Wani
Attorney-at-Law

Place of Liaison Contact:	Gaikokuho Kyodo-Jigyo Horitsu Jimusho
Linklaters
Meiji Yasuda Building
1-1, Marunouchi 2-chome
Chiyoda-ku, Tokyo 100-0005 Japan

Phone Number:	03-6212-1200

Places where a copy of this Securities	Not applicable.

Registration Statement is available for Public
Inspection:

(Note 1) The exchange rate of U.S. Dollars (“dollar” or “$”) into Japanese Yen is JPY106.40 for one U.S. Dollar, which is the actual middle point between the selling and buying currency rate by telegraphic transfer on January 31, 2008 quoted by The Bank of Tokyo-Mitsubishi UFJ, Ltd. The same applies hereinafter.

(Note 2) In this report, money amounts and percentages have been rounded. Therefore, there are cases in

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which the amount for the “total” column is not equal to the aggregate amount. Also, conversion into Japanese Yen is calculated by multiplying the corresponding dollar amount by the conversion rate specified and is rounded when necessary.

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PART I. INFORMATION CONCERNING FUND

I. DESCRIPTION OF THE FUND

1 NATURE OF THE FUND

(1) Objectives and Basic Nature of the Fund:

A. Name of the Fund:

Putnam U.S. Government Income Trust (the “Fund”)

B. Goal of the Fund:

The Fund seeks as high a level of current income as Putnam Investment Management, LLC (the Fund’s “Investment Management Company”) believes is consistent with preservation of capital.

C. Authorized Shares:

There is no prescribed authorized number of Shares, and Shares may be issued from time to time.

D. Form of the Fund:

Putnam U.S. Government Income Trust is a Massachusetts business trust organized on November 1, 1983. A copy of the Agreement and Declaration of Trust, which is governed by Massachusetts law, is on file with the Secretary of The Commonwealth of Massachusetts.

The Fund is an open-end investment management company with an unlimited number of authorized shares of beneficial interest. The Trustees may, without shareholder approval, create two or more series of shares representing separate investment portfolios. Any such series of shares may be divided without shareholder approval into two or more classes of shares having such preferences and special or relative rights and privileges as the Trustees determine. The Fund offers classes of shares with different sales charges and expenses.

Each share has one vote, with fractional shares voting proportionally. Shares of all classes will vote together as a single class except when otherwise required by law or as determined by the Trustees. Shares are freely transferable, are entitled to dividends as declared by the Trustees, and, if the Fund were liquidated, would receive the net assets of the Fund.

The Fund may suspend the sale of shares at any time and may refuse any order to purchase shares. Although the Fund is not required to hold annual meetings of its shareholders, shareholders holding at least 10% of the outstanding shares entitled to vote have the right to call a meeting to elect or remove the Trustees, or to take other actions as provided in the Agreement and Declaration of Trust. The Fund has voluntarily undertaken to hold a shareholder meeting at which the Board of Trustees would be elected at least every five years beginning in 2004.

The Fund is a “diversified” investment company under the Investment Company Act of 1940. This means that with respect to 75% of its total assets, the Fund may not invest more than 5% of its total assets in the securities of any one issuer (except U.S. government securities and securities issued by other investment companies). The remaining 25% of its total assets is not subject to this restriction. To the extent the Fund invests a significant portion of its assets in the securities of a particular issuer, it will be subject to an increased risk of loss if the market value of such issuer’s securities declines.

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If an investor owns fewer shares than the minimum set by the Trustees (presently 20 shares), the Fund may redeem the investors’ shares without the investor’s permission and send the investor the proceeds. To the extent permitted by applicable law, the Fund may also redeem shares if investors own more shares than a maximum amount set by the Trustees. There is presently no maximum, but the Trustees could set a maximum that would apply to both present and future investors.

E. Main Investment Strategies – U.S. Government Bonds

The Fund invests mainly in bonds that

- are securitized debt instruments and other obligations of the U.S. government, its agencies and instrumentalities

- are backed by the full faith and credit of the United States, such as U.S. Treasury bonds and Ginnie Mae mortgage-backed bonds, or by only the credit of a U.S. federal agency or government sponsored entity, such as Fannie Mae and Freddie Mac mortgage backed-bonds and

- have short to long-term maturities.

Under normal circumstances, the Fund invests at least 80% of its net assets in U.S. government securities. The Fund may invest up to 20% of its net assets in mortgage-backed or asset-backed securities of private (non-governmental) issuers rated AAA or its equivalent at the time of purchase by a nationally recognized securities ratings agency or, if unrated, that the Investment Management Company determines to be of comparable quality.

F. Main Risks

The main risks that could adversely affect the value of the Fund’s shares and the total return on an investor’s investment include:

- The risk that movements in financial markets will adversely affect the value of the Fund’s investments. This risk includes interest rate risk, which means that the prices of the Fund’s investments are likely to fall if interest rates rise. Interest rate risk is generally higher for investments with longer maturities.

- The risk that, compared to other debt, mortgage-backed investments may increase in value less when interest rates decline, and decline in value more when interest rates rise.

- The risk that the issuers of the Fund’s investments will not make, or will be perceived as unlikely to make, timely payments of interest and principal. This credit risk is higher for debt that is not backed by the full faith and credit of the U.S. government.

- The risk that the Fund’s use of derivatives will cause losses due to increased exposure to the risks described above, the unexpected effect of market movements on a derivative’s price, or the potential inability to terminate derivatives positions.

Investors can lose money by investing in the Fund. The Fund may not achieve its goal, and is not intended as a complete investment program. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

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(2) Structure of the Fund

A. Structure of the Fund:

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B. Name and role in the Fund’s management of the Investment Management Company and related companies of the Fund, and summary of the agreements, etc.

Name	Role in the management of	Summary of the agreement, etc.
the Fund

Putnam Investment	Investment Management	The Investment Management
Management, LLC	Company	Company has entered into a
Management Contract with the
Fund as of August 3, 2007, which
sets out that the Investment
Management Company provides
the Fund with investment
management services and
investment advisory services in
relation to the Fund’s assets.

State Street Bank and Trust	Custodian	The Custodian has entered into
Company		the Master Custodian Agreement
with the Fund as of January 1,
2007, which sets out that the
Custodian serves as a custodian
of the Fund’s assets.

Putnam Fiduciary Trust	Investor Servicing Agent	The Investor Servicing Agent has
Company		entered into the Amended and
Restated Investor Servicing
Agreement with the Fund as of
January 1, 2005, which sets out
that the Investor Servicing Agent
provides all services required by
the Fund in connection with the
establishment, maintenance and
recording of shareholder
accounts, including without
limitation, all related tax and other
reporting requirements, and the
implementation of investment and
redemption arrangements offered
in connection with the sale of the
Fund’s shares.

Putnam Retail Management	Principal Underwriter	The Principal Underwriter has
Limited Partnership		entered into the Distributor’s
Contract with the Fund as of
August 3, 2007, which sets out
that the Principal Underwriter
distributes the shares of the Fund.

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Name	Role in the management of	Summary of the agreement, etc.
the Fund

Mitsubishi UFJ Securities Co.,	Distributor in Japan	The Distributor in Japan has
Ltd.		entered into the Japan Dealer
Sales Contract with Putnam Retail
Management as of November 25,
1997, which sets out that the
Distributor in Japan forwards
sales and repurchase orders in
Japan to Putnam Retail
Management.

	Agent Financial Instruments	The Agent Financial Instruments
	Company	Company has entered into the
Agent Financial Instruments
Company Agreement with the
Fund as of November 6, 1997,
which sets out that the Agent
Financial Instruments Company
distributes prospectuses, makes
public in Japan the daily net asset
value per share of the Fund, and
distributes any documents
required to be prepared in
accordance with the applicable
laws and regulations of Japan.

C. The Trustees

The Trustees are responsible for generally overseeing the conduct of the Fund’s business. The Fund’s Agreement and Declaration of Trust provides that they shall have all powers necessary or convenient to carry out that responsibility. The number of Trustees is fixed by the Trustees and may not be less than three. A Trustee may be elected either by the Trustees or by the shareholders. At any meeting called for that purpose, a Trustee may be removed by the vote of two-thirds of the outstanding shares of the Fund. Each Trustee elected by the Trustees or the shareholders shall serve until he or she retires, resigns, is removed, or dies or until the next meeting of shareholders called for the purpose of electing Trustees and until the election and qualification of his or her successor.

The Trustees of the Fund are authorized by the Agreement and Declaration of Trust to issue shares of the Fund in one or more series, each series being preferred over all other series in respect of the assets allocated to that series. The Trustees may, without shareholder approval, divide the shares of any series into two or more classes, with such preferences and special or relative rights and privileges as the Trustees may determine.

Under the Agreement and Declaration of Trust, the shareholders shall have power, as and to the extent provided therein, to vote only (i) for the election of Trustees, to the extent provided therein (ii) for the removal of Trustees, to the extent provided therein (iii) with respect to any investment adviser, to the extent provided therein (iv) with respect to any termination of the Fund, to the extent provided therein (v) with respect to certain amendments of the Agreement and

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Declaration of Trust, (vi) to the same extent as the stockholders of a Massachusetts business corporation as to whether or not a court action, proceeding, or claim should or should not be brought or maintained derivatively or as a class action on behalf of the Fund or the shareholders, and (vii) with respect to such additional matters relating to the Fund as may be required by the Agreement and Declaration of Trust, the Bylaws of the Fund, or any registration of the Fund with the U.S. Securities and Exchange Commission (or any successor agency) or any state, or as the Trustees may consider necessary or desirable. Certain of the foregoing actions may, in addition, be taken by the Trustees without vote of the shareholders of the Fund.

On any matter submitted to a vote of shareholders, all shares of the Fund then entitled to vote are voted in the aggregate as a single class without regard to series or classes of shares, except (1) when required by the Investment Company Act of 1940, as amended, or when the Trustees shall have determined that the matter affects one or more series or classes of shares materially differently, shares are voted by individual series or class; and (2) when the Trustees have determined that the matter affects only the interests of one or more series or classes, then only shareholders of such series or classes are entitled to vote thereon. There is no cumulative voting in the election of Trustees.

Meetings of shareholders may be called by the Clerk whenever ordered by the Trustees, the Chairman of the Trustees, or requested in writing by the holder or holders of at least one-tenth of the outstanding shares entitled to vote at the meeting. Written notice of any meeting of shareholders must be given by mailing the notice at least seven days before the meeting. Thirty percent of shares entitled to vote on a particular matter is a quorum for the transaction of business on that matter at a shareholders’ meeting, except that, where any provision of law or of the Agreement and Declaration of Trust permits or requires that holders of any series or class vote as an individual series or class, then thirty percent of the aggregate number of shares of that series or class entitled to vote are necessary to constitute a quorum for the transaction of business by that series or class. For the purpose of determining the shareholders of any class or series of shares who are entitled to vote or act at any meeting, or who are entitled to receive payment of any dividend or other distribution, the Trustees are authorized to fix record dates, which may not be more then 90 days before the date of any meeting of shareholders or more than 60 days before the date of payment of any dividend or other distribution.

The Trustees are authorized by the Agreement and Declaration of Trust to adopt Bylaws not inconsistent with the Agreement and Declaration of Trust providing for the conduct of the business of the Fund. The Bylaws contemplate that the Trustees shall elect a Chairman of the Trustees, the President, the Treasurer, and the Clerk of the Fund, and that other officers, if any, may be elected or appointed by the Trustees at any time. The Bylaws may be amended or repealed, in whole or in part, by a majority of the Trustees then in office at any meeting of the Trustees, or by one or more writings signed by such a majority.

Regular meetings of the Trustees may be held without call or notice at such places and at such times as the Trustees may from time to time determine. It shall be sufficient notice to a Trustee of a special meeting to send notice by mail at least forty-eight hours or by telegram at least twenty-four hours before the meeting or to give notice to him or her in person or by telephone at least twenty-four hours before the meeting.

At any meeting of Trustees, a majority of the Trustees then in office shall constitute a quorum. Except as otherwise provided in the Agreement and Declaration of Trust or Bylaws, any action to be taken by the Trustees may be taken by a majority of the Trustees present at a meeting (a quorum being present), or by written consents of a majority of the Trustees then in office.

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Subject to a favorable majority shareholder vote (as defined in the Agreement and Declaration of Trust), the Trustees may contract for exclusive or nonexclusive advisory and/or management services with any corporation, trust, association, or other organization.

The Agreement and Declaration of Trust contains provisions for the indemnification of Trustees, officers, and shareholders of the Fund under the circumstances and on the terms specified therein.

The Fund may be terminated at any time by vote of shareholders holding at least two-thirds of the shares entitled to vote or by the Trustees by written notice to the shareholders. Any series of shares may be terminated at any time by vote of shareholders holding at least two-thirds of the shares of such series entitled to vote or by the Trustees by written notice to the shareholders of such series.

The foregoing is a general summary of certain provisions of the Agreement and Declaration of Trust and Bylaws of the Fund, and is qualified in its entirety by reference to each of those documents.

Trustees may be removed or replaced by, among other things, a resolution adopted by a vote of two-thirds of the outstanding shares at a meeting called for the purpose. In the event of vacancy, the remaining Trustees may fill such vacancy by appointing for the remaining term of the predecessor Trustee such other person as they in their discretion shall see fit. The Trustees may add to their number as they consider appropriate. The Trustees may elect and remove officers as they consider appropriate.

D. Investment Management Company

(a) Law of Place of Incorporation

Putnam Investment Management, LLC (“Putnam Management” or the “Investment Management Company”) is organized as a limited liability company under the laws of the State of Delaware, U.S.A. Its investment advisory business is regulated under the Investment Advisers Act of 1940.

Under the Investment Advisers Act of 1940, an investment adviser means, with certain exceptions, any person who, for compensation, engages in the business of advising others, either directly or through publications or writings, as to the value of securities or as to the advisability of investing in, purchasing or selling securities, or who, for compensation and as part of a regular business, issues analyses or reports concerning securities. Investment advisers under the Act may not conduct their business unless they are registered with the U.S. Securities and Exchange Commission (the “SEC”).

(b) Outline of the Supervisory Authority

Investment Management Company is registered as an investment adviser under the Investment Advisers Act of 1940.

(c) Purpose of the Business

The Investment Management Company’s primary business is investment management, which includes the buying, selling, exchanging and trading of securities of all descriptions on behalf of mutual funds in any part of the world.

(d) History of the Investment Management Company

The Investment Management Company is one of America’s oldest and largest money management firms. The Investment Management Company’s staff of experienced portfolio

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managers and research analysts selects securities and constantly supervises the Fund’s portfolio. By pooling an investor’s money with that of other investors, a greater variety of securities can be purchased than would be the case individually: the resulting diversification helps reduce investment risk. The Investment Management Company has been managing mutual funds since 1937. Today, the firm serves as the Investment Management Company for the funds in the Putnam Family, with mutual fund assets of over $107 billion in aggregate net asset value and over 8 million shareholder accounts as of January 31, 2008. An affiliate of the Investment Management Company, The Putnam Advisory Company LLC, manages domestic and foreign institutional accounts and mutual funds, including the accounts of many Fortune 500 companies. Another affiliate of the Investment Management Company, Putnam Investments Limited, provides a full range of international investment advisory services to institutional and retail clients. Another affiliate, Putnam Fiduciary Trust Company, provides investment advice to institutional clients under its banking and fiduciary powers as well as shareholder services to the Putnam Funds. Total assets under management by Putnam entities, including assets of mutual funds and other clients, are nearly $178 billion as of January 31, 2008.

Putnam Investment Management, LLC, Putnam Retail Management, Putnam Investments Limited and Putnam Fiduciary Trust Company are subsidiaries of Putnam Investments, LLC, which is located at One Post Office Square, Boston, Massachusetts 02109 and, except for a minority stake owned by employees, is owned by Great-West Lifeco, Inc., a financial services holding company with operations in Canada, the United States and Europe and which is a member of the Power Financial Corporation group of companies.

(e) Amount of Capital Stock

(i) Amount of Members’ Equity (as of January 31, 2008):

$127,782,916*

(ii) Number of authorized shares of capital stock:

Not applicable.

(iii) Number of outstanding shares of capital stock:

Not applicable.

(iv) Amount of Members’ Equity for the past five years:

Year	Amount of Members’	Increase/Decrease
	Equity

End of 2003	$144,486,036

End of 2004(1)	-$9,155,466	-$153,641,502

End of 2005	$73,231,356*	$82,386,822

End of 2006	$70,594,104	-$2,637,252

End of 2007	$117,226,875	$10,556,041

* This figure is unaudited.

(1) During 2004, the Investment Management Company accrued $223,524,388 of regulatory settlements. This, along with net intercompany transactions with Putnam Investments, LLC and its affiliates, resulted in the decrease. Net income for the year ended December 31, 2004 was $89,819,256. This was offset by $243,460,758 of net intercompany transactions, which are factored as a reduction of Members’ Equity.

(f) Structure of the Management of the Investment Management Company

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The Investment Management Company is ultimately managed by its Board of Directors, which is elected by its Members.

Each fund managed by the Investment Management Company is managed by one or more portfolio managers. These managers, in coordination with analysts who research specific securities and other members of the relevant investment group (in the case of the Fund, the Investment Management Company’s Core Fixed-Income Team), provide a continuous investment program for the Fund and place all orders for the purchase and sale of portfolio securities.

The investment performance and portfolio of each Fund is overseen by its Board of Trustees, a majority of whom are not affiliated with the Investment Management Company.

The basis for the Trustees’ approval of the Fund’s management contract is discussed in the Fund’s annual report to shareholders dated September 30, 2007.

In selecting portfolio securities for the Fund, the Investment Management Company looks for securities that represent attractive values based on careful issue-by-issue credit analysis and numerous onsite visits and other contacts with issuers every year. The Investment Management Company is one of the largest managers of high yield and other debt securities in the United States.

The portfolio leader and portfolio members of the Core Fixed-Income Team of the Investment Management Company have primary responsibility, and the team’s members have joint responsibility, for the day-to-day management of the Fund’s portfolio.

(g) Information Concerning Major Stockholders

As of January 31, 2008, all the outstanding interests of the Investment Management Company were owned by Putnam Investments, LLC, located at One Post Office Square, Boston, Massachusetts 02109.

2 INVESTMENT POLICY

(1) Investment Policy

The Investment Management Company pursues the Fund’s goal to seek as high a level of current income as the Investment Management Company believes is consistent with preservation of capital.

Changes in policies. The Trustees may change the Fund’s goal, investment strategies and other policies without shareholder approval, except as otherwise indicated.

(2) Objectives of Investment

The Fund invests mainly in bonds that:

- are securitized debt instruments and other obligations of the U.S. government, its agencies and instrumentalities;

- are backed by the full faith and credit of the United States, such as U.S. Treasury bonds and Ginnie Mae mortgage-backed bonds, or by only the credit of a U.S. federal agency or government sponsored entity, such as Fannie Mae and Freddie Mac mortgage backed-bonds; and

- have short to long-term maturities.

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12

Under normal circumstances, the Fund invests at least 80% of its net assets in U.S. government securities. The Fund may invest up to 20% of its net assets in mortgage-backed or asset-backed securities of private (non-governmental) issuers rated AAA or its equivalent at the time of purchase by a nationally recognized securities ratings agency, or if unrated, that the Investment Management Company determines to be of comparable quality.

(3) Structure of the Management of the Fund

THE FUND’S TRUSTEES

As shareholders of a mutual fund, the investors have certain rights and protections, including representation by a Board of Trustees. The Putnam Funds’ Board of Trustees oversees the general conduct of the Fund’s business and represents the interests of the Putnam fund shareholders. The Putnam Funds’ Board of Trustees includes Trustees who are elected by shareholder vote at least once every five years and at least 75% of whom are independent (not an officer of the Fund or affiliated with the Investment Management Company).

The Trustees periodically review the Fund’s investment performance and the quality of other services such as administration, custody, and investor services. At least annually, the Trustees review the fees paid to the Investment Management Company and its affiliates for providing or overseeing these services, as well as the overall level of the Fund’s operating expenses. In carrying out their responsibilities, the Trustees are assisted by an administrative staff, auditors and legal counsel that are selected by the Trustees and are independent of the Investment Management Company and its affiliates.

THE FUND'S INVESTMENT MANAGER

The Trustees have retained the Investment Management Company to be the Fund's investment manager, responsible for making investment decisions for the Fund and managing the Fund's other affairs and business.

Investment management team.

Putnam's investment professionals are organized into investment management teams, with a particular team dedicated to a specific asset class. The members of the Core Fixed-Income Team manage the Fund’s investments. The names of all team members can be found at www.putnam.com.

The team members identified as the Fund’s Portfolio Leader and Portfolio Members coordinate the team’s efforts related to the Fund and are primarily responsible for the day-to-day management of the Fund’s portfolio. In addition to these individuals, the team also includes other investment professionals, whose analysis, recommendations and research inform investment decisions made for the Fund.

The principal managers of the Fund

Joined
Portfolio Leader	Fund	Employer	Positions Over Past Five Years

Rob Bloemker	2002	Putnam	Deputy Head of Investments
		Management	Previously, Chief Investment Officer,
		1999-Present	Core Fixed Income;
Team Leader, Mortgage and
Government;
Mortgage Specialist

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	Joined
Portfolio Members	Fund	Employer	Positions Over Past Five Years

Daniel Choquette	2005	Putnam	Mortgage Specialist
		Management
		2002-Present

Michael Salm	2007	Putnam	Team Leader, Liquid Markets,
		Management	Mortgage, Interest Rate and
		1997-Present	Government Specialist

Other funds managed by the Fund’s Portfolio Leader and Portfolio Members.

As of the Fund’s fiscal year-end, Rob Bloemker was also a Portfolio Leader of Putnam American Government Income Fund, Putnam Income Fund, and Putnam Limited Duration Government Income Fund. He was also a Portfolio Member of Putnam Diversified Income Trust, Putnam Global Income Trust, Putnam Master Intermediate Income Trust and Putnam Premier Income Trust. Daniel Choquette was also a Portfolio Member of Putnam American Government Income Fund and Putnam Limited Duration Government Income Fund. Michael Salm was also a Portfolio Member of Putnam American Government Income Fund, Putnam Global Income Trust, Putnam Income Fund, and Putnam Limited Duration Government Income Fund. Rob Bloemker, Daniel Choquette, and Michael Salm may also manage other accounts and variable trust funds advised by the Investment Management Company or an affiliate.

Changes in the Fund’s Portfolio Leader and Portfolio Members.

During the fiscal year ended September 30, 2007, Portfolio Member Michael Salm joined the Fund’s management team. In addition, Portfolio Leader Kevin Cronin left the Fund’s management team, although he continues in his executive oversight role at Putnam, and Portfolio Member Rob Bloemker became Portfolio Leader.

Investment team fund ownership.

The following table shows the dollar ranges of shares of the Fund and all Putnam mutual funds owned by the professionals listed above at the end of the Fund’s last two fiscal years, including investments by their immediate family members and amounts invested through retirement and deferred compensation plans.

Fund Portfolio Leader and Portfolio Members ● Asset in the Fund ○ Total assets in all Putnam funds

Fund Portfolio Leader and Portfolio Members

			$1-	$10,001-	$50,001-	$100,001-	$500,001-	$1,000,001
	Year	$0	$10,000	$50,000	$100,000	$500,000	$1,000,000	and over

Rob Bloemker	2007			●				○

Portfolio Leader	2006			●		○

Daniel Choquette	2007	●						○

Portfolio Member	2006	●				○

Michael Salm	2007					●		○

Portfolio Member	N/A

N/A indicates the individual was not a Portfolio Leader or Portfolio Member as of September 30, 2006.

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Investment in the Fund by the Trustees and Putnam employees.

As of September 30, 2007, all of the Trustees on the Board of Trustees of the Putnam funds owned Fund shares. The table shows the approximate value of investments in the Fund and all Putnam funds as of that date by the Fund’s Trustees and Putnam employees, including in each case investments by their immediate family members and amounts invested through retirement and deferred compensation plans.

	Fund	All Putnam funds

Trustees	$ 237,000	$91,000,000

Putnam employees	$1,527,000	$753,000,000

Compensation of investment professionals.

The Investment Management Company believes that its investment management teams should be compensated primarily based on their success in helping investors achieve their goals. The portion of Putnam Investments’ total incentive compensation pool that is available to the Investment Management Company’s Investment Division is based primarily on its delivery, across all of the portfolios it manages, of consistent, dependable and superior performance over time. The peer group for the Fund, GNMA Funds, is the Fund’s broad investment category as determined by Lipper Inc. The portion of the incentive compensation pool available to the Fund’s investment management team varies based primarily on its delivery, across all of the portfolios it manages, of consistent, dependable and superior performance over time on a before-tax basis.

- Consistent performance means being above median over one year.

- Dependable performance means not being in the 4th quartile of the peer group over one, three or five years.

- Superior performance (which is the largest component of the Investment Management Company’s incentive compensation program) means being in the top third of the peer group over three and five years.

In determining an investment management team’s portion of the incentive compensation pool and allocating that portion to individual team members, the Investment Management Company retains discretion to reward or penalize teams or individuals, including the Fund’s Portfolio Leader and Portfolio Members, as it deems appropriate, based on other factors. The size of the overall incentive compensation pool each year depends in large part on Putnam’s profitability for the year, which is influenced by its assets under management. Incentive compensation is generally paid as cash bonuses, but a portion of incentive compensation may instead be paid as grants of restricted stock, options or other forms of compensation, based on the factors described above. In addition to incentive compensation, investment team members receive annual salaries that are typically based on seniority and experience. Incentive compensation generally represents at least 70% of the total compensation paid to investment team members.

Structure of Fund Management:

(a) Investment Team

At the Investment Management Company, a fixed income team of about 100 investment professionals is organized into specialized sector teams and integrated research teams with a

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centralized portfolio construction and risk management platform. The fixed income team is also supported by an independent Currency Investment Unit.

(b) Investment Process

The Putnam fixed income investment process is primarily driven by bottom-up decisions. Each Sector Team is responsible for identifying the opportunities in its specialized area. Sector Teams also hold more formal discussions at weekly/monthly meetings. The ideas generated in each sector are discussed and validated by the Sector Team Leaders. Also, the Chief Investment Officer of the fixed income team and the Sector Team Leaders hold a formal weekly meeting –the Core Meeting – to identify the broad investment themes and the top-down sector strategies based on the inputs from each Sector Team.

The Portfolio Construction Team integrates the ideas generated by the Sector Specialists along with top-down themes and sector strategies identified at the Core Meeting, and it efficiently sizes each strategy based on Putnam’s proprietary risk platform.

The Sector Specialists, Sector Team Leaders and Portfolio Construction Specialists are all seated in close proximity on the trading desk, and the trading function is integrated into the portfolio management teams to create a more seamless process from portfolio construction through execution.

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(c) Management of Fund Business

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Performance & Analytics Team

Independently from the Investment Division, the Performance & Analytics Team executes performance measurement of the Fund, and reports to the Management Committee.

Legal and Compliance Division

Independently from the Investment Division, the Legal and Compliance Division monitors portfolio holdings, trading compliance and Fund investment restriction compliance. These matters are monitored and resolved according to the Investment Management Company’s broad-based compliance policies and procedures and applicable legal requirements. The Legal and Compliance Division reports directly to senior management, and not to the Investment Division or other business divisions.

Risk & Portfolio Analysis Group

Independently from the Investment Division, the Investment Management Company has established an independent Risk & Portfolio Analysis Group (“RPAG”) which is charged with identifying, monitoring, and assessing risk factors and controls across Putnam’s investment activities. This group works closely with the Investment Division, but is part of the Administrative Division and reports to the Investment Management Company’s Chief Administrative Officer. This organizational structure facilitates an independent assessment of the risk issues as they arise.

Internal and external inspections

Various aspects of the operations of the Investment Management Company, including its management of the Fund, are included in the scope of internal audits performed by the Investment Management Company’s internal audit function, which conducts a broad spectrum of audits developed using a risk-based approach. The internal audit function tracks and tests the remediation of its recommendations and provides reports to Senior Management. In addition,

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various aspects of the internal control environment of the Investment Management Company and its affiliates are subject to review by a third-party audit firm on a periodic basis.

As noted above, the Investment Management Company’s business operations (including not only investment compliance, but other key areas such as distribution/sales and operations) are subject to ongoing monitoring by the Investment Management Company’s Legal and Compliance Division, which consists of a variety of sub-groups covering different areas of the business. The Investment Management Company is further subject to regulation and inspection by the U.S. Securities and Exchange Commission.

All employees of the Investment Management Company are bound by the Investment Management Company’s Code of Ethics, which includes certain restrictions on personal investing and disclosure requirements. Additional requirements under the Code of Ethics apply to investment professionals of the Investment Management Company. Compliance with the Code of Ethics is monitored on an ongoing basis by the Legal and Compliance Division.

Oversight of third parties

Service providers of the Fund (Investor Servicing Agent, Custodian and Principal Underwriter) as described in “1. NATURE OF THE FUND, (2) Structure of the Fund” above, are monitored by the Investment Management Company, through each contract with the relevant service provider. These contracts may be terminated under certain circumstances. (Because the Principal Underwriter and Investor Servicing Agent are affiliates of the Investment Management Company, they are subject to the same control and compliance environment as the Investment Management Company and are not third-party service providers.)

The Investment Management Company seeks to monitor the level of service provided to the Fund by third-party providers in the first instance through ongoing contacts between Operations professionals of the Investment Management Company and the relevant service providers.

(4) Distribution Policy:

The Fund normally distributes any net investment income monthly and any net realized capital gains annually. In principle, the payment of distributions to Japanese investors will be made around the end of each month by Distributor or Sales Handling Company.

(5) Investment Restrictions:

Except as otherwise specifically designated, the investment restrictions described in this document and the Japanese prospectus are not fundamental investment restrictions. The Trustees may change any non-fundamental restrictions without shareholder approval. As fundamental investment restrictions, which may not be changed without a vote of a majority of the outstanding voting securities, the Fund may not and will not:

A. Borrow money in excess of 33 1/3% of the value of its total assets (not including the amount borrowed) at the time the borrowing is made. (Note)

B. Underwrite securities issued by other persons except to the extent that, in connection with the disposition of its portfolio investments, it may be deemed to be an underwriter under certain federal securities laws.

C. Purchase or sell real estate, although it may purchase securities which are secured by or represent interests in real estate.

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D. Purchase or sell commodities or commodity contracts, except that the Fund may purchase and sell financial futures contracts and options, and may enter into foreign exchange contracts and other financial transactions not involving physical commodities.

E. Make loans, except by purchase of debt obligations in which the Fund may invest consistent with its investment policies (including without limitation debt obligations issued by other Putnam funds), by entering into repurchase agreements, or by lending its portfolio securities.

F. With respect to 75% of its total assets, invest in the securities of any issuer if, immediately after such investment, more than 5% of the total assets of the Fund (taken at current value) would be invested in the securities of such issuer; provided that this limitation does not apply to obligations issued or guaranteed as to interest or principal by the U.S. government or its agencies or instrumentalities or to securities of other investment companies.

G. With respect to 75% of its total assets, acquire more than 10% of the outstanding voting securities of any issuer.

H. Purchase securities (other than securities of the U.S. government, its agencies or instrumentalities) if, as a result of such purchase, more than 25% of the Fund’s total assets would be invested in any one industry.

I. Issue any class of securities which is senior to the Fund’s shares of beneficial interest, except for permitted borrowings.

Note: So long as shares of the Fund are being offered for sale by the Fund in Japan, the Fund may not borrow money in excess of 10% of the value of its total assets.

The Investment Company Act of 1940 provides that a “vote of a majority of the outstanding voting securities” of the Fund means the affirmative vote of the lesser of (1) more than 50% of the outstanding shares of the Fund, or (2) 67% or more of the shares present at a meeting if more than 50% of the outstanding shares of the Fund are represented at the meeting in person or by proxy.

The following non-fundamental investment policies may be changed by the Trustees without shareholder approval:

(1) The Fund will not invest in (a) securities which are not readily marketable, (b) securities restricted as to resale (excluding securities determined by the Trustees of the Fund (or the person designated by the Trustees of the Fund to make such determinations) to be readily marketable), and (c) repurchase agreements maturing in more than seven days, if, as a result, more than 15% of the Fund’s net assets (taken at current value) would be invested in securities described in (a), (b) and (c).

In connection with the offering of its shares in Japan, the Fund has undertaken to the Japan Securities Dealers Association that the Fund will not:

(a) invest more than 15% of its net assets in securities that are not traded on an official financial instruments exchange or other regulated market, including, without limitation, the National Association of Securities Dealers Automated Quotation System (this restriction shall not be applicable to bonds determined by the Investment Management Company to be liquid and for which a market price (including a dealer quotation) is generally obtainable or determinable);

(b) borrow money in excess of 10% of the value of its total assets;

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(c) make short sales of securities in excess of the Fund’s net asset value; and

(d) together with other mutual funds managed by the Investment Management Company, acquire more than 50% of the outstanding voting securities of any issuer.

If the undertaking is violated, the Fund will, promptly after discovery, take such action as may be necessary to cause the violation to cease, which shall be the only obligation of the Fund and the only remedy in respect of the violation. This undertaking will remain in effect as long as shares of the Fund are qualified for offer or sale in Japan and such undertaking is required by the Japanese Securities Dealers Association as a condition of such qualification.

Also in connection with the Fund’s offering of its shares in Japan, the Fund has adopted the following non-fundamental investment restriction:

The Fund will not invest in equity securities or warrants except that the Fund may invest in or hold preferred securities if and to the extent that such securities are characterized as debt for purposes of determining the Fund’s status as a “bond investment trust” under the Income Tax Law of Japan. There can be no assurance that the Fund will be able to invest in such preferred securities, and such investments can be made only to the extent they are consistent with the Fund’s policy of investing only in U.S. government securities.

Notwithstanding the foregoing restriction, the Fund may invest in asset-backed, hybrid and structured bonds and notes if consistent with the Fund’s policy of investing only in U.S. government securities. These investments may entail significant risks that are not associated with a similar investment in a traditional debt instrument. The risks of a particular investment of this type will depend upon the terms of the instrument, but may include the possibility of significant changes in the benchmark(s) or the prices of the underlying assets to which the interest rate or return is linked, which may include equity securities.

All percentage limitations on investments (other than pursuant to non-fundamental restriction (1)) will apply at the time of the making of an investment and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of such investment.

3 INVESTMENT RISK

It is important to keep in mind that risk and reward generally go hand in hand; the higher the potential reward, the greater the risk. The Investment Management Company pursues the Fund’s goal to seek as high a level of current income as the Investment Management Company believes is consistent with preservation of capital, by investing mainly in U.S. government bonds and securitized debt instruments, although it may also invest in mortgage-backed and asset-backed securities that are privately issued and not supported by the credit of any government agency or instrumentality. The Investment Management Company will consider, among other things, credit, interest rate and prepayment risks as well as general market conditions when deciding whether to buy or sell investments.

A. Risk Factors

Interest rate risk. The values of bonds and other debt instruments usually rise and fall in response to changes in interest rates. Declining interest rates generally increase the value of existing debt instruments, and rising interest rates generally decrease the value of existing debt instruments. Changes in a debt instrument’s value usually will not affect the amount of interest income paid to the Fund, but will affect the value of the Fund’s shares. Interest rate risk is generally greater for investments with longer maturities.

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Some investments give the issuer the option to call or redeem an investment before its maturity date. If an issuer calls or redeems an investment during a time of declining interest rates, we might have to reinvest the proceeds in an investment offering a lower yield, and therefore might not benefit from any increase in value as a result of declining interest rates.

“Premium” investments offer coupon rates higher than prevailing market rates. However, they involve a greater risk of loss, because their values tend to decline over time.

Credit risk. U.S. government investments generally have the least credit risk but are not completely free of credit risk. U.S. government securities that are not backed by the full faith and credit of the United States, such as federal agency bonds, are subject to higher credit risk. Other bonds or securitized debt instruments in which the Fund may invest are subject to varying degrees of risk. These risk factors may include the creditworthiness of the issuer and, in the case of mortgage-backed securities, the ability of the underlying borrowers to meet their obligations.

Prepayment Risk. Traditional debt investments typically pay a fixed rate of interest until maturity, when the entire principal amount is due. By contrast, payments on securitized debt instruments, including mortgage-backed and asset-backed investments, typically include both interest and partial payment of principal. Principal may also be prepaid voluntarily, or as a result of refinancing or foreclosure. We may have to invest the proceeds from prepaid investments in other investments with less attractive terms and yields. Compared to debt that cannot be prepaid, mortgage-backed investments are less likely to increase in value during periods of declining interest rates and have a higher risk of decline in value during periods of rising interest rates. They may increase the volatility of the Fund. Some mortgage-backed investments receive only the interest portion or the principal portion of payments on the underlying mortgages. The yields and values of these investments are extremely sensitive to changes in interest rates and in the rate of principal payments on the underlying mortgages. The market for these investments may be volatile and limited, which may make them difficult to buy or sell. Asset-backed securities, which are subject to risks similar to those of mortgage-backed securities, are also structured like mortgage-backed securities, but instead of mortgage loans or interests in mortgage loans, the underlying assets may include such items as motor vehicle installment sales or installment loan contracts, leases of various types of real and personal property and receivables from credit card agreements.

Derivatives. The Fund may engage in a variety of transactions involving derivatives, such as futures, options and swap contracts. Derivatives are financial instruments whose value depends upon, or is derived from, the value of something else, such as one or more underlying investments, pools of investments, or indexes. The Fund may make use of "short" derivatives positions, the values of which move in the opposite direction from the price of the underlying investment, pool of investments, or index. The Fund may use derivatives both for hedging and non-hedging purposes. For example, the Fund may use derivatives to increase or decrease the Fund’s exposure to long- or short-term interest rates (in the United States or outside of the United States) or as a substitute for a direct investment in the securities of one or more issuers. However, the Fund may also choose not to use derivatives, based on its evaluation of market conditions or the availability of suitable derivatives. Investments in derivatives may be applied toward meeting a requirement to invest in a particular kind of investment if the derivatives have economic characteristics similar to that investment.

Derivatives involve special risks and may result in losses. The successful use of derivatives depends on the Fund’s ability to manage these sophisticated instruments. Some derivatives are “leveraged,” which means that they provide the Fund with investment exposure greater than the

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value of the Fund’s investment in the derivatives. As a result, these derivatives may magnify or otherwise increase investment losses to the Fund. The risk of loss from a short derivatives position is theoretically unlimited. The prices of derivatives may move in unexpected ways due to the use of leverage or other factors, especially in unusual market conditions, and may result in increased volatility.

Other risks arise from the potential inability to terminate or sell derivatives positions. A liquid secondary market may not always exist for the Fund’s derivatives positions at any time. In fact, many over-the-counter instruments (investments not traded on an exchange) will not be liquid. Over-the-counter instruments also involve the risk that the other party to the derivative transaction will not meet its obligations.

Mortgage-Backed and Asset-backed Securities. Mortgage-backed securities, including collateralized mortgage obligations (“CMOs”) and certain stripped mortgage-backed securities, represent a participation in, or are secured by, mortgage loans. Asset-backed securities are structured like mortgage-backed securities, but instead of mortgage loans or interests in mortgage loans, the underlying assets may include such items as motor vehicle installment sales or installment loan contracts, leases of various types of real and personal property and receivables from credit card agreements.

Mortgage-backed securities have yield and maturity characteristics corresponding to the underlying assets. Unlike traditional debt securities, which may pay a fixed rate of interest until maturity, when the entire principal amount comes due, payments on certain mortgage-backed securities include both interest and a partial repayment of principal. Besides the scheduled repayment of principal, repayments of principal may result from the voluntary prepayment, refinancing or foreclosure of the underlying mortgage loans. If property owners make unscheduled prepayments of their mortgage loans, these prepayments will result in early payment of the applicable mortgage-backed securities. In that event the Fund may be unable to invest the proceeds from the early payment of the mortgage-backed securities in an investment that provides as high a yield as the mortgage-backed securities. Consequently, early payment associated with mortgage-backed securities may cause these securities to experience significantly greater price and yield volatility than that experienced by traditional fixed-income securities. The occurrence of mortgage prepayments is affected by factors including the level of interest rates, general economic conditions, the location and age of the mortgage and other social and demographic conditions. During periods of falling interest rates, the rate of mortgage prepayments tends to increase, thereby tending to decrease the life of mortgage-backed securities. During periods of rising interest rates, the rate of mortgage prepayments usually decreases, thereby tending to increase the life of mortgage-backed securities. If the life of a mortgage-backed security is inaccurately predicted, the Fund may not be able to realize the rate of return it expected.

Adjustable rate mortgage securities (“ARMs”), like traditional mortgage-backed securities, are interests in pools of mortgage loans that provide investors with payments consisting of both principal and interest as mortgage loans in the underlying mortgage pool are paid off by the borrowers. Unlike fixed-rate mortgage-backed securities, ARMs are collateralized by or represent interests in mortgage loans with variable rates of interest. These interest rates are reset at periodic intervals, usually by reference to an interest rate index or market interest rate. Although the rate adjustment feature may act as a buffer to reduce sharp changes in the value of adjustable rate securities, these securities are still subject to changes in value based on, among other things, changes in market interest rates or changes in the issuer’s creditworthiness. Because the interest rates are reset only periodically, changes in the interest rate on ARMs may

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lag changes in prevailing market interest rates. Also, some ARMs (or the underlying mortgages) are subject to caps or floors that limit the maximum change in the interest rate during a specified period or over the life of the security. As a result, changes in the interest rate on an ARM may not fully reflect changes in prevailing market interest rates during certain periods. The fund may also invest in “hybrid” ARMs, whose underlying mortgages combine fixed-rate and adjustable rate features.

Mortgage-backed and asset-backed securities are less effective than other types of securities as a means of “locking in” attractive long-term interest rates. One reason is the need to reinvest prepayments of principal; another is the possibility of significant unscheduled prepayments resulting from declines in interest rates. These prepayments would have to be reinvested at lower rates. The automatic interest rate adjustment feature of mortgages underlying ARMs likewise reduces the ability to lock-in attractive rates. As a result, mortgage-backed and asset-backed securities may have less potential for capital appreciation during periods of declining interest rates than other securities of comparable maturities, although they may have a similar risk of decline in market value during periods of rising interest rates. Prepayments may also significantly shorten the effective maturities of these securities, especially during periods of declining interest rates. Conversely, during periods of rising interest rates, a reduction in prepayments may increase the effective maturities of these securities, subjecting them to a greater risk of decline in market value in response to rising interest rates than traditional debt securities, and, therefore, potentially increasing the volatility of the Fund.

At times, some mortgage-backed and asset-backed securities will have higher than market interest rates and therefore will be purchased at a premium above their par value. Prepayments may cause losses on securities purchased at a premium.

CMOs may be issued by a U.S. government agency or instrumentality or by a private issuer. Although payment of the principal of, and interest on, the underlying collateral securing privately issued CMOs may be guaranteed by the U.S. government or its agencies or instrumentalities, these CMOs represent obligations solely of the private issuer and are not insured or guaranteed by the U.S. government, its agencies or instrumentalities or any other person or entity.

Prepayments could cause early retirement of CMOs. CMOs are designed to reduce the risk of prepayment for investors by issuing multiple classes of securities, each having different maturities, interest rates and payment schedules, and with the principal and interest on the underlying mortgages allocated among the several classes in various ways. Payment of interest or principal on some classes or series of CMOs may be subject to contingencies, or some classes or series may bear some or all of the risk of default on the underlying mortgages. CMOs of different classes or series are generally retired in sequence as the underlying mortgage loans in the mortgage pool are repaid. If enough mortgages are repaid ahead of schedule, the classes or series of a CMO with the earliest maturities generally will be retired prior to their maturities. Thus, the early retirement of particular classes or series of a CMO would have the same effect as the prepayment of mortgages underlying other mortgage-backed securities. Conversely, slower than anticipated prepayments can extend the effective maturities of CMOs, subjecting them to a greater risk of decline in market value in response to rising interest rates than traditional debt securities, and, therefore, potentially increasing their volatility.

Prepayments could result in losses on stripped mortgage-backed securities. Stripped mortgage-backed securities are usually structured with two classes that receive different portions of the interest and principal distributions on a pool of mortgage loans. The yield to maturity on an interest only or “IO” class of stripped mortgage-backed securities is extremely sensitive not only to changes in prevailing interest rates but also to the rate of principal payments (including

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prepayments) on the underlying assets. A rapid rate of principal prepayments may have a measurable adverse effect on the Fund’s yield to maturity to the extent it invests in IOs. If the assets underlying the IO experience greater than anticipated prepayments of principal, the Fund may fail to recoup fully its initial investment in these securities. Conversely, principal only or “POs” tend to increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The secondary market for stripped mortgage-backed securities may be more volatile and less liquid than that for other mortgage-backed securities, potentially limiting the Fund’s ability to buy or sell those securities at any particular time. The Fund currently does not intend to invest more than 35% of its assets in IOs and POs under normal market conditions.

The risks associated with other asset-backed securities (including in particular the risks of issuer default and of early prepayment) are generally similar to those described above for CMOs. In addition, because asset-backed securities generally do not have the benefit of a security interest in the underlying assets that is comparable to a mortgage, asset-backed securities present certain additional risks that are not present with mortgage-backed securities. The ability of an issuer of asset-backed securities to enforce its security interest in the underlying assets may be limited. For example, revolving credit receivables are generally unsecured, and the debtors on such receivables are entitled to the protection of a number of U.S. state and federal consumer credit laws, many of which give debtors the right to set-off certain amounts owed, thereby reducing the balance due. Automobile receivables generally are secured, but by automobiles, rather than by real property.

Asset-backed securities may be collateralized by the fees earned by service providers. The value of asset-backed securities may be substantially dependent on the servicing of the underlying asset and are therefore subject to risks associated with negligence by, or defalcation of, their servicers. In certain circumstances, the mishandling of related documentation may also affect the rights of the security holders in and to the underlying collateral. The insolvency of entities that generate receivables or that utilize the assets may result in added costs and delays in addition to losses associated with a decline in the value of the underlying assets.

Other investments. In addition to the main investment strategies described above, the Fund may make other type of investments, such as investments in zero-coupon bonds. These practices may be subject to other risks.

Alternative strategies. Under normal market conditions, the Investment Management company keeps the Fund’s portfolio fully invested, with minimal cash holdings. However, at times the Investment Management Company may judge that market conditions make pursuing the Fund’s usual investment strategies inconsistent with the best interests of its shareholders. The Investment Management Company then may temporarily use alternative strategies that are mainly designed to limit losses. However, the Investment Management Company may choose not to use these strategies for a variety of reasons, even in very volatile market conditions. These strategies may cause the Fund to miss out on investment opportunities, and may prevent the Fund from achieving its goal.

B. Structure of the Risk Management

The Fund builds risk management into the investment process. The Fund identifies areas of potential risk and then puts the policies, procedures and controls in place - including oversight by a Risk Management Committee - to actively manage those risks.

Policy on excessive short-term trading

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Risks of excessive short-term trading. Excessive short-term trading activity may reduce the Fund’s performance and harm all Fund shareholders by interfering with portfolio management, increasing the Fund’s expenses and diluting the Fund’s net asset value. Depending on the size and frequency of short-term trades in the Fund’s shares, the Fund may experience increased cash volatility, which could require the Fund to maintain undesirably large cash positions or buy or sell portfolio securities it would not have bought or sold otherwise. The need to execute additional portfolio transactions due to these cash flows may also increase the Fund’s brokerage and administrative costs and, for investors in taxable accounts, may increase the taxable distributions received from the Fund.

Fund policies. In order to protect the interests of long-term shareholders of the Fund, the Investment Management Company and the Fund’s Trustees have adopted policies and procedures intended to discourage excessive short-term trading. The Fund seeks to discourage excessive short-term trading by imposing short-term trading fees and using fair value pricing procedures to value investments under some circumstances. In addition, the Investment Management Company monitors activity in those shareholder accounts about which it possesses the necessary information in order to detect excessive short-term trading patterns and takes steps to deter excessive short-term traders.

The Fund will impose a short-term trading fee of 1.00% of the total redemption amount (calculated at market value) if investors sell or exchange their shares after holding them for 7 days or less. The short-term trading fee is paid directly to the Fund and is designed to offset brokerage commissions, market impact and other costs associated with short-term trading. The short-term trading fee will not apply in certain circumstances.

Account monitoring. The Investment Management Company’s Compliance Department currently uses multiple reporting tools to monitor activity in retail customer accounts for which Putnam Investor Services maintains records. This review is based on the Fund’s internal parameters for detecting excessive short-term trading, which consider the number of “round trip” transactions above a specified dollar amount within a specified period of time. These parameters may change from time to time. If a monitored account engages in short-term trading that the Investment Management Company or the Fund considers to be excessive or inappropriate, the Investment Management Company will issue the investor and his or her financial intermediary, if any, a written warning. Continued excessive short-term trading activity by an investor or intermediary that has received a warning may lead to the termination of the exchange privilege. The Fund also reserves the right to terminate the exchange privilege without a warning. In addition, the Investment Management Company will also communicate instances of excessive short-term trading to the compliance staff of an investor’s broker, if one is identified.

Account restrictions. In addition to enforcing these exchange parameters, the Investment Management Company and the Fund reserve the right to reject or restrict purchases or exchanges for any reason. The Investment Management Company or the Fund may determine that an investor’s trading activity is excessive or otherwise potentially harmful based on various factors, including an investor’s or financial intermediary’s trading history in the Fund, other Putnam funds or other investment products, and may aggregate activity in multiple accounts under common ownership or control. If the Fund identifies an investor or intermediary as a potential excessive trader, it may, among other things, require further trades to be submitted by mail rather than by phone or over the Internet, impose limitations on the amount, number, or frequency of future purchases or exchanges, or temporarily or permanently bar the investor or intermediary from investing in the Fund or other Putnam funds. The Fund may take these steps

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in its discretion even if the investor’s activity may not have been detected by the Fund’s current monitoring parameters.

Limitations on the Fund’s policies. There is no guarantee that the Fund will be able to detect excessive short-term trading in all accounts. For example, the Investment Management Company currently does not have access to sufficient information to identify each investor’s trading history, and in certain circumstances there are operational or technological constraints on its ability to enforce the Fund’s policies. In addition, even when the Investment Management Company has sufficient information, its detection methods may not capture all excessive short-term trading.

In particular, many purchase, redemption and exchange orders are received from financial intermediaries that hold omnibus accounts with the Fund. Omnibus accounts, in which shares are held in the name of an intermediary on behalf of multiple beneficial owners, are a common form of holding shares among retirement plans and financial intermediaries such as brokers, advisers and third-party administrators. The Fund is generally not able to identify trading by a particular beneficial owner within an omnibus account, which makes it difficult or impossible to determine if a particular shareholder is engaging in excessive short-term trading. The Investment Management Company monitors aggregate cash flows in omnibus accounts on an ongoing basis. If high cash flows or other information indicate that excessive short-term trading may be taking place, the Investment Management Company will contact the financial intermediary, plan sponsor or recordkeeper that maintains accounts for the underlying beneficial owner and attempt to identify and remedy any excessive trading. However, the Fund’s ability to monitor and deter excessive short-term traders in omnibus accounts ultimately depends on the capabilities and cooperation of these third-party financial firms. A financial intermediary or plan sponsor may impose different or additional limits on short-term trading.

4 FEES, ETC. AND TAXES

(1) Sales Charge

The sales charge in Japan shall be 3.15% (3.00% before consumption tax) of the amount obtained by deduction of the amount equivalent to 3.00% of the public offering price from such price (hereinafter referred to as the “Sales Price”). The public offering price means the amount calculated by dividing the net asset value by (1 - 0.0325) and rounded to three decimal places. Please refer to “Part II. Detailed Information Concerning the Fund, II. Procedures, etc., 1. Procedures for Sales of Shares, Etc.” hereof.

(2) Redemption Fee:

A deferred sales charge of 0.40% may apply to Class M shares purchased without an initial sales charge outside of Japan if redeemed within one year of purchase.

Deferred sales charges will be based on the lower of the shares’ cost and current NAV. Shares not subject to any charge will be redeemed first, followed by shares held longest. Investors may sell shares acquired by reinvestment of distributions without a sales charge at any time.

(3) Management Fee, etc.:

A. Management Fee

Under a Management Contract dated August 3, 2007, the Fund pays a quarterly fee to the Investment Management Company based on the average net assets of the Fund, as determined at the close of each business day during the quarter, at the annual rate of:

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0.57% of the first $500 million of average net assets;
0.475% of the next $500 million of average net assets;
0.4275% of the next $500 million of average net assets; and
0.38% of any excess over $1.5 billion of average net assets.

For the past three fiscal years, pursuant to the management contract, the Fund incurred the following fees:

			Amount
			management
			fee would
			have been
		Amount of	without
	Management	management	expense
Fiscal year	fee paid	fee waived	limitation

2007	$5,784,396	$144,017	$5,928,413
2006	$6,820,873	N/A	N/A
2005	$8,049,862	N/A	N/A

Expense limitation. In order to limit expenses, through September 30, 2008 the Investment Management Company has agreed to waive fees and reimburse expenses of the Fund to the extent necessary to ensure that the Fund pays total fund operating expenses at an annual rate that does not exceed the simple average of the expenses of all front-end load funds viewed by Lipper Inc. as having the same investment classification or objective as the Fund (expressed in each case as a percentage of average net assets). For these purposes, total fund operating expenses of both the Fund and the Lipper category average will be calculated without giving effect to 12b-1 fees or any expense offset and brokerage service arrangements that may reduce Fund expenses, the Lipper category average will be calculated by Lipper each calendar quarter in accordance with Lipper’s standard method for comparing Fund expenses based on expense information for the most recent fiscal year of each fund included in that category, and the expense limitation will be updated as of the first business day after Lipper publishes the category average (generally shortly after the end of each calendar quarter).

Fee waivers for investments in affiliated fund. The Fund invests a portion of its assets in Putnam Prime Money Market Fund. Each asset invested in Prime is charged a rate as low as 0.12% per annum and in any even, no greater then 0.20% per annum. Currently as of March 2008, it is limited to 0.12% per annum. In connection with such investment, management fees paid by the Fund are reduced by an amount equal to the management fee paid by Putnam Prime Money Market Fund with respect to assets invested by the Fund in Putnam Prime Money Market Fund. The following table shows management fees waived by the Investment Management Company in respect of such investments during the fiscal years indicated:

Amount of
management
Fiscal Year	fee waived

2007	$21,388
2006	$0
2005	$0

B. Custodian Fee and Charges of the Investor Servicing Agent

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Effective January 1, 2007, the Fund retained State Street Bank and Trust Company (“State Street”), located at 2 Avenue de Lafayette, Boston, Massachusetts 02111, as its custodian. Putnam Fiduciary Trust Company (“PFTC”), the Fund’s previous custodian, is managing the transfer of the Fund’s assets to State Street, and this transfer has been substantially completed. PFTC may employ one or more sub-custodians in fulfilling its remaining responsibilities. State Street is responsible for safeguarding and controlling the Fund’s cash and securities, handling the receipt and delivery of securities, collecting interest and dividends on the Fund’s investments, serving as the Fund’s foreign custody manager, providing reports on foreign securities depositaries, making payments covering the expenses of the Fund, and performing other administrative duties. State Street does not determine the investment policies of the Fund or decide which securities the Fund will buy or sell. State Street has a lien on the Fund’s assets to secure charges and advances made by it. The Fund may from time to time enter into brokerage arrangements that reduce or recapture fund expenses, including custody expenses. The Fund also has an offset arrangement that may reduce the Fund’s custody fee based on the amount of cash maintained by its custodian.

Putnam Investor Services, a division of PFTC, is the Fund’s Investor Servicing Agent (transfer, plan and dividend disbursing agent), for which it receives fees that are paid monthly by the Fund as an expense of all its shareholders. The fee paid to Putnam Investor Services is determined on the basis of the number of shareholder accounts in the Fund and the level of defined contribution plan assets in the Fund.

For the fiscal year ending on September 30, 2007, the Fund incurred $1,800,651 and $342,774, respectively, in fees and out-of-pocket expenses for investor servicing and custody services.

C. Fees under Class M Distribution Plan

The Class M distribution plan provides for payments by the Fund to Putnam Retail Management at the annual rate of up to 1.00% of average net assets attributable to Class M shares. The Trustees currently limit payments under the Class M plan to the annual rate of 0.50% of such assets. Because these fees are paid out of the Fund’s assets on an ongoing basis, they will increase the cost of investors’ investment.

Putnam Retail Management makes quarterly payments to MUS and other dealers at an annual rate of 0.40% of the average net asset value of Class M shares attributable to shareholders for whom MUS and other dealers are designated as the dealer of record.

Payments under the distribution plan are intended to compensate Putnam Retail Management for services provided and expenses incurred by it as principal underwriter of the Fund’s shares, including the payments to dealers mentioned above. Putnam Retail Management may suspend or modify such payments to dealers.

For the fiscal year ending September 30, 2007, the Fund paid 12b-1 fees under the distribution plan of $145,216 to Putnam Retail Management for Class M shares.

(4) Other Expenses:

The Fund pays all expenses not assumed by the Investment Management Company, including Trustees’ fees, auditing, legal, custodial, investor servicing and shareholder reporting expenses, and payments under its distribution plans (which are in turn allocated to the relevant class of shares). The Fund also reimburses the Investment Management Company for administrative services during fiscal 2007, including compensation and related expenses of certain Fund officers and contributions to the Putnam Investments Profit Sharing Retirement Plan for their benefit. The total reimbursement is determined annually by the Trustees and was $32,517 for

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fiscal 2007. The portion of the total reimbursement for compensation and contributions was $27,282.

Portfolio transactions and portfolio turnover rate. The Fund’s daily transactions on stock exchanges, commodities markets and futures markets involve costs that are reflected in the Fund’s total return but not in the Total Annual Fund Operating Expenses. For example, the Fund paid $147,684 in brokerage commissions during the last fiscal year, representing 0.01% of the Fund’s average net assets. Of this amount, no payments were made to brokers who also provided research services.

Because different types of funds use different trading procedures, investors should exercise caution in comparing brokerage commissions and combined cost ratios for different types of funds. For example, while brokerage commissions represent one component of the Fund’s transaction costs, they do not reflect any undisclosed amount of profit or “mark-up” included in the price paid by the Fund for principal transactions (transactions made directly with a dealer or other counterparty), including most fixed income securities and certain derivatives. In addition, brokerage commissions do not reflect other elements of transaction costs, including the extent to which the Fund’s purchase and sale transactions may change the market price for an investment (the “market impact”).

Another factor in transaction costs is the Fund’s portfolio turnover rate, which measures how frequently the Fund buys and sells investments. A portfolio turnover rate of 100%, for example, would mean that the Fund sold and replaced securities valued at 100% of the Fund’s assets within a one-year period. Funds with high turnover may be more likely to realize capital gains that must be distributed to shareholders as taxable income. High turnover may also cause a fund to pay more brokerage commissions and other transaction costs, which may detract from performance. The Fund’s portfolio turnover rate and the amount of brokerage commissions it pays will vary over time based on market conditions.

The fund’s portfolio turnover rate for the past five fiscal years compared with the average turnover rate for the Fund’s Lipper category

Turnover Comparison

	2007	2006	2005	2004	2003

Putnam U.S. Government Income Trust	253%	579%	782%	198%	332%

Lipper GNMA Funds Average*	244%	288%	315%	286%	383%

* Average portfolio turnover rate of funds viewed by Lipper Inc. as having the same investment classification or objective as the Fund. The Lipper category average portfolio turnover rate is calculated using the portfolio turnover rate for the fiscal year end of each fund in the Lipper category. Fiscal years may vary across funds in the Lipper category, which may limit the comparability of the Fund’s portfolio turnover rate to the Lipper average. Comparative data for the last fiscal year is based on information available as of December 31, 2007.

The Investment Management Company places all orders for purchases and sales of portfolio investments for the Fund through a substantial number of brokers and dealers. In selecting broker-dealers to execute the Fund’s portfolio transactions, the Investment Management Company uses its best efforts to obtain for the Fund the most favorable price and execution reasonably available under the circumstances, except to the extent it may be permitted to pay higher brokerage commissions. During fiscal 2005, 2006 and 2007, the Fund paid $44,938, $167,924 and $147,684 in brokerage commissions, respectively.

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The brokerage commissions for the Fund’s 2007 and 2006 fiscal years were higher than the brokerage commissions for the Fund’s 2005 fiscal year due to an increase in opportunistic trading and more volatile environment and an increase in the use of derivatives.

Portfolio holdings. For more specific information on the Fund’s portfolio, the investors may visit the Putnam Investments website, www.putnam.com/individual, where the Fund’s top 10 holdings and related portfolio information may be viewed monthly beginning approximately 15 days after the end of each month, and full portfolio holdings may be viewed beginning on the last business day of the month after the end of each calendar quarter. This information will remain available on the website until the Fund files a Form N-CSR or N-Q with the SEC for the period that includes the date of the information, after which such information can be found on the SEC’s website at http://www.sec.gov.

Trustee responsibilities and fees

The Trustees are responsible for generally overseeing the conduct of Fund business. Subject to such policies as the Trustees may determine, the Investment Management Company furnishes a continuing investment program for the Fund and makes investment decisions on its behalf. Subject to the control of the Trustees, the Investment Management Company also manages the Fund’s other affairs and business.

The table below shows the value of each Trustee’s holdings in the Fund and in all of the Putnam Funds as of December 31, 2007.

Aggregate dollar range of
	Dollar range of Putnam	shares held in all of the
Name of Trustee	U.S. Government Income	Putnam funds overseen by
	Trust shares owned	Trustee

Jameson A. Baxter	$10,001-$50,000	over $100,000

Charles B. Curtis	$50,001-$100,000	over $100,000

Robert J. Darretta	$1-$10,000	over $100,000

Myra R. Drucker	$1-$10,000	over $100,000

John A. Hill	over $100,000	over $100,000

Paul L. Joskow	$1-$10,000	over $100,000

Elizabeth T. Kennan	$1-$10,000	over $100,000

Kenneth R. Leibler	$1-$10,000	over $100,000

Robert E. Patterson	$10,001-$50,000	over $100,000

George Putnam, III	$50,001-$100,000	over $100,000

W. Thomas Stephens	$1-$10,000	over $100,000

Richard B. Worley	$1-$10,000	over $100,000

*Charles E. Haldeman, Jr.	$10,001-$50,000	over $100,000

* Trustee who is an "interested person" (as defined in the Investment Company Act of 1940) of the Fund, the Investment Management Company and/or Putnam Retail Management. Mr. Haldeman is the President of the Fund and each of the other Putnam funds and is President and Chief Executive Officer of Putnam Investments. None of the other Trustees is an "interested person."

Each independent Trustee of the Fund receives an annual retainer fee and additional fees for each Trustees meeting attended, for attendance at industry seminars and for certain compliance-related services. Independent Trustees who serve on board committees receive additional fees for attendance at certain committee meetings and for special services rendered in that connection. Independent Trustees also are reimbursed for costs incurred in connection with their services, including costs of travel, seminars and educational materials. All of the current

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31

independent Trustees of the Fund are Trustees of all the Putnam funds and receive fees for their services.

The Trustees periodically review their fees to ensure that such fees continue to be appropriate in light of their responsibilities as well as in relation to fees paid to trustees of other mutual fund complexes. The Board Policy and Nominating Committee, which consists solely of independent Trustees of the Fund, estimates that committee and Trustee meeting time, together with the appropriate preparation, requires the equivalent of at least three business days per Trustee meeting. The standing committees of the Board of Trustees, and the number of times each committee met during the Fund’s fiscal year, are shown in the table below:

Audit and Compliance Committee	11

Board Policy and Nominating Committee	13

Brokerage Committee	6

*Communications, Service and Marketing Committee	8

Contract Committee	19

Distributions Committee	11

Executive Committee	2

Investment Oversight Committees	35

**Investment Oversight Coordinating Committee	9

Pricing Committee	9

* Effective July 2007, certain responsibilities of the Marketing Committee and the Shareholder Communications and Relations Committee were assigned to a new committee, the Communications, Service and Marketing Committee. The number of meetings indicated for the Communications, Service and Marketing Committee includes the number of meetings held by the Marketing Committee and the Shareholder Communications and Relations Committee during the Fund's last fiscal year.

** Effective July 2007, certain responsibilities of the Investment Process Committee were assigned to a new committee, the Investment Oversight Coordinating Committee. The number of meetings indicated for the Investment Oversight Coordinating Committee includes the number of meetings held by the Investment Process Committee during the Fund's fiscal year.

The following table shows the year each Trustee was first elected a Trustee of the Putnam funds, the fees paid to each Trustee by the Fund for fiscal 2007, and the fees paid to each Trustee by all of the Putnam funds during calendar year 2007:

COMPENSATION TABLE

		Pension or	Estimated	Total
	Aggregate	retirement	annual	compensation
Trustees/Year	compensation	benefits	benefits from	from all
	from the Fund	accrued as	all Putnam	Putnam
		part of Fund	funds upon	funds(2)
		expenses	retirement(1)

Jameson A. Baxter/	$3,659	$1,346	$110,500	$305,000
1994(3)

Charles B. Curtis/	$3,620	$1,153	$113,900	$291,250
2001

Robert J. Darretta/	$1,150	N/A	N/A	$135,000
2007(5)

Myra R. Drucker/	$3,783	N/A	N/A	$307,500
2004(3)

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32

		Pension or	Estimated	Total
	Aggregate	retirement	annual	compensation
	compensation	benefits	benefits from	from all
Trustees/Year	from the Fund	accrued as	all Putnam	Putnam
		part of Fund	funds upon	funds(2)
		expenses	retirement(1)

Charles E. Haldeman,	$0	N/A	N/A	$0
Jr./2004

John A. Hill/	$4,635	$2,160	$161,700	$399,063
1985(3)(4)

Paul L. Joskow/	$3,659	$948	$113,400	$295,000
1997(3)

Elizabeth T. Kennan/	$3,709	$1,798	$108,000	$300,000
1992(3)

Kenneth R.	$3,501	N/A	N/A	$300,000
Leibler/2006

Robert E. Patterson/	$3,709	$1,208	$106,500	$300,000
1984

George Putnam, III/	$3,851	$1,083	$130,300	$307,500
1984(4)

W. Thomas Stephens/	$3,611	$1,180	$107,100	$290,000
1997

Richard B. Worley/	$3,609	N/A	N/A	$290,000
2004

(1) Estimated benefits for each Trustee are based on Trustee fee rates for calendar years 2003, 2004 and 2005.

(2) As of December 31, 2007, there were 102 funds in the Putnam family. For Mr. Hill, amounts shown also include compensation for service as Chairman of TH Lee, Putnam Emerging Opportunities Portfolio, a closed-end fund advised by an affiliate of the Investment Management Company.

(3) Certain Trustees are also owed compensation deferred pursuant to a Trustee Compensation Deferral Plan. As of September 30, 2007, the total amounts of deferred compensation payable by the Fund, including income earned on such amounts, to these Trustees were: Ms. Baxter - $16,155; Ms. Drucker - $2,915; Mr. Hill - $80,850; Dr. Joskow - $19,203; and Dr. Kennan - $2,908.

(4) Includes additional compensation to Messrs. Hill and Putnam for service as Chairman of the Trustees, and President (through May 31, 2007) of the Funds, respectively.

(5) Mr. Darretta was elected to the Board of Trustee of the Putnam funds on July 12, 2007.

Under a Retirement Plan for Trustees of the Putnam funds (the “Plan”), each Trustee who retires with at least five years of service as a Trustee of the funds is entitled to receive an annual retirement benefit equal to one-half of the average annual attendance and retainer fees paid to such Trustee for calendar years 2003, 2004 and 2005. This retirement benefit is payable during a Trustee’s lifetime, beginning the year following retirement, for the number of years of service through December 31, 2006. A death benefit, also available under the Plan, ensures that the Trustee and his or her beneficiaries will receive benefit payments for the lesser of an aggregate period of (i) ten years or (ii) such Trustee’s total years of service.

The Plan Administrator (currently the Board Policy and Nominating Committee) may terminate or amend the Plan at any time, but no termination or amendment will result in a reduction in the amount of benefits (i) currently being paid to a Trustee at the time of such termination or amendment, or (ii) to which a current Trustee would have been entitled had he or she retired

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33

immediately prior to such termination or amendment. The Trustees have terminated the Plan with respect to any Trustees first elected to the board after 2003.

For the fiscal year ending on September 30, 2007, the Fund paid $4,382,787 in total other expenses, including payments under its distribution plans, but excluding management fees, investor servicing agent expenses and custodian expenses.

(5) Tax Treatment of Shareholders in Japan:

The Fund qualifies as a "foreign bond investment trust to be publicly offered" under Japanese law and on that basis, the tax treatment of Shareholders in Japan shall be as follows:

A. The distributions to be made by the Fund will be treated as distributions made by a domestic bond investment trust making public offering of investment fund securities.

(a) The distributions to be made by the Fund to Japanese individual shareholders will be subject to separate taxation from other income (i.e. withholding of income tax at the rate of 15% and withholding of local taxes at the rate of 5% in Japan). In this case, no report concerning distributions will be filed with the Japanese tax authorities.

(b) The distributions to be made by the Fund to Japanese corporate shareholders will be subject to withholding of income tax at the rate of 15% and to withholding of local taxes at the rate of 5% in Japan. In certain cases, the Distributor or the Sales Handling Company will prepare a report concerning distributions and file such report with the Japanese tax authorities.

(c) In general, distributions from the Fund are subject to withholding of United States federal income tax at a reduced rate of 10% under the United States-Japan tax treaty. The amount withheld as U.S. federal income tax may be applied for foreign tax credit in Japan. Notwithstanding the above, distributions of certain properly designated “capital gain dividends,” “interest-related dividends,” and “short-term capital gain dividends” (as such terms are defined under the United States Internal Revenue Code of 1986, as amended) will generally not be subject to withholding of United States federal income tax. Furthermore, special tax rules may apply to distributions by the Fund of gain attributable to certain “U.S. real property interests. Shareholders should consult their own tax advisor to determine the suitability of shares of the Fund as an investment.

(d) The Japanese withholding tax imposed on distributions as referred to in (a) and (b) above will be collected by way of the so-called “difference collecting method.” In this method only the difference between the amount equivalent to 20% of the distributions before U.S. withholding tax and the amount of U.S. withholding tax withheld in the U.S. will be collected in Japan.

B. The provisions of Japanese tax laws giving the privilege of a certain deduction from taxable income to corporations, which may apply to dividends paid by a domestic corporation, shall not apply.

C. Capital gains and losses arising from purchase and repurchase of the Shares shall be treated in the same way as those arising from purchase and sale of a domestic investment trust.

D. The Fund qualifies as a publicly offered, foreign government and corporate bond fund under the tax law. There is a possibility that other treatment may be made due to judgment by the tax authority in the future. Also, the taxation treatment described above is subject to other changes of law or practice.

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34

E. To ensure compliance with requirements imposed by the United States Internal Revenue Service, you are hereby notified that the United States tax advice contained herein (i) is written in connection with the promotion or marketing by the Fund of the transactions or matters addressed herein, and (ii) is not intended or written to be used, and cannot be used by any taxpayer, for the purpose of avoiding United States tax penalties. Each taxpayer should seek advice based on the taxpayer’s particular circumstances from an independent tax advisor.

5 STATUS OF INVESTMENT FUND

(1) Diversification of Investment Portfolio

			(as of the end
			of January
			2008)

			Investment
		Total	Ratio
	Name of
Types of Assets	Country	U.S. Dollars	(%)

U.S. Government Agency
Mortgages Obligations	United States	939,018,550	68.57
U.S. Government Agency
Obligations	United States	26,101,899	1.91
Collateral Mortgage Obligations	United States	590,862,593	43.15
U.S. Treasury Obligations	United States	53,611,367	3.92
Asset-backed Securities	United States	6,214,423	0.45
Purchased Options	United States	158,119,618	11.55
Short-Term Investments	United States	138,480,897	10.11

Cash, Deposit and Other
Assets (After deduction of

liabilities)		(543,060,344)	-39.66

Total		1,369,349,003	100.00
(Net Asset Value)		[JPY 145,699 million]

Note: Investment Ratio is calculated by dividing each asset at its market value by the total net asset value of the Fund. The same applies hereinafter.

(2) Portfolio of Investments

A. Principal Holdings

(As of the end of December 31, 2007)

U.S. Dollar

							Acquisition Cost		Current Value
Invest- ment
	Name	Country	Type	Coupon	Maturity	Quantity					Ratio
				(%)	Date	(1,000)	Per		Per		(%)
							Issue	Total	Issue	Total

	Government National		U.S.
	Mortgage Association		Government
	Pass-Through		and Agency
	Certificates 5 1/2s, TBA,		Mortgage
1	January 1, 2035	USA	Obligations	5.5	2035	372,000	1.01	375,774,375	1.01	374,673,750	27.97%
	Federal National		U.S.
	Mortgage Association		Government
	Pass-Through		and Agency
	Certificates 5 1/2s, TBA,		Mortgage
2	January 1, 2038	USA	Obligations	5.5	2038	365,400	0.98	359,160,813	1.00	364,829,063	27.24%

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35

	Government National		U.S.
	Mortgage Association		Government
	Pass-Through		and Agency
	Certificates 6 1/2s,		Mortgage
3	August 20, 2037	USA	Obligations	6.5	2037	113,926	1.02	116,157,147	1.03	117,703,923	8.79%
	Government National		U.S.
	Mortgage Association		Government
	Pass-Through		and Agency
	Certificates 6 1/2s,		Mortgage
4	September 20, 2037	USA	Obligations	6.5	2037	93,429	1.02	95,719,530	1.03	96,527,509	7.21%
	Government National		U.S.
	Mortgage Association		Government
	Pass-Through		and Agency
	Certificates 6 1/2s, TBA,		Mortgage
5	January 1, 2037	USA	Obligations	6.5	2037	73,700	1.03	76,132,031	1.03	76,095,250	5.68%
	Federal National		U.S.
	Mortgage Association		Government
	Pass-Through		and Agency
	Certificates 6 1/2s, TBA,		Mortgage
6	January 1, 2038	USA	Obligations	6.5	2038	64,300	1.02	65,685,547	1.03	66,078,294	4.93%
	Fannie Mae FRB Ser.		Collateralized
	07-95, Class A2,		Mortgage
7	5.115s, 2036	USA	Obligations	5.115	2036	47,880	0.99	47,510,031	0.99	47,482,596	3.54%
	Government National		U.S.
	Mortgage Association		Government
	Pass-Through		and Agency
	Certificates 6 1/2s,		Mortgage
8	November 20, 2037	USA	Obligations	6.5	2037	35,265	1.03	36,191,800	1.03	36,434,155	2.72%
U.S. Treasury Notes 4
	1/4s, September 30,		U.S. Treasury
9	2012	USA	Obligations	4.25	2012	34,538	1.00	34,384,499	1.03	35,741,435	2.67%
	Fannie Mae FRB Ser.		Collateralized
	07-103, Class HB,		Mortgage
10	5.265s, 2037	USA	Obligations	5.265	2037	20,993	1.00	20,993,144	1.00	21,026,733	1.57%
	Fannie Mae FRB Ser.		Collateralized
	07-101, Class A2,		Mortgage
11	5.115s, 2036	USA	Obligations	5.115	2036	20,184	0.99	20,054,439	0.99	20,050,786	1.50%
	Government National		U.S.
	Mortgage Association		Government
	Pass-Through		and Agency
	Certificates 6 1/2s, July		Mortgage
12	20, 2037	USA	Obligations	6.5	2037	16,811	1.02	17,212,657	1.03	17,368,117	1.30%
	Fannie Mae FRB Ser.		Collateralized
	07-95, Class A1,		Mortgage
13	5.115s, 2036	USA	Obligations	5.115	2036	15,961	1.00	15,956,140	0.99	15,851,147	1.18%

	U.S. Treasury Notes 4s,		U.S. Treasury
14	February 15, 2014	USA	Obligations	4	2014	15,220	0.99	15,096,338	1.02	15,548,181	1.16%
U.S.
Government
	Freddie Mac 6 5/8s,		Agency
15	September 15, 2009	USA	Obligations	6.625	2009	14,600	1.04	15,209,788	1.05	15,313,385	1.14%
Option on an interest
rate swap with Lehman
Brothers Special
Financing, Inc. for the
right to receive a fixed
rate of 5.775% versus
the three month USD-
	LIBOR-BBA maturing		Purchased
16	July 1, 2018.	USA	Option	5.775	2008	167,338	0.02	3,681,436	0.09	14,407,802	1.08%
Collateralized
	Freddie Mac Ser. 242,		Mortgage
17	PO, zero %, 2036	USA	Obligations	zero	2036	17,923	0.80	14,311,279	0.80	14,355,731	1.07%
	Fannie Mae FRB Ser.		Collateralized
	07-95, Class A3,		Mortgage
18	5.115s, 2036	USA	Obligations	5.115	2036	13,271	0.96	12,710,552	0.96	12,783,954	0.95%
	Government National		U.S.
	Mortgage Association		Government
	Pass-Through		and Agency
	Certificates 6 1/2s,		Mortgage
19	January 15, 2037	USA	Obligations	6.5	2037	11,492	1.02	11,707,978	1.03	11,872,285	0.89%

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36

	Option on an interest
	rate swap with
	JPMorgan Chase Bank,
	N.A. for the right to
	receive a fixed rate of
	5.355% versus the
	three month USD-
	LIBOR-BBA maturing		Purchased
20	on November 12, 2019.	USA	Option	5.355	2009	213,467	0.04	8,005,013	0.05	11,546,430	0.86%
			Collateralized
	Fannie Mae Ser. 03-		Mortgage
21	W8, Class 2A, 7s, 2042	USA	Obligations	7	2042	10,195	1.05	10,726,312	1.07	10,865,839	0.81%
	Option on an interest
	rate swap with Merrill
	Lynch Capital Services,
	Inc. for the right to
	receive a fixed rate of
	5.35% versus the three
	month USD-LIBOR-
	BBA maturing on		Purchased
22	November 12, 2019.	USA	Option	5.35	2009	199,733	0.04	7,460,028	0.05	10,759,617	0.80%
	Option on an interest
	rate swap with
	Deutschbank for the
	right to receive a fixed
	rate of 5.385% versus
	the three month USD-
	LIBOR-BBA maturing		Purchased
23	April 16, 2019.	USA	Option	5.385	2009	174,122	0.03	4,862,357	0.06	9,984,155	0.75%
	Structured Adjustable
	Rate Mortgage Loan		Collateralized
	Trust FRB Ser. 07-8,		Mortgage
24	Class 1A2, 6 1/4s, 2037	USA	Obligations	6.25	2037	9,810	1.00	9,781,966	1.01	9,917,456	0.74%
	Government National		U.S.
	Mortgage Association		Government
	Pass-Through		and Agency
	Certificates 6 1/2s,		Mortgage
25	January 15, 2037	USA	Obligations	6.5	2037	9,253	1.02	9,426,059	1.03	9,558,343	0.71%
	Government National		U.S.
	Mortgage Association		Government
	Pass-Through		and Agency
	Certificates 6 1/2s,		Mortgage
26	January 15, 2037	USA	Obligations	6.5	2043	8,905	1.02	9,071,858	1.03	9,199,170	0.69%
	Option on an interest
	rate swap with Goldman
	Sachs International for
	the right to receive a
	fixed rate of 5.325%
	versus the three month
	USD-LIBOR-BBA		Purchased
27	maturing April 08, 2019.	USA	Option	5.325	2009	164,692	0.03	4,743,130	0.05	9,036,008	0.67%
	Option on an interest
	rate swap with
	JPMorgan Chase Bank,
	N.A. for the right to
	receive a fixed rate of
	5.315% versus the
	three month USD-
	LIBOR-BBA maturing		Purchased
28	on April 08, 2019.	USA	Option	5.315	2009	164,692	0.03	4,771,951	0.05	8,883,486	0.66%
	JPMorgan Chase
	Commercial Mortgage
	Securities Corp. Ser.		Collateralized
	07-LDPX, Class A3,		Mortgage
29	5.42s, 2049	USA	Obligations	5.42	2049	8,865	1.00	8,908,940	1.00	8,820,675	0.66%
	Government National		U.S.
	Mortgage Association		Government
	Pass-Through		and Agency
	Certificates 6 1/2s,		Mortgage
30	January 15, 2037	USA	Obligations	6.5	2037	8,019	1.02	8,169,572	1.03	8,284,222	0.62%

B. Investment Property

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37

Not applicable.

C. Other Principal Investments

Not applicable.

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38

(3) Results of Past Operations

A. Record of Changes in Net Assets (Class M Shares)

Record of changes in net assets at the end of the following fiscal years and at the end of each month within one year prior to the end of January 2008 is as follows:

	Total Net Asset Value		Net Asset Value per Share

	USD (thousands)	JPY (millions)	USD	JPY

4th Fiscal Year	163,076	17,351	13.25	1,410
(September 30, 1998)

5th Fiscal Year	133,362	14,190	12.55	1,335
(September 30, 1999)

6th Fiscal Year	95,090	10,118	12.52	1,332
(September 30, 2000)

7th Fiscal Year	144,285	15,352	13.08	1,392
(September 30, 2001)

8th Fiscal Year	171,974	18,298	13.20	1,404
(September 30, 2002)

9th Fiscal Year	73,355	7,805	13.18	1,402
(September 30, 2003)

10th Fiscal Year	50,649	5,389	13.23	1,408
(September 30, 2004)

11th Fiscal Year	39,845	4,240	13.13	1,397
(September 30, 2005)

12th Fiscal Year	31,087	3,308	13.02	1,385
(September 30, 2006)

13th Fiscal Year	27,563	2,933	13.16	1,400
(September 30, 2007)

2007 End of February	29,201	3,107	13.12	1,396
March	28,832	3,068	13.09	1,393
April	28,746	3,059	13.10	1,394
May	28,057	2,985	12.98	1,381
June	27,514	2,927	12.94	1,377
July	27,601	2,937	13.04	1,387
August	27,565	2,933	13.12	1,396
September	27,563	2,933	13.16	1,400
October	27,528	2,929	13.24	1,409
November	32,380	3,445	13.38	1,424
December	32,073	3,413	13.41	1,427
2008 End of January	32,365	3,444	13.57	1,444

Note: Net asset value per share as of the end of February, 2008 is $13.54 (JPY 1,441).

B. Record of Distributions Paid

Fiscal Year	Amount of Dividend paid per Share

	USD	JPY

4th Fiscal Year (10/1/97 - 9/30/98)	0.80	85

5th Fiscal Year (10/1/98 - 9/30/99)	0.77	82

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39

Fiscal Year	Amount of Dividend paid per Share

	USD	JPY

6th Fiscal Year (10/1/99 - 9/30/00)	0.76	81

7th Fiscal Year (10/1/00 – 9/30/01)	0.72	77

8th Fiscal Year (10/1/01 – 9/30/02)	0.66	70

9th Fiscal Year (10/1/02 – 9/30/03)	0.31	33

10th Fiscal Year (10/1/03 - 9/30/04)	0.29	31

11th Fiscal Year (10/1/04 - 9/30/05)	0.37	39

12th Fiscal Year (10/1/05 - 9/30/06)	0.50	53

13th Fiscal Year (10/1/06 – 9/30/07)	0.51	54

Note: Record of distribution paid during the period from January 1998 through February 2008 is as follows:

Year	Ex-dividend	Dividend ($)	NAV per	Ex-dividend	Dividend ($)	NAV per
	Date		Share ($)	Date		Share ($)

1998	Jan. 12	0.068	13.12	Jul. 10	0.066	13.03
	Feb. 10	0.067	13.03	Aug. 10	0.066	13.01
	Mar. 10	0.067	13.01	Sep. 11	0.066	13.10
	Apr. 13	0.066	12.99	Oct. 12	0.066	13.08
	May 11	0.066	12.97	Nov. 10	0.066	13.02
	Jun. 10	0.066	13.04	Dec. 10	0.066	13.08

1999	Jan. 11	0.066	13.01	Jul. 12	0.063	12.61
	Feb. 10	0.063	13.00	Aug. 10	0.063	12.23
	Mar. 10	0.063	12.87	Sep. 10	0.063	12.48
	Apr. 12	0.063	12.93	Oct. 11	0.064	12.45
	May 10	0.063	12.82	Nov. 10	0.063	12.50
	Jun. 10	0.063	12.56	Dec. 10	0.063	12.49

2000	Jan. 10	0.064	12.20	Jul. 10	0.064	12.37
	Feb. 10	0.063	12.08	Aug. 10	0.063	12.47
	Mar. 10	0.064	12.18	Sep. 11	0.063	12.44
	Apr. 10	0.063	12.37	Oct. 10	0.063	12.47
	May 10	0.063	12.11	Nov. 10	0.063	12.48
	Jun. 12	0.063	12.32	Dec. 8	0.064	12.66

2001	Jan. 10	0.063	12.79	Jul. 10	0.057	12.75
	Feb. 12	0.063	12.78	Aug. 10	0.057	12.88
	Mar. 12	0.064	12.79	Sep. 10	0.057	12.92
	Apr. 10	0.057	12.76	Oct. 10	0.057	13.01
	May 10	0.057	12.74	Nov. 12	0.057	13.04
	Jun. 11	0.057	12.75	Dec. 11	0.057	12.83

2002	Jan. 10	0.057	12.89	Jul. 10	0.051	13.07
	Feb. 11	0.057	12.97	Aug. 12	0.051	13.13
	Mar. 11	0.057	12.81	Sep. 10	0.052	13.13
	Apr. 10	0.057	12.86	Oct. 10	0.037	13.17
	May 10	0.051	12.95	Nov. 11	0.037	13.16
	Jun. 10	0.051	12.95	Dec. 10	0.037	13.15

2003	Jan. 10	0.030	13.18	Jul. 11	0.015	13.11
	Feb. 10	0.030	13.17	Aug. 12	0.015	13.00
	Mar. 10	0.024	13.20	Sep. 12	0.015	13.09

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40

Year	Ex-dividend	Dividend ($)	NAV per	Ex-dividend	Dividend ($)	NAV per
	Date		Share ($)	Date		Share ($)

	Apr. 10	0.024	13.14	Oct. 10	0.015	13.08
	May 12	0.024	13.13	Nov. 12	0.015	13.07
	Jun. 10	0.024	13.11	Dec. 12	0.015	13.16

2004	Jan. 9	0.025	13.23	Jul. 12	0.031	13.10
	Feb. 11	0.025	13.25	Aug. 12	0.031	13.17
	Mar. 12	0.025	13.29	Sep. 10	0.031	13.21
	Apr. 12	0.025	13.16	Oct. 12	0.031	13.23
	May 12	0.025	12.88	Nov. 12	0.031	13.22
	Jun. 14	0.025	12.84	Dec. 10	0.031	13.23

2005	Jan. 11	0.031	13.22	Jul. 12	0.031	13.19
	Feb. 11	0.031	13.26	Aug. 12	0.031	13.16
	Mar. 11	0.031	13.13	Sep. 12	0.031	13.20
	Apr. 12	0.031	13.18	Oct. 12	0.031	13.07
	May 12	0.031	13.22	Nov. 11	0.031	13.01
	Jun. 10	0.031	13.23	Dec. 9	0.031	13.01

2006	Jan. 11	0.031	13.11	Jul. 12	0.037	12.69
	Feb. 10	0.036	13.06	Aug. 11	0.040	12.84
	Mar. 10	0.036	13.02	Sep. 12	0.040	12.96
	Apr. 11	0.036	12.94	Oct. 12	0.040	12.94
	May 12	0.117	12.73	Nov. 10	0.040	13.05
	Jun. 12	0.037	12.81	Dec. 8	0.040	13.07

2007	Jan. 11	0.040	13.04	Jul. 16	0.044	12.92
	Feb. 9	0.044	13.00	Aug. 14	0.044	13.01
	Mar. 12	0.044	13.09	Sep. 14	0.044	13.13
	Apr. 12	0.044	13.03	Oct. 16	0.044	13.09
	May 11	0.044	13.04	Nov. 8	0.045	13.26
	Jun. 14	0.044	12.85	Dec. 14	0.044	13.31

2008	Jan. 15	0.044	13.50	Jul.
	Feb. 13	0.044	13.59	Aug.
	Mar.			Sep.
	Apr.			Oct.
	May			Nov.
	Jun.			Dec.

C. Record of Rate of Return

Fiscal Year	Rate of Return

4th Fiscal Year (10/1/97 - 9/30/98)	8.38

5th Fiscal Year (10/1/98 - 9/30/99)	0.56

6th Fiscal Year (10/1/99 - 9/30/00)	6.09

7th Fiscal Year (10/1/00 – 9/30/01)	10.56

8th Fiscal Year (10/1/01 – 9/30/02)	6.14

9th Fiscal Year (10/1/02 – 9/30/03)	2.25

10th Fiscal Year (10/1/03 – 9/30/04)	2.61

11th Fiscal Year (10/1/04 – 9/30/05)	2.08

12th Fiscal Year (10/1/05 – 9/30/06)	3.10

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13th Fiscal Year (10/1/06 – 9/30/07)	5.12

Note: Calculation of the yield on investment (including dividend) (the overall yield on investment):

“NAV at beginning of term” means the net asset value per unit calculated at the beginning of the yield calculation period.

“NAV at term end” means the net asset value per unit calculated at the end of the yield calculation period.

Calculation of cumulative increase ratio by distribution:

The amount shall be obtained by multiplying together all the amounts of such dividend as distributed during the yield calculation period divided by the net asset value per unit on the ex-dividend day of the relevant distribution plus 1.

II. SUMMARY OF INFORMATION CONCERNING FOREIGN INVESTMENT TRUST SECURITIES

1 Transfer of the Shares

The transfer agent for the registered share certificates is Putnam Investor Services (a division of Putnam Fiduciary Trust Company), P.O. Box 8383, Boston, MA 02266-8383, U. S. A.

The Japanese investors who entrust the custody of their shares to the Distributor or the Sales Handling Company shall have their shares transferred under the responsibility of such company, and the other investors shall make their own arrangements.

No fee is chargeable for the transfer of shares.

2 There are no annual shareholders’ meetings. A shareholder meeting at which the Board of Trustees will be elected will be held at least every five years beginning in 2004. Special shareholders’ meetings may be held from time to time as required by the Agreement and Declaration of Trust and the 1940 Act.

3 No special privilege is granted to Shareholders.

The acquisition of Shares by any person may be restricted.

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PART II DETAILED INFORMATION CONCERNING THE FUND

I. ADDITIONAL INFORMATION CONCERNING THE FUND

1 HISTORY OF THE FUND:

November 1, 1983:	Organization of the Fund as a Massachusetts business trust.
Adoption of the Agreement and Declaration of Trust.

January 10, 1992:	Adoption of the Amended and Restated Agreement and
Declaration of Trust.

November 12, 2007:	Acquisition of the assets of Putnam Limited Duration Government
Income Fund through a Merger

2 OUTLINE OF LAWS REGULATING THE FUND IN THE JURISDICTION WHERE ESTABLISHED

The Fund was created under, and is subject to, the laws of The Commonwealth of Massachusetts. The sale of the Fund’s shares is subject to, among other things, the Securities Act of 1933, as amended, and certain state securities laws. The Fund also attempts to qualify each year and elects to be taxed as a regulated investment company under the United States Internal Revenue Code of 1986, as amended.

The following is a broad outline of certain of the principal statutes regulating the operations of the Fund in the U.S.:

A. Massachusetts General Laws, Chapter 182 - Voluntary Associations and Certain Trusts

Chapter 182 provides in part as follows:

A copy of the declaration of trust must be filed with the Secretary of State of The Commonwealth of Massachusetts and with the Clerk of the City of Boston. Any amendment of the declaration of trust must be filed with the Secretary and the Clerk within thirty days after the adoption of such amendment.

A trust must annually file with the Secretary of State on or before June 1 a report providing the name of the trust, its address, number of shares outstanding and the names and addresses of its trustees.

Penalties may be assessed against the trust for failure to comply with certain of the provisions of Chapter 182.

B. Investment Company Act of 1940

The Investment Company Act of 1940, as amended (the “1940 Act”), in general, requires investment companies to register as such with the U.S. Securities and Exchange Commission (the “SEC”), and to comply with a number of substantive regulations of their operations. The 1940 Act requires an investment company, among other things, to provide periodic reports to its shareholders.

C. Securities Act of 1933

The Securities Act of 1933, as amended (the “1933 Act”), regulates many sales of securities. The 1933 Act, among other things, imposes various registration requirements

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upon sellers of securities and provides for various liabilities for failures to comply with its provisions or in respect of other specified matters.

D. Securities Exchange Act of 1934

The Securities Exchange Act of 1934, as amended (the “1934 Act”), regulates a variety of matters involving, among other things, the secondary trading of securities, periodic reporting by the issuers of securities, and certain of the activities of transfer agents and brokers and dealers.

E. The Internal Revenue Code

The Fund intends to qualify as a “regulated investment company” for federal income tax purposes and to meet all other requirements necessary for it to be relieved of federal taxes on income and gains it distributes to shareholders.

F. Other laws

The Fund is subject to the provisions of other laws, rules, and regulations applicable to the Fund or its operations, such as various state laws regarding the sale of the Fund’s shares.

3 OUTLINE OF THE SUPERVISORY AUTHORITIES

Among the regulatory authorities having jurisdiction over the Fund or certain of its operations are the SEC and state regulatory agencies or authorities.

A. The SEC has broad authority to oversee the application and enforcement of the federal securities laws, including the 1940 Act, the 1933 Act, and the 1934 Act, among others, to the Fund. The 1940 Act provides the SEC broad authority to inspect the records of investment companies, to exempt investment companies or certain practices from the provisions of the 1940 Act, and otherwise to enforce the provisions of the 1940 Act.

B. State authorities typically have broad authority to regulate the offering and sale of securities to their residents or within their jurisdictions and the activities of brokers, dealers, or other persons directly or indirectly engaged in related activities.

II PROCEDURES, ETC.

1 PROCEDURES FOR SALES OF SHARES, ETC.:

A. Sales in the United States

Investors residing in the U.S. can open a Fund account and purchase the Fund’s shares by contacting their financial representative or Putnam Investor Services at 1-800-225-1581 and obtaining a Putnam account application. The completed application, along with a check made payable to the Fund, must then be returned to Putnam Investor Services at the following address:

Putnam Investor Services
P.O. Box 8383
Boston, MA 02266-8383

Investors residing in the United States can open a Fund account with as little as $500. The minimum investment is waived if investors make regular investments weekly, semi-monthly, or monthly through automatic deductions from their bank checking or savings

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account. Although Putnam is currently waiving the minimum, it reserves the right to reject initial investments under the minimum in its discretion.

The Fund sells its shares at the offering price, which is the NAV plus any applicable sales charge. An investor’s financial representative or Putnam Investor Services generally must receive an investor’s completed buy order before the close of regular trading on the NYSE for an investor’s shares to be bought at that day’s offering price.

If investors participate in a retirement plan that offers the Fund, investors may consult their employer for information on how to purchase shares of the Fund through the plan, including any restrictions or limitations that may apply.

The Fund must obtain and verify information that identifies investors opening new accounts. If the Fund is unable to collect the required information, Putnam Investor Services may not be able to open the fund accounts of such investors. Investors must provide their full name, residential or business address, Social Security or tax identification number, and date of birth. Entities, such as trusts, estates, corporations and partnerships, must also provide other identifying information. Putnam Investor Services may share identifying information with third parties for the purpose of verification. If Putnam Investor Services cannot verify identifying information after opening the investor’s account, the Fund reserves the right to close such account.

Also, the Fund may periodically close to new purchases of Shares or refuse any order to buy Shares if the Fund determines that doing so would be in the best interests of the Fund and its shareholders.

Purchasing additional shares

Once an investor residing in the U.S. has an existing account, an investor can make additional investments at any time in any amount in the following ways:

Through a financial representative. The investor’s representative will be responsible for furnishing all necessary documents to Putnam Investor Services and may charge such investor for its services.

Through Putnam’s Systematic Investing Program. The investor can make regular investments weekly, semi-monthly or monthly through automatic deductions from such investor’s bank checking or savings account.

Via the Internet or phone. If investors have an existing Putnam fund account and have completed and returned an Electronic Investment Authorization Form, investors can buy additional shares online at www.putnam.com or by calling Putnam Investor Services at 1-800-225-1581.

By mail. Investors may also request a book of investment stubs for their accounts. Investors would complete an investment stub and write a check for the amount they wish to invest, payable to the Fund, then return the check and investment stub to Putnam Investor Services.

By wire transfer. Investors may buy Fund shares by bank wire transfer of same-day funds. They would call Putnam Investor Services at 1-800-225-1581 for wiring instructions. Any commercial bank can transfer same-day funds by wire. The Fund will normally accept wired funds for investment on the day received if they are received by the Fund's designated bank before the close of regular trading on the NYSE. The investor’s bank may charge such investor for wiring same-day funds. Although the

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Fund's designated bank does not currently charge an investor for receiving same-day funds, it reserves the right to charge for this service. An investor cannot buy shares for tax-qualified retirement plans by wire transfer.

Each share class of the Fund represents investments in the same portfolio of securities, but each class has its own sales charge and expense structure. Only Class M shares are offered in Japan. Here is a summary of Class M shares:

- Initial sales charge of up to 3.25% (sales charges will differ for shares purchased in Japan)

- Lower sales charges available for investments of $50,000 or more

- No deferred sales charge (except on certain redemptions of shares bought without an initial sales charge)

- Lower annual expenses, and higher dividends, than Class B or Class C shares (not offered in Japan) because of lower 12b-1 fees

- Higher annual expenses, and lower dividends, than Class A shares (not offered in Japan) because of higher 12b-1 fees

- No conversion to Class A shares, so future 12b-1 fees do not decline over time

- Orders for Class M shares of one or more Putnam funds, other than Class M shares sold to qualified employee-benefit plans, will be refused when the total value of the purchase, plus existing account balances that are eligible to be linked under a right of accumulation for purchases of Class M shares (as described below), is $1,000,000 or more. Investors considering cumulative purchases of $1,000,000 or more should consider whether Class A shares (not offered in Japan) would be more advantageous and consult their financial representative.

Initial sales charges for Class M shares

	Class M sales charge as a percentage of*:

Amount of purchase	Net amount
at offering price ($)	invested	Offering price**

Under 50,000	3.36%	3.25%

50,000 but under 100,000	2.30	2.25

100,000 but under 250,000	1.27	1.25

250,000 but under 500,000	1.01	1.00

500,000 but under 1,000,000	1.01	1.00

1,000,000 and above	None	None

* Because of rounding in the calculation of offering price and the number of shares purchased, actual sales charges investors pay may be more or less than these percentages.

** Offering price includes sales charge.

Reducing sales charge

The Fund offers two principal ways for investors to qualify for discounts on initial sales charges on Class M shares, often referred to as “breakpoint discounts”:

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Right of accumulation. Investors can add the amount of their current purchases of Class M shares of the Fund and other Putnam funds to the value of the investors’ existing accounts in the Fund and other Putnam funds. Individuals can also include purchases by, and accounts owned by, their spouse and minor children, including accounts established through different financial representatives. For their current purchases, investors will pay the initial sales charge applicable to the total value of the linked accounts and purchases, which may be lower than the sales charge otherwise applicable to each of the investor’s current purchases. Shares of Putnam money market funds, other than money market fund shares acquired by exchange from other Putnam funds, are not included for purposes of the right of accumulation.

To calculate the total value of an investor’s existing accounts and any linked accounts, the Fund will use the current maximum public offering price of those shares.

Statement of intention. A statement of intention is a document in which investors agree to make purchases of Class M shares in a specified amount within a period of 13 months. For each purchase investors make under the statement of intention, investors will pay the initial sales charge applicable to the total amount investors have agreed to purchase. While a statement of intention is not a binding obligation on investors, if investors do not purchase the full amount of shares within 13 months, the Fund will redeem shares from an investor’s account in an amount equal to the higher initial sales charge investors would have paid in the absence of the statement of intention.

Account types that may be linked with each other to obtain breakpoint discounts using the methods described above include:

- Individual accounts

- Joint accounts

- Accounts established as part of a retirement plan and IRA accounts (some restrictions may apply)

- Shares of Putnam funds owned through accounts in the name of an investor’s dealer or other financial intermediary (with documentation identifying beneficial ownership of shares)

- Accounts held as part of a Section 529 college savings plan managed by the Investment Management Company (some restrictions may apply)

In order to obtain a breakpoint discount, investors should inform their financial representative at the time investors purchase shares of the existence of other accounts or purchases that are eligible to be linked for the purpose of calculating the initial sales charge. The Fund or an investor’s financial representative may ask for records or other information about other shares held in an investor’s accounts and linked accounts, including accounts opened with a different financial representative. Restrictions may apply to certain accounts and transactions.

Distribution (12b-1) plans. The Fund’s 12b-1 plans provide for payments at annual rates (based on average net assets) of up to 1.00% on Class M shares. The Trustees currently limit payments on Class M shares to 0.50% of average net assets. For class M shares, the annual payment rate will equal the weighted average of (i) 0.40% on the net assets of Putnam Limited Duration Government Income Fund attributable to Class M shares existing on November 9, 2007; and (ii) 0.50% on all other net assets of the Fund

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attributable to class M shares. Because these fees are paid out of the Fund’s assets on an ongoing basis, they will increase the cost of an investor’s investment. The higher fees for Class M shares may cost investors more than paying the initial sales charge for Class A shares (not offered in Japan). Because Class M shares, unlike Class B shares (not offered in Japan), do not convert to Class A shares, Class M shares may cost investors more over time than Class B shares.

Payments to dealers. If investors purchase their shares through a dealer, their dealer generally receives payments from Putnam Retail Management representing some or all of the sales charges and distribution (12b-1) fees, if any.

Putnam Retail Management and its affiliates also pay additional compensation to selected dealers in recognition of their marketing support and/or program servicing (each of which is described in more detail below). These payments may create an incentive for a dealer firm or its representatives to recommend or offer shares of the Fund or other Putnam funds to its customers. These additional payments are made by Putnam Retail Management and its affiliates and do not increase the amount paid by investors or the Fund.

The additional payments to dealers by Putnam Retail Management and its affiliates are generally based on one or more of the following factors: average net assets of a fund attributable to that dealer, sales or net sales of a fund attributable to that dealer, or reimbursement of ticket charges (fees that a dealer firm charges its representatives for effecting transactions in Fund shares), or on the basis of a negotiated lump sum payment for services provided.

Marketing support payments, which are generally available to most dealers engaging in significant sales of Putnam fund shares, are not expected, with certain limited exceptions, to exceed 0.085% of the average assets of Putnam’s retail mutual funds attributable to that dealer on an annual basis. These payments are made for marketing support services provided by the dealers, including business planning assistance, educating dealer personnel about the Putnam funds and shareholder financial planning needs, placement on the dealer's preferred or recommended fund company list, and access to sales meetings, sales representatives and management representatives of the dealer.

Program servicing payments, which are paid in some instances to dealers in connection with investments in the Fund by retirement plans and other investment programs, are not expected, with certain limited exceptions, to exceed 0.20% of the total assets in the program on an annual basis. These payments are made for program services provided by the dealer, including participant recordkeeping, reporting, or transaction processing, as well as services rendered in connection with fund/investment selection and monitoring, employee enrollment and education, plan balance rollover or separation, or other similar services.

Other payments. Putnam Retail Management and its affiliates may make other payments (including payments in connection with educational seminars or conferences) or allow other promotional incentives to dealers to the extent permitted by SEC and U.S. National Association of Securities Dealers (“NASD”) rules and by other applicable laws and regulations. Certain dealers also receive additional payments from the Fund’s transfer agent in recognition of subaccounting or other services they provide to shareholders or plan participants who invest in the Fund or other Putnam funds through their retirement plan. These payments are not expected, with certain exceptions for affiliated and

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unaffiliated entities, to exceed 0.13% of the total assets of such shareholders or plan participants in the Fund or other Putnam funds on an annual basis.

Dealers may charge investors fees or commissions in addition to those disclosed in this prospectus. Investors can also ask their dealer about any payments it receives from Putnam Retail Management and its affiliates and any services their dealer provides, as well as about fees and/or commissions it charges.

An investor may be eligible to buy class M shares at reduced sales charges. For fiscal 2005, 2006 and 2007, Putnam Retail Management received $30,660, $301 and $36,686, respectively, in sales charges for Class M shares, of which it retained $2,720, $1,843 and $3,351, respectively after dealer concessions.

B. Sales in Japan

In Japan, Shares of the Fund are offered on any Fund Business Day and any business day of the Distributor in Japan during the Subscription Period mentioned in “(7) Period of Subscription, Part I. Information Concerning Securities” of a securities registration statement pursuant to the terms set forth in “Part I. Information Concerning Securities” of the relevant securities registration statement. The Distributor or the Sales Handling Company shall provide to the investors an Agreement Concerning a Foreign Securities Transactions Account and other agreements (the “Account Agreement”) and receive from such investors an application for requesting the opening of a transactions account under the Account Agreement. Purchases may be made in the minimum investment amount of 100 shares and in integral multiples of 100 shares.

The issue price for Shares shall be, in principal, the net asset value per Share next calculated on the day on which the Fund receives such application. The Trade Day in Japan is the day when the Distributor confirms the execution of the order (ordinarily the business day in Japan next following the placement of orders), and payment and delivery shall be made on the fourth Business Day after and including the Trade Day. The sales charge in Japan shall be 3.15% (3.00% before consumption tax) of the amount obtained by deduction of the amount equivalent to 3.00% of the public offering price from such price (hereinafter referred to as the “Sales Price”). Any amount, which is over the net asset value, of the Sales Price shall be retained by Putnam Retail Management, principal underwriter of the Fund. The public offering price means the amount calculated by dividing the net asset value by (1 - 0.0325) and rounded to three decimal places.

Payment of purchase price shall be made in yen in principal and the applicable exchange rate shall be the exchange rate which shall be based on the foreign exchange rate quoted in the Tokyo Foreign Exchange Market on the Trade Day and which shall be determined by such Distributor or Sales Handling Company. The payment may be made in dollars to the extent that the Distributor or the Sales Handling Company can agree.

In addition, the Distributor or the Sales Handling Company in Japan who are members of the Japan Securities Dealers’ Association cannot continue sales of the Shares in Japan when the net assets of the Fund are less than JPY100,000,000 or the Shares otherwise cease to comply with the “Standards of Selection of Foreign Investment Fund Securities” contained in the “Regulations Concerning the Transactions of Foreign Securities” established by the Association.

2 PROCEDURES FOR REPURCHASE OF SHARES, ETC.:

A. Repurchase or exchange in the United States

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Investors residing in the U.S. can sell their shares back to the Fund or exchange them for shares of the same class of another Putnam fund any day the NYSE is open, either through the their financial representative or directly to the Fund. Payment for redemption may be delayed until the Fund collects the purchase price of shares, which may be up to 10 calendar days after the purchase date.

Selling or exchanging shares through an investor’s financial representative. An investor’s representative must receive the investor’s request in proper form before the close of regular trading on the NYSE for them to receive that day’s NAV, less any applicable deferred sales charge and short-term trading fee. An investor’s representative will be responsible for furnishing all necessary documents to Putnam Investor Services on a timely basis and may charge investors for his or her services.

Selling or exchanging shares directly with the Fund. Putnam Investor Services must receive investors’ requests in proper form before the close of regular trading on the NYSE in order to receive that day’s NAV, less any applicable sales charge and short-term trading fee.

By mail. Investors may send a letter of instruction signed by all registered owners or their legal representatives to Putnam Investor Services. If investors have certificates for the shares they want to sell or exchange, investors must return them unendorsed with their letter of instruction.

By telephone. Investors may use Putnam’s telephone redemption privilege to redeem shares valued at less than $100,000 unless investors have notified Putnam Investor Services of an address change within the preceding 15 days, in which case other requirements may apply. Unless investors indicate otherwise on the account application, Putnam Investor Services will be authorized to accept redemption instructions received by telephone. A telephone exchange privilege is currently available for amounts up to $500,000. Sale or exchange of shares by telephone is not permitted if there are certificates for the investor’s shares. The telephone redemption and exchange privileges may be modified or terminated without notice.

Via the Internet. Investors may also exchange shares via the Internet at www.putnam.com.

Shares held through an investor’s employer's retirement plan. For information on how to sell shares of the Fund that were purchased through an investor’s employer's retirement plan, including any restrictions and charges that the plan may impose, investors are asked to please consult their employer.

Selling shares by check. If investors would like to use the Fund’s check-writing service, they would mark the proper box on the application or authorization form and complete the signature card (and, if applicable, the resolution). The Fund will send investors checks when it receives these properly completed documents. Investors can then make the checks payable to the order of anyone. The Fund will redeem a sufficient number of full and fractional shares in an investor’s account at the next NAV that is calculated after the check is accepted to cover the amount of the check and any applicable deferred sales charge and short-term trading fee. The minimum redemption amount per check is $250. Currently, Putnam is waiving this minimum.

The use of checks is subject to the rules of the Fund’s designated bank for its checking accounts. If investors do not have a sufficient number of shares in their account to cover

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the amount of the check and any applicable deferred sales charge and short-term trading fee, the check will be returned and no shares will be redeemed. Because it is not possible to determine an investor’s account’s value in advance, investors should not write a check for the entire value of their account or try to close their account by writing a check. The Fund may change or end check-writing privileges at any time without notice. The check-writing service is not available for tax-qualified retirement plans, or if there are certificates for investors’ shares.

Additional requirements. In certain situations, for example, if investors sell shares with a value of $100,000 or more, the signatures of all registered owners or their legal representatives must be guaranteed by a bank, broker-dealer or certain other financial institutions. In addition, Putnam Investor Services usually requires additional documents for the sale of shares by a corporation, partnership, agent or fiduciary, or a surviving joint owner. For more information concerning Putnam’s signature guarantee and documentation requirements, investors are asked to contact Putnam Investor Services.

The fund also reserves the right to revise or terminate the exchange privilege, limit the amount or number of exchanges or reject any exchange. The fund into which an investor would like to exchange may also reject its exchange. These actions may apply to all shareholders or only to those shareholders whose exchanges the Investment Management Company determines are likely to have a negative effect on the Fund or other Putnam funds.

A deferred sales charge of 0.40% may apply to class M shares purchased without a sales charge for certain rollover IRA accounts if redeemed within one year of purchase.

Deferred sales charges will be based on the lower of the shares’ cost and current NAV. Shares not subject to any charge will be redeemed first, followed by shares held longest. Investors may sell shares acquired by reinvestment of distributions without a charge at any time.

Payment information. The Fund generally sends investors payment for their shares the business day after their request is received. Under unusual circumstances, the Fund may suspend redemptions, or postpone payment for more than seven days, as permitted by U.S. federal securities laws. Investors will not receive interest on uncashed redemption checks.

Redemption by the Fund. If an investor owns fewer shares than the minimum set by the Trustees (presently 20 shares), the Fund may redeem the investor’s shares without the investor’s permission and send the investor the proceeds. To the extent permitted by applicable law, the Fund may also redeem shares if an investor owns more than a maximum amount set by the Trustees. There is presently no maximum, but the Trustees could set a maximum that would apply to both present and future shareholders.

B. Repurchase in Japan

Shareholders in Japan may at any time request repurchase of their Shares without a contingent deferred sales charge. Repurchase requests in Japan may be made to Investor Servicing Agent through the Distributor or the Sales Handling Company on a Fund Business Day that is a business day of the Distributor in Japan. The repurchase shall be made in integral multiples of 1 share.

The price a shareholder in Japan will receive is the next net asset value calculated after the Fund receives the repurchase request from the Distributor, provided the request is

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received before the close of regular trading on the New York Stock Exchange. The payment of the price shall be made in yen through the Distributor or the Sales Handling Company pursuant to the Account Agreement or, if the Distributor or the Sales Handling Company agree, in dollars. The payment for repurchase proceeds shall be made on the fourth business day of securities companies in Japan after and including the Trade Day.

C. Suspension of Repurchase:

The Fund may suspend shareholders’ right of redemption, or postpone payment for more than seven days, if the New York Stock Exchange is closed for other than customary weekends or holidays, or if permitted by the rules of the U.S. Securities and Exchange Commission during periods when trading on the NYSE is restricted or during any emergency which makes it impracticable for the Fund to dispose of its securities or to determine fairly the value of its net assets, or during any other period permitted by order of the U.S. Securities and Exchange Commission for protection of investors.

III. MANAGEMENT AND ADMINISTRATION

1 OUTLINE OF MANAGEMENT OF ASSETS, ETC.:

(1) Valuation of Assets:

The price of the Fund’s shares is based on its NAV. The NAV per share of each class equals the total value of its assets, less its liabilities, divided by the number of its outstanding shares. Shares are only valued as of the close of regular trading on the NYSE each day the exchange is open.

The Fund values its investments for which market quotations are readily available at market value. It values all other investments and assets at their fair value. Market quotations are not considered to be readily available for many debt securities. These securities are generally valued at fair value on the basis of valuations provided by an independent pricing service approved by the Fund’s Trustees or dealers selected by the Investment Management Company. Such services or dealers determine valuations for normal institutional-size trading units of such securities using information with respect to transactions in the bond being valued, market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities. The fair value determined for an investment may differ from recent market prices for the investment.

(2) Custody of Shares:

Share certificates shall be held by Shareholders at their own risk.

The custody of the Share certificates (if issued) representing Shares sold to Japanese Shareholders shall, unless otherwise instructed by the Shareholder, be held, in the name of the custodian, by the custodian of MUS.

(3) Duration of Trust:

Unless terminated, the Fund shall continue without limitation of time.

(4) Accounting Year:

The accounts of the Fund will be closed each year on September 30.

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(5) Miscellaneous:

A. Liquidation:

The Fund may be terminated at any time by vote of Shareholders holding at least 66 2/3% of the Shares entitled to vote or by the Trustees of the Fund by written notice to the Shareholders.

B. Procedures Relating to the Changes to the Deed and the Amendments to the Agreements with the Related Companies, etc.

(a) Agreement and Declaration of Trust:

Originals or copies of the Agreement and Declaration of Trust, as amended, are on file in the United States with the Secretary of The Commonwealth of Massachusetts and with the Clerk of the City of Boston.

The Agreement and Declaration of Trust may be amended at any time by an instrument in writing signed by a majority of the Trustees then in office when authorized to do so by vote of Shareholders holding a majority of the Shares entitled to vote, except that an amendment which shall affect the holders of one or more series or classes of Shares but not the holders of all outstanding series and classes shall be authorized by vote of the Shareholders holding a majority of the Shares entitled to vote of each series and class affected and no vote of Shareholders of a series or class not affected shall be required. Amendments having the purpose of changing the name of the Fund or of supplying any omission, curing any ambiguity or curing, correcting or supplementing any defective or inconsistent provision contained herein shall not require authorization by Shareholder vote.

In Japan, material changes in the Agreement and Declaration of Trust shall be published and sent to the Japanese Shareholders.

(b) Bylaws

The bylaws may be amended or repealed, in whole or in part, by a majority of the Trustees then in office at any meeting of the Trustees, or by one or more writings signed by such a majority.

(c) Management Contract

The Management Contract shall automatically terminate, without the payment of any penalty, in the event of its assignment; and the Management Contract shall not be amended unless such amendment be approved at a meeting by the affirmative vote of a majority of the outstanding shares of the Fund, and by the vote, cast in person at a meeting called for the purpose of voting on such approval, of a majority of the Trustees of the Fund who are not interested persons of the Fund or of the Investment Management Company.

(d) Master Custodian Agreement

The Master Custodian Agreement with State Street Bank and Trust Company may be modified or amended from time to time by mutual written agreement of the parties thereto. It shall continue in full force and effect for an initial term of four (4) years from the date of execution, and shall automatically renew for additional consecutive three (3) year terms, unless either party gives one

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53

hundred eighty (180) days’ prior written notice to the other of its intent not to renew. If such agreement is terminated, the Custodian shall, at reasonable request of the Fund, and subject to the consent of the Custodian, continue to provide services thereunder for a period not exceeding ninety (90) days from the termination date.

(e) Amended and Restated Investor Servicing Agreement

The Amended and Restated Investor Servicing Agreement shall continue indefinitely until terminated by not less than ninety (90) days prior written notice given by the Fund to the Investor Servicing Agent, or by not less than six months prior written notice given by the Investor Servicing Agent to the Fund.

(f) Distributor’s Contract

The Distributor’s Contract shall automatically terminate, without the payment of any penalty, in the event of its assignment. The Distributor’s Contract may be amended only if such amendment be approved either by action of the Trustees of the Fund or at a meeting of the shareholders of the Fund by the affirmative vote of a majority of the outstanding shares of the Fund, and by a majority of the Trustees of the Fund who are not interested persons of the Fund or of Putnam by vote cast in person at a meeting called for the purpose of voting on such approval.

The Distributor’s Contract shall remain in full force and effect continuously (unless terminated automatically as set forth above or terminated in accordance with the following paragraph) through June 30, 2008, and will continue in effect from year to year thereafter so long as its continuance is approved at least annually by (i) the Trustees, or the shareholders by the affirmative vote of a majority of the outstanding shares of the respective Fund, and (ii) a majority of the Trustees who are not interested persons of the Fund or of Putnam, by vote cast in person at a meeting called for the purpose of voting on such approval.

Either party may at any time terminate the Distributor’s Contract by not less than 60 days’ written notice delivered or mailed by registered mail, postage prepaid, to the other party. Action may be taken either (i) by vote of a majority of the Trustees or (ii) by the affirmative vote of a majority of the outstanding shares of the Fund.

Termination of the Distributor’s Contract pursuant to the above will be without the payment of any penalty.

(g) Agent Financial Instruments Company Agreement

The Agent Financial Instruments Company Agreement shall be effective until terminated upon notice, thirty (30) days prior to the termination date, in writing to the other party thereto, to the addresses listed therein, subject to the appointment of a successor agent financial instruments company for the Fund in Japan insofar as such appointment is required in Japan.

(h) Japan Dealer Sales Contract

Either party thereto may terminate the Japan Dealer Sales Contract, without cause, upon 30 days’ written notice to the other party. Either party thereto may also terminate the Japan Dealer Sales Contract for cause upon the violation by

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54

the other party of any of the provisions thereof, such termination to become effective on the date such notice of termination is mailed to the other party.

C. Issue of Warrants, Subscription Rights, etc.:

The Fund may not grant privileges to purchase shares of the Fund to shareholders or investors by issuing warrants, subscription rights or options, or other similar rights.

D. How Performance Is Shown:

Fund advertisements may, from time to time, include performance information. “Yield” is calculated by dividing the annualized net investment income per share during a recent 30-day period by the maximum public offering price per share on the last day of that period.

For purposes of calculating yield, net investment income is calculated in accordance with SEC regulations and may differ from net investment income as determined for tax purposes. SEC regulations require that net investment income be calculated on a “yield-to-maturity” basis, which has the effect of amortizing any premiums or discounts in the current market value of fixed-income securities. The current dividend rate is based on net investment income as determined for tax purposes, which may not reflect amortization in the same manner.

Yield is based on the price of the shares, including the maximum initial sales charge.

“Total return” for the one-, five- and ten-year periods (or for the life of the Fund, if shorter) through the most recent calendar quarter represents the average annual compounded rate of return on an investment of $1,000 in the Fund invested at the maximum public offering price. Total return may also be presented for other periods or based on investment at reduced sales charge levels. Any quotation of investment performance not reflecting the maximum initial sales charge or contingent deferred sales charge would be reduced if the sales charge were used. For the one-year, three-year, five-year and ten-year periods ended September 30, 2007, the average annual total return for Class M shares of the Fund was 1.69%, 2.30%, 2.35% and 4.30%, respectively. Returns for Class M shares reflect the deduction of the current maximum initial sales charge of 3.25% (in Japan, 3.40% (3.25% before consumption tax)) for Class M shares. A deferred sales charge of up to 0.40% on Class M shares may be imposed on certain redemptions of shares bought without an initial sales charge. The 30-day SEC yield (without expense limitation) for the Class M shares of the Fund for the period ended September 30, 2007 was 4.83% .

All data are based on past investment results and do not predict future performance. Investment performance, which will vary, is based on many factors, including market conditions, portfolio composition, Fund operating expenses and the class of shares the investor purchases. Investment performance also often reflects the risks associated with the Fund’s investment objective and policies. These factors should be considered when comparing the Fund’s investment results with those of other mutual funds and other investment vehicles.

Quotations of investment performance for any period when an expense limitation was in effect will be greater than if the limitation had not been in effect. Fund performance may be compared to that of various indexes.

Regulatory matters and litigation.

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55

In late 2003 and 2004, the Investment Management Company settled charges brought by the SEC and the Massachusetts Securities Division in connection with excessive short-term trading in Putnam funds. Payments from the Investment Management Company will be distributed to certain open-end Putnam funds and their shareholders. These allegations and related matters have served as the general basis for certain lawsuits, including purported class action lawsuits against the Investment Management Company and, in a limited number of cases, some Putnam funds. The Investment Management Company believes that these lawsuits will have no material adverse effect on the funds or on the Investment Management Company’s ability to provide investment management services. In addition, the Investment Management Company has agreed to bear any costs incurred by the Putnam funds as a result of these matters.

The Investment Management Company and Putnam Retail Management are named as defendants in a civil suit in which the plaintiffs allege that the management and distribution fees paid by certain Putnam funds were excessive and seek recovery under the 1940 Act. The Investment Management Company and Putnam Retail Management have contested the plaintiffs’ claims and the matter is currently pending in the U.S. District Court for the District of Massachusetts. Based on currently available information, the Investment Management Company believes that this action is without merit and that it is unlikely to have a material effect on the Investment Management Company’s and Putnam Retail Management’s ability to provide services to their clients, including the Fund.

2 Outline of Disclosure System :

(1) Disclosure in U.S.A.:

A. Disclosure to shareholders

In accordance with the Investment Company Act of 1940, the Fund is required to send to its shareholders annual and semi-annual reports containing financial information.

B. Disclosure to the SEC

The Fund has filed a registration statement with the SEC on Form N-1A; the Fund updates that registration statement periodically in accordance with the Investment Company Act of 1940.

(2) Disclosure in Japan:

A. Disclosure to the Supervisory Authority:

(a) Disclosure Required under the Financial Instruments and Exchange Law

When the Fund intends to offer the Shares amounting to more than a certain specific amount in yen in Japan, it shall submit to the Director of Kanto Local Finance Bureau securities registration statements together with the copies of the Agreement and Declaration of the Fund and the agreements with major related companies as attachments thereto. The said documents are made available for public inspection for investors and any other persons who desire at Kanto Local Finance Bureau of the Ministry of Finance or on the Electronic Disclosure for Investors’ NETwork under the Financial Instruments and Exchange Law (“EDINET”).

The Distributor or the Sales Handling Company of the Shares shall deliver to the investors prospectuses, the contents of which are substantially identical to Part I and Part II of the securities registration statements (the “Delivery Prospectus”). They shall

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also deliver to the investors prospectuses, the contents of which are substantially identical to Part III of the securities registration statements upon the request of the investors (the “Requested Prospectus”). For the purpose of disclosure of the financial conditions, etc., the Trustees shall submit to the Director of Kanto Local Finance Bureau of the Ministry of Finance securities reports within 6 months of the end of each fiscal year, semi-annual reports within 3 months of the end of each semi-annual period and extraordinary reports from time to time when changes occur as to material subjects of the Fund. These documents are available for public inspection for the investors and any other persons who desire at the Kanto Local Finance Bureau of the Ministry of Finance or on EDINET.

(b) Notifications, etc. under the Law Concerning Investment Trusts and Investment Companies

If the Investment Management Company conducts the business of offering for subscription of shares of the Fund, it must file in advance certain information relating to the Fund with the Commissioner of Financial Services Agency under the Law Concerning Investment Trusts and Investment Companies (the Law No. 198, 1951) (hereinafter referred to as the “Investment Trusts Law”). In addition, if the Investment Management Company intends any amendment to Declaration of Trust of the Fund, or if it intends a merger of the fund with other trust(s), it must file in advance such amendment or merger and the details thereof with the Commissioner of Financial Services Agency. Further, the Investment Management Company must prepare the Management Report on the described matters concerning the assets of the Fund under the Investment Trusts Law immediately after the end of each calculation period of the Fund and must file such Report with the Commissioner of Financial Services Agency.

B. Disclosure to Japanese Shareholders:

If the Trustees intend to make any amendment to the Agreement and Declaration of Trust of the Fund, the substance of which is important, or if they intend to merge the Fund with other trust(s), they must notify the Japanese Shareholders known to the Fund of the contents of and reasons, etc. for such change or merger in writing no later than 2 weeks prior to such change or merger.

The Japanese Shareholders will be notified of the material facts which would change their position through the Distributor or the Sales Handling Company.

The above described Management Report on the Fund will be sent to the shareholders known in Japan.

3 INFORMATION CONCERNING THE RIGHTS OF SHAREHOLDERS, ETC.

(1) Rights of Shareholders, etc.:

Shareholders must register their shares in their own name in order to exercise directly their rights as Shareholders. Therefore, the Shareholders in Japan who entrust the custody of their Shares to the Distributor or the Sales Handling Company cannot exercise directly their Shareholder rights because their Shares are registered in the name of the custodian. Shareholders in Japan may have the Distributor or the Sales Handling Company exercise their rights on their behalf in accordance with the Account Agreement with the Distributor or the Sales Handling Company.

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57

Shareholders in Japan who do not entrust the custody of their Shares to the Distributor or the Sales Handling Company may exercise their rights in accordance with their own arrangement under their own responsibility.

The major rights enjoyed by Shareholders are as follows:

(a) Voting rights

Each share has one vote, with fractional shares voting proportionally. Shares of each class will vote together as a single class except when otherwise required by law or as determined by the Trustees. Shares are freely transferable, are entitled to dividends as declared by the Trustees, and, if the Fund were liquidated, would receive the net assets of the Fund.

The Fund may suspend the sale of shares at any time and may refuse any order to purchase shares. Although the Fund is not required to hold annual meetings of its shareholders, shareholders holding at least 10% of the outstanding shares entitled to vote have the right to call a meeting to elect or remove Trustees, or to take other actions as provided in the Agreement and Declaration of Trust.

(b) Repurchase rights

Shareholders are entitled to request repurchase of Shares at their net asset value at any time.

(c) Rights to receive dividends

Shareholders are entitled to receive any distribution from net investment income monthly and any net realized capital gains at least annually. Distributions from capital gains are made after applying any available capital loss carryovers.

Shareholders generally three distribution options, though investors in Japan may only choose the last alternative.

Shareholders may choose to reinvest distributions, capital gains or both in additional shares of the Fund or other Putnam funds, or they may receive them in cash in the form of a check or an electronic deposit to a bank account. Investors in Japan must receive all distributions in cash.

(d) Right to receive distributions upon dissolution

Shareholders of the Fund are entitled to receive distributions upon dissolution in proportion to the number of shares then held by them, except as otherwise required.

(e) Right to inspect accounting books and the like

Shareholders are entitled to inspect the Agreement and Declaration of Trust in the offices of the Secretary of The Commonwealth of Massachusetts, the accounting books at the discretion of the Court and the minutes of any shareholders’ meetings.

(f) Right to transfer shares

Shares are transferable without restriction except as limited by applicable law.

(g) Rights with respect to the U.S. registration statement

If, under the 1933 Act, there is, at the time it became effective, any material false or misleading statement in the U.S. registration statement, or any omission of any material

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statement required to be stated therein or necessary to cause the statements made therein, in light of the circumstances, to be not misleading, shareholders are generally entitled to institute a lawsuit, against the person who had signed the relevant Registration Statement, the trustees of the issuer (or any person placed in the same position), any person involved in preparing such Statement or any underwriter of the relevant shares.

(2) Foreign Exchange Control in U.S.A.:

In U.S.A., there are no foreign exchange control restrictions on remittance of dividends, repurchase money, etc. of the Shares to Japanese Shareholders.

(3) Agent in Japan:

Gaikokuho Kyodo-Jigyo Horitsu Jimusho Linklaters
Meiji Yasuda Building
1-1, Marunouchi 2-chome
Chiyoda-ku, Tokyo 100-0005 Japan

The foregoing law firm is the true and lawful agent of the Fund to represent and act for the Fund in Japan for the purpose of;

(a) the receipt of any and all communications, claims, actions, proceedings and processes as to matters involving problems under the laws and the rules and regulations of the JSDA and

(b) representation in and out of court in connection with any and all disputes, controversies or differences regarding the transactions relating to the public offering, sale and repurchase in Japan of the Shares of the Fund.

The agent for the registration with the Director-General of Kanto Local Finance Bureau of the Ministry of Finance of the initial public offering concerned as well as for the continuous disclosure is the following person:

Akihiro Wani
Attorney-at-law
Gaikokuho Kyodo-Jigyo Horitsu Jimusho Linklaters
Meiji Yasuda Building
1-1, Marunouchi 2-chome
Chiyoda-ku, Tokyo 100-0005 Japan

(4) Jurisdiction:

Limited only to litigation brought by Japanese investors regarding transactions relating to (3)(b) above, the Fund has agreed that the following court has jurisdiction over such litigation and the Japanese law is applicable thereto:

Tokyo District Court
1-4, Kasumigaseki 1-chome
Chiyoda-ku, Tokyo

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IV. FINANCIAL CONDITIONS OF THE FUND

1 FINANCIAL STATEMENTS

Financial highlights (For a common share outstanding throughout the period)

											RATIOS AND
INVESTMENT										SUPPLEMENTAL
OPERATIONS:					LESS DISTRIBUTIONS:						DATA:

												Ratio of
												net
											Ratio of	investment
			Net					Net	Total	Net	expenses	income
			realized and					asset	return	assets,	to	(loss)
	Net asset	Net	unrealized	Total				value,	at net	end of	average	to
	value,	investment	gain (loss)	from	From			end	asset	period	net	average	Portfolio
	beginning	income	on	investment	net	Total	Redemption	of	value	(in	assets (%)	net assets	turnover
Period ended	of period	(loss) (a)	investments	operations	income	distributions	fees	period	(%) (b)	thousands)	(c)	(%)	(%)
CLASS A
September 30,
2007	$13.03	.57 (d)	.12	.69	(.55)	(.55)	— (e)	$13.17	5.41	$968,106	.99 (d)	4.37 (d)	252.54 (g)
September 30,
2006	13.15	.52	(.10)	.42	(.54)	(.54)	— (e)	13.03	3.30	1,068,197	.94 (f)	4.02 (f)	579.42 (g)
September 30,
2005	13.24	.37	(.05)	.32	(.41)	(.41)	— (e)	13.15	2.43	1,255,038.94		2.83	781.82 (g)
September 30,
2004	13.20	.42	(.06)	.36	(.32)	(.32)	— (e)	13.24	2.81	1,441,252.94		3.24	198.47 (g)
September 30,
2003	13.22	.28	.05	.33	(.35)	(.35)	—	13.20	2.52	2,022,134.88		2.12	331.95 (h)
CLASS B
September 30,
2007	$12.96	.47 (d)	.12	.59	(.45)	(.45)	— (e)	$13.10	4.63	$84,146	1.74 (d)	3.62 (d)	252.54 (g)
September 30,
2006	13.08	.42	(.10)	.32	(.44)	(.44)	— (e)	12.96	2.52	132,827	1.69 (f)	3.29 (f)	579.42 (g)
September 30,
2005	13.17	.27	(.05)	.22	(.31)	(.31)	— (e)	13.08	1.64	205,275	1.69	2.07	781.82 (g)
September 30,
2004	13.12	.32	(.05)	.27	(.22)	(.22)	— (e)	13.17	2.12	297,159	1.69	2.46	198.47 (g)
September 30,
2003	13.15	.18	.04	.22	(.25)	(.25)	—	13.12	1.67	529,386	1.63	1.38	331.95 (h)
CLASS C
September 30,
2007	$13.01	.47 (d)	.12	.59	(.45)	(.45)	— (e)	$13.15	4.62	$16,713	1.74 (d)	3.62 (d)	252.54 (g)
September 30,
2006	13.13	.43	(.11)	.32	(.44)	(.44)	— (e)	13.01	2.50	15,985	1.69 (f)	3.28 (f)	579.42 (g)
September 30,
2005	13.22	.27	(.05)	.22	(.31)	(.31)	— (e)	13.13	1.64	19,784	1.69	2.08	781.82 (g)
September 30,
2004	13.17	.32	(.05)	.27	(.22)	(.22)	— (e)	13.22	2.08	26,181	1.69	2.44	198.47 (g)
September 30,
2003	13.20	.18	.04	.22	(.25)	(.25)	—	13.17	1.70	53,235	1.63	1.34	331.95 (h)
CLASS M
September 30,
2007	$13.02	.54 (d)	.11	.65	(.51)	(.51)	— (e)	$13.16	5.12	$27,563	1.24 (d)	4.12 (d)	252.54 (g)
September 30,
2006	13.13	.49	(.10)	.39	(.50)	(.50)	— (e)	13.02	3.10	31,087	1.19 (f)	3.78 (f)	579.42 (g)
September 30,
2005	13.23	.34	(.07)	.27	(.37)	(.37)	— (e)	13.13	2.08	39,845	1.19	2.58	781.82 (g)
September 30,
2004	13.18	.39	(.05)	.34	(.29)	(.29)	— (e)	13.23	2.61	50,649	1.19	2.99	198.47 (g)
September 30,
2003	13.20	.27	.02	.29	(.31)	(.31)	—	13.18	2.25	73,355	1.13	2.03	331.95 (h)
CLASS R
September 30,
2007	$13.02	.54 (d)	.12	.66	(.52)	(.52)	— (e)	$13.16	5.16	$627	1.24 (d)	4.12 (d)	252.54 (g)
September 30,
2006	13.14	.48	(.09)	.39	(.51)	(.51)	— (e)	13.02	3.04	396	1.19 (f)	3.73 (f)	579.42 (g)
September 30,
2005	13.24	.35	(.07)	.28	(.38)	(.38)	— (e)	13.14	2.14	166	1.19	2.60	781.82 (g)
September 30,
2004	13.20	.39	(.06)	.33	(.29)	(.29)	— (e)	13.24	2.54	44	1.19	2.98	198.47 (g)
September 30,
2003 †	13.22	.18	(.02)	.16	(.18)	(.18)	—	13.20	1.23 *	1	.78 *	1.30 *	331.95 (h)
CLASS Y
September 30,
2007	$13.00	.60 (d)	.11	.71	(.58)	(.58)	— (e)	$13.13	5.64	$4,458	.74 (d)	4.62 (d)	252.54 (g)
September 30,
2006	13.12	.55	(.09)	.46	(.58)	(.58)	— (e)	13.00	3.60	4,542	.69 (f)	4.23 (f)	579.42 (g)
September 30,
2005	13.22	.40	(.06)	.34	(.44)	(.44)	— (e)	13.12	2.64	12,603.69		3.05	781.82 (g)
September 30,	13.18	.46	(.06)	.40	(.36)	(.36)	— (e)	13.22	3.09	26,829.69		3.45	198.47 (g)

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2004
September 30,
2003	13.21	.31	.04	.35	(.38)	(.38)	—	13.18	2.73	52,590.63	2.39	331.95 (h)

* Not annualized.

† For the period January 21, 2003 (commencement of operations) to September 30, 2003.

(a) Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.

(b) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(c) Includes amounts paid through expense offset arrangements.

(d) Reflects an involuntary contractual expense limitation and waivers of certain fund expenses in connection with investments in Putnam Prime Money Market Fund in effect during the period. As a result of such limitations and waivers, the expenses of each class reflect a reduction of the following amounts:

Percentage
of average
net assets

September 30, 2007	0.01%

(e) Amount represents less than $0.01 per share.

(f) Reflects a non-recurring reimbursement from Putnam Investments relating to the calculation of certain amounts paid by the fund to Putnam in previous years for transfer agent services, which amounted to less than $0.01 per share and 0.02% of average net assets for the period ended September 30, 2006.

(g) Portfolio turnover excludes dollar roll transactions.

(h) Portfolio turnover excludes certain treasury note transactions executed in connection with a short-term trading strategy. The accompanying notes are an integral part of these financial statements.

The following financial documents are omitted in this translation but contained in the original Japanese SRS:

Report of independent registered public accounting firm for the fiscal year ended September 30, 2007

Report of independent registered public accounting firm for the fiscal year ended September 30, 2006

Statement of assets and liabilities for the fiscal year ended September 30, 2007

Statement of operations for the fiscal year ended September 30, 2007

Statement of changes in net assets for the fiscal year ended September 30, 2007

Notes to financial statements for the fiscal year ended September 30, 2007

Portfolio of investments owned dated September 30, 2007

Statement of assets and liabilities for the fiscal year ended September 30, 2006

Statement of operations for the fiscal year ended September 30, 2006

Statement of changes in net assets for the fiscal year ended September 30, 2006

Notes to financial statements for the fiscal year ended September 30, 2006

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2 PRESENT CONDITION OF THE FUND

Statement of Net Assets

			(As of the end of January 2008)

		USD	JPY (in thousands)

Total Assets		3,093,672,924	329,166,799

Total Liabilities		1,724,323,921	183,468,065

Total Net Assets (I-II)		1,369,349,003	145,698,734

Total Number of Shares	Class A	86,606,342	Shares
Outstanding	Class B	8,704,798	Shares
	Class C	2,217,125	Shares
	Class M	2,385,594	Shares
	Class R	132,139	Shares
	Class Y	898,107	Shares

Net Asset Value	Class A	13.57	¥1,444
per Share (III/IV)	Class B	13.50	¥1,436
	Class C	13.55	¥1,442
	Class M	13.57	¥1,444
	Class R	13.56	¥1,443
	Class Y	13.54	¥1,441

V Record of Sales and Repurchases

Record of sales and repurchases during the following fiscal years and number of outstanding Shares of the Fund as of the end of such fiscal years are as follows:

	Number of Shares	Number of Shares	Number of
	Sold	Repurchased	Outstanding Shares

4th Fiscal Year	19,422,018	7,720,736	12,305,014
(10/1/97-9/30/98)	(18,344,600)	(7,230,200)	(11,114,400)

5th Fiscal Year	2,833,549	4,509,265	10,629,298
(10/1/98-9/30/99)	(1,710,900)	(3,635,550)	(9,189,750)

6th Fiscal Year	1,584,348	4,620,645	7,593,001
(10/1/99-9/30/00)	(679,000)	(3,497,820)	(6,370,930)

7th Fiscal Year	8,761,170	5,324,572	11,029,599
(10/1/00-9/30/01)	(5,822,700)	(3,425,670)	(8,767,960)

8th Fiscal Year	6,552,907	4,555,886	13,026,620
(10/1/01-9/30/02)	(4,563,800)	(2,787,790)	(10,543,970)

9th Fiscal Year	2,881,486	10,340,528	5,567,578
(10/1/02-9/30/03)	(1,175,000)	(7,664,070)	(4,054,900)

10th Fiscal Year	699,029	2,437,251	3,829,356
(10/1/03-9/30/04)	(99,500)	(1,090,250)	(3,064,150)

11th Fiscal Year	306,439	1,102,106	3,033,689
(10/1/04-9/30/05)	(46,500)	(616,400)	(2,494,250)

12th Fiscal Year	590,785	1,236,078	2,388,396
(10/1/05-9/30/06)	(11,300)	(539,900)	(1,965,650)

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13th Fiscal Year	130,932	424,856	2,094,472
(10/1/06-9/30/07)	(61,100)	(285,900)	(1,740,850)

Note: The number of Shares sold, repurchased and outstanding in the parentheses represents those sold, repurchased and outstanding in Japan. The Shares have been sold in Japan since December 4, 1997.

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PART III. SPECIAL INFORMATION

I. OUTLINE OF THE INVESTMENT MANAGEMENT COMPANY

1 OUTLINE OF THE INVESTMENT MANAGEMENT COMPANY

The description in this item is same as the description in “Part II. Information Concerning Fund, I. Description of the Fund, 1. Nature of the Fund, (2) Structure of the Fund, C. Investment Management Company” above.

2 SUMMARY OF BUSINESS LINES AND BUSINESS OPERATIONS

The Investment Management Company is engaged in the business of providing investment management and investment advisory services to mutual funds. As of January 31, 2008, the Investment Management Company managed, advised, and/or administered the following 102 funds and fund portfolios (having an aggregate net asset value over $107 billion).

			(As of the end of January 2008)

Name of	Principal Characteristics	Number of	Total Net Asset Value
Country		the Funds	($ million)

U.S.A.	Closed End Type Bond Fund	8	US$3,456.62
			(JPY367.8 billion)

U.S.A.	Open End Type Balanced Fund	13	US$27,155.94
			(JPY2,889.4 billion)

U.S.A.	Open End Type Bond Fund	30	US$33,226.12
			(JPY3,535.3 billion)

U.S.A.	Open End Type Equity Fund	51	US$43,247.50
			(JPY4,601.5 billion)

		102	US$107,086.19
			(JPY11,394.0 billion)

3 FINANCIAL CONDITIONS OF THE INVESTMENT MANAGEMENT COMPANY

Deloitte & Touche LLP (the independent auditor of the Investment Management Company) is responsible for the contents of this part.

Japanese translation of fiscal 2006 and 2005 are attached to the Japanese version of the Securities Report.

4 RESTRICTIONS ON TRANSACTIONS WITH INTERESTED PARTIES:

Portfolio securities of the Fund may not be purchased from or sold or loaned to any Trustee of the Fund, Putnam Investment Management, LLC, acting as investment adviser of the Fund, or any affiliate thereof or any of their directors, officers, or employees, or any major shareholder thereof (meaning a shareholder who holds to the actual knowledge of the Investment Management Company, on his own account whether in his own or other name (as well as a nominee’s name), 10% or more of the total issued outstanding shares of such a company) acting as principal or for their own account unless the transaction is made within the investment restrictions set forth in the Fund’s prospectus and either (i) at a price determined by current publicly available quotations (including a dealer quotation) or (ii) at competitive prices or interest

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rates prevailing from time to time on internationally recognized securities markets or internationally recognized money markets (including a dealer quotation).

5 MISCELLANEOUS

(1) Election and Removal of Directors

Directors of the Investment Management Company are elected to office or removed from office by vote of either stockholders or directors, in accordance with Articles of Organization and ByLaws of the Investment Management Company.

(2) Election and Removal of Officers

Officers are elected by the Board of Directors. The Board of Directors may remove any officer without cause.

(3) Supervision by SEC of Changes in Directors and Certain Officers

The Investment Management Company files certain reports with the SEC in accordance with Sections 203 and 204 of the Investment Advisers Act of 1940, which reports list and provide certain information relating to directors and officers of the Investment Management Company.

Under Section 9 (b) of the 1940 Act, the SEC may prohibit the directors and officers from remaining in office if the SEC judges that such directors and officers have wilfully violated any provision of the federal securities law.

(4) Amendment to the Limited Liability Company Agreement, Transfer of Business and Other Important Matters.

A. The Limited Liability Company Agreement may be amended, under Delaware Law, by appropriate Members’ vote.

B. Under the Limited Liability Company Agreement, transfer of business requires a vote of all Members entitled to vote thereon.

C. The Investment Management Company has no direct subsidiaries.

(5) Litigation, etc.

Regulatory matters and litigation.

In late 2003 and 2004, the Investment Management Company settled charges brought by the SEC and the Massachusetts Securities Division in connection with excessive short-term trading in Putnam funds. Payments from The Investment Management Company will be distributed to certain open-end Putnam funds and their shareholders. These allegations and related matters have served as the general basis for certain lawsuits, including purported class action lawsuits against The Investment Management Company and, in a limited number of cases, some Putnam funds. The Investment Management Company believes that these lawsuits will have no material adverse effect on the funds or on The Investment Management Company’s ability to provide investment management services. In addition, The Investment Management Company has agreed to bear any costs incurred by the Putnam funds as a result of these matters.

The Investment Management Company and Putnam Retail Management are named as defendants in a civil suit in which the plaintiffs allege that the management and distribution fees paid by certain Putnam funds were excessive and seek recovery under the Investment Company Act of 1940. The Investment Management Company and Putnam Retail Management have contested the plaintiffs’ claims and the matter is currently pending in the U.S. District Court for

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the District of Massachusetts. Based on currently available information, The Investment Management Company believes that this action is without merit and that it is unlikely to have a material effect on The Investment Management Company’s and Putnam Retail Management’s ability to provide services to their clients, including the Fund.

II. OUTLINE OF THE OTHER RELATED COMPANIES

1 NAMES, AMOUNT OF CAPITAL AND DESCRIPTION OF BUSINESS

A. Putnam Fiduciary Trust Company (the Investor Servicing Agent)

(1) Amount of Capital:

U.S.$272,003,190 (approx JPY28.9 billion) as of January 31, 2008

(2) Description of Business:

Putnam Fiduciary Trust Company is a Massachusetts trust company and is a wholly-owned subsidiary of Putnam Investments, LLC, parent of the Investment Management Company. Putnam Fiduciary Trust Company has been providing paying agent and shareholder service agent services to mutual funds, including the Fund, since its inception and custody services since 1990. Effective January 1, 2007, the Fund retained State Street Bank and Trust Company as its custodian.

B. State Street Bank and Trust Company (the Custodian

(1) Amount of Capital:

U.S.$11.3 billion (approx. JPY1,202.3 billion) as of December 31, 2007

(2) Description of Business:

State Street Bank and Trust Company is a Massachusetts trust company and a principal bank subsidiary of State Street Corporation, which is a financial holding company organized under the laws of the Commonwealth of Massachusetts.

C. Putnam Retail Management Limited Partnership (the Principal Underwriter)

(1) Amount of Capital:

U.S.$60,550,128 (approx. JPY6.4 billion) as of January 31, 2008

(2) Description of Business:

Putnam Retail Management Limited Partnership is the Principal Underwriter of the shares of Putnam funds, including the Fund.

D. Mitsubishi UFJ Securities Co., Ltd. (Distributor in Japan and Agent Financial Instruments Company)

(1) Amount of Capital:

JPY65.518 billion as of January 31, 2008

(2) Description of Business:

Mitsubishi UFJ Securities Co., Ltd. engages in the type 1 financial instrument business under the Financial Instruments and Exchange Law.

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2 OUTLINE OF BUSINESS RELATIONSHIP WITH THE FUND

A. Putnam Fiduciary Trust Company (the Investor Servicing Agent)

Putnam Fiduciary Trust Company provides transfer agent services and shareholder services to the Fund.

B. State Street Bank and Trust Company (the Custodian)

State Street Bank and Trust Company provides custody services for the Fund’s assets to the Fund.

C. Putnam Retail Management Limited Partnership (the Principal Underwriter)

Putnam Retail Management Limited Partnership provides marketing services to the Fund.

D. Mitsubishi UFJ Securities Co., Ltd. (Distributor in Japan and Agent Financial Instruments Company)

The Company acts as a Distributor in Japan and Agent Financial Instruments Company for the Fund in connection with the offering of shares in Japan.

3 CAPITAL RELATIONSHIPS

100% of the interest in Putnam Investment Management, LLC, Putnam Fiduciary Trust Company and Putnam Retail Management Limited Partnership are held by Putnam Investments, LLC.

III. OUTLINE OF THE SYSTEM OF INVESTMENT TRUSTS IN MASSACHUSETTS

Below is an outline of certain general information about open-end U.S. investment companies. This outline is not intended to provide comprehensive information about such investment companies or the various laws, rules or regulations applicable to them, but provides only a brief summary of certain information that may be of interest to investors. The discussion below is qualified in its entirety by the complete registration statement of the Fund and the full text of any referenced statutes and regulations.

1 Massachusetts Business Trusts

A. General Information

Many investment companies are organized as Massachusetts business trusts. A Massachusetts business trust is organized pursuant to a declaration of trust, setting out the general rights and obligations of the shareholders, trustees, and other related parties. Generally, the trustees of the trust oversee its business, and its officers and agents manage its day-to-day affairs.

Chapter 182 of the Massachusetts General Laws applies to certain “voluntary associations,” including many Massachusetts business trusts. Chapter 182 provides for, among other things, the filing of the declaration of trust with the Secretary of State of the Commonwealth of Massachusetts and the filing by the trust of an annual statement regarding, among other things, the number of its shares outstanding and the names and addresses of its trustees.

B. Shareholder Liability

Under Massachusetts law, shareholders could, under certain circumstances, be held personally liable for the obligations of a trust. Typically, a declaration of trust disclaims shareholder liability for acts or obligations of the trust and provides for indemnification out of trust property for all loss

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and expense of any shareholder held personally liable for the obligations of a trust. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which a particular trust would be unable to meet its obligations.

2 United States Investment Company Laws and Enforcement

A. General

In the United States, pooled investment management arrangements which offer shares to the public are governed by a variety of federal statutes and regulations. Most mutual funds are subject to these laws. Among the more significant of these statutes are:

(a) Investment Company Act of 1940

The Investment Company Act of 1940, as amended (the “1940 Act”), in general, requires investment companies to register as such with the U.S. Securities and Exchange Commission (the “SEC”), and to comply with a number of substantive regulations of their operations. The 1940 Act requires an investment company, among other things, to provide periodic reports to its shareholders.

(b) Securities Act of 1933

The Securities Act of 1933, as amended (the “1933 Act”), regulates many sales of securities. The Act, among other things, imposes various registration requirements upon sellers of securities and provides for various liabilities for failure to comply with its provisions or in respect of other specified matters.

(c) Securities Exchange Act of 1934

The Securities Exchange Act of 1934, as amended (the “1934 Act”), regulates a variety of matters involving, among other things, the secondary trading of securities, periodic reporting by the issuers of securities, and certain of the activities of transfer agents and brokers and dealers.

(d) The Internal Revenue Code

An investment company is an entity subject to federal income taxation under the Internal Revenue Code of 1986, as amended (the “Code”). However, under the Code, an investment company may be relieved of federal taxes on income and gains it distributes to shareholders if it qualifies as a “regulated investment company” under the Code for federal income tax purposes and meets all other necessary requirements.

(e) Other laws

The Fund is subject to the provisions of other laws, rules, and regulations applicable to the Fund or its operations, such as various state laws regarding the sale of the Fund’s shares.

B. Outline of the Supervisory Authorities

Among the regulatory authorities having jurisdiction over the Fund or certain of its operations are the SEC and state regulatory agencies or authorities.

(a) The SEC has broad authority to oversee the application and enforcement of the federal securities laws, including the 1940 Act, the 1933 Act, and the 1934 Act, among others, to the Fund. The 1940 Act provides the SEC broad authority to inspect the records of

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investment companies, to exempt investment companies or certain practices from the provisions of the Act, and otherwise to enforce the provisions of the Act.

(b) State authorities typically have broad authority to regulate the activities of brokers, dealers, or other persons directly or indirectly engaged in activities relating to the offering and sale of securities to their residents or within their jurisdictions.

C. Offering Shares to the Public

An investment company (“investment company” or “fund”) offering its shares to the public must meet a number of requirements, including, among other things, registration as an investment company under the 1940 Act; registration of the public sale of its shares under the 1933 Act; registration of the fund, the sale of its shares, or both, with state securities regulators; delivery of a current prospectus to current or prospective investors; and so forth. Many of these requirements must be met not only at the time of the original offering of the fund’s shares, but compliance must be maintained or updated from time to time throughout the life of the fund.

D. Ongoing Requirements

Under U.S. law, a fund that continuously offers its shares is subject to numerous ongoing requirements, including, but not limited to;

(a) Updating its prospectus if it becomes materially inaccurate or misleading;

(b) Annual update of its registration statement (including the prospectus);

(c) Filing semi-annual and annual financial reports with the SEC and distributing them to shareholders;

(d) Annual trustee approval of investment advisory arrangements, distribution plans, underwriting arrangements, errors and omissions/director and officer liability insurance, foreign custody arrangements, and independent auditors;

(e) Maintenance of a code of ethics; and

(f) Periodic board review of certain fund transactions, dividend payments, and payments under a fund’s distribution plan.

3 Management of a Fund

The board of directors or trustees of a fund are responsible for generally overseeing the conduct of a fund’s business. The officers and agents of a fund are generally responsible for the day-today operations of a fund. The trustees and officers of a fund may or may not receive a fee for their services.

The investment adviser to a fund is typically responsible for implementing the fund’s investment program. The adviser typically receives a fee for its services based on a percentage of the net assets of a fund. Certain rules govern the activities of investment advisers and the fees they may charge. In the United States, investment advisers to investment companies must be registered under the Investment Advisers Act of 1940, as amended.

4 Share Information

A. Valuation

Shares of a fund are generally sold at the net asset value next determined after an order is received by a fund, plus any applicable sales charges. A fund normally calculates its net asset value per share by dividing the total value of its assets, less liabilities, by the number of its

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shares outstanding. Shares are typically valued as of the close of regular trading on the New York Stock Exchange (4:00 p.m., New York time) each day the NYSE is open.

The Fund values its investments for which market quotation are readily available at market value. It values all other investments and assets at then fair value. Market quotations are not considered to be readily available for many debt securities. These securities are generally valued at fair value on the basis of valuations provided by an independent pricing service approved by the fund’s Trustees or dealers selected by the Investment Management Company. Such services or dealers determine valuations for normal institutional-size trading units of such securities using information with respect to transactions in the bond being valued, market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities. The fair value determined for an investment may differ from recent market prices for the investment.

B. Redemption

Shareholders may generally sell shares of an open-end fund to that fund any day the fund is open for business at the net asset value next computed after receipt of the Shareholder’s order. Under unusual circumstances, a fund may suspend redemptions, or postpone payment for more than seven days, if permitted by U.S. securities laws. A fund may charge redemption fees as described in its prospectus.

C. Transfer agency

The transfer agent for a fund typically processes the transfer of shares, redemption of shares, and payment and/or reinvestment of distributions.

5 Shareholder Information, Rights and Procedures for the Exercise of Such Rights

A. Voting Rights

Voting rights vary from fund to fund. In the case of many funds organized as Massachusetts business trusts, shareholders are entitled to vote on the election of trustees, approval of investment advisory agreements, underwriting agreements, and distribution plans (or amendments thereto), certain mergers or other business combinations, and certain amendments to the declaration of trust. Shareholder approval is also required to modify or eliminate a fundamental investment policy.

B. Dividends

Shareholders are typically entitled to receive dividends when and if declared by a fund’s trustees. In declaring dividends, the trustees will normally set a record date, and all shareholders of record on that date will be entitled to receive the dividend paid.

C. Dissolution

Shareholders would normally be entitled to receive the net assets of a fund which were liquidated in accordance with the proportion of the fund’s outstanding shares he or she owns.

D. Transferability

Shares of a fund are typically transferable without restriction.

E. Right to Inspection

Shareholders of a Massachusetts business trust have the right to inspect the records of the trust as provided in the declaration of trust or as otherwise provided by applicable law.

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6 Tax Matters

The following is a brief summary of some of the important United States federal (and, where noted, state) income tax consequences affecting the Fund’s shareholders who are not treated as “United States persons” under the Code, and who are not engaged in the conduct of a trade or business in the United States. Such shareholders are referred to in this discussion as “non-U.S. shareholders.” Shareholders who are treated as United States persons or hold Fund shares in connection with the conduct of a trade or business in the United States should consult the tax discussion in the Fund’s Prospectus and Statement of Additional Information. Shareholders residing in Japan should consult “Tax Treatment of Shareholders in Japan” of the Annual Report for information regarding the Japanese tax consequences of investing in shares of the Fund. The following discussion is very general and subject to change. Therefore, prospective investors are urged to consult their own tax advisors about the impact an investment in the Fund may have on their own tax situations.

To ensure compliance with requirements imposed by the United States Internal Revenue Service, you are hereby notified that the United States tax advice contained herein (i) is written in connection with the promotion or marketing by the Fund of the transactions or matters addressed herein, and (ii) is not intended or written to be used, and cannot be used by any taxpayer, for the purpose of avoiding United States tax penalties. Each taxpayer should seek advice based on the taxpayer’s particular circumstances from an independent tax advisor.

(1) U.S. Taxation of the Fund

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Code.

As a regulated investment company qualifying to have its tax liability determined under Subchapter M, the Fund will not be subject to U.S. federal income tax on any of its net investment income or net realized capital gains that are distributed to its shareholders in a timely manner. In addition, as long as it qualifies as a regulated investment company under the Code, under present Massachusetts law, the Fund is not subject to any excise or income taxes in Massachusetts.

In order to qualify as a “regulated investment company” and to receive the favorable tax treatment accorded regulated investment companies and their shareholders, the Fund must, among other things,

(a) derive at least 90% of its gross income from (i) dividends, interest, payments with respect to certain securities loans, and gains from the sale of stock, securities and foreign currencies, or other income (including but not limited to gains from options, futures, or forward contracts) derived with respect to its business of investing in such stock, securities, or currencies and (ii) net income from interests in “qualified publicly traded partnerships” as defined below);

(b) diversify its holdings so that, at the close of each quarter of its taxable year, (i) at least 50% of the value of its total assets consists of cash, cash items, U.S. Government Securities, securities of other regulated investment companies and other securities limited generally with respect to any one issuer to not more than 5% of the total assets of the Fund and not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25 % of the value of the Fund’s total assets is invested (x) in the securities (other than those of the U.S. Government or other regulated investment companies) of any one issuer or of two or more issuers which the Fund controls and which are engaged in the same, similar or related trades or businesses, or (y) in the securities of one or more qualified publicly traded partnerships (as defined below). In the

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case of the Fund’s investments in loan participations, the Fund shall treat a financial intermediary as an issuer for the purposes of meeting this diversification requirement; and

(c) distribute with respect to each taxable year at least 90% of the sum of its taxable net investment income (as that term is defined in the Code without regard to the deduction for devidends paid – generally, taxable ordinary income and the excess, if any, of net short term capital gains over net long-term losses) and its net tax-exempt interest income.

In general, for purposes of the 90% gross income requirement described in paragraph (a) above, income derived from a partnership will be treated as qualifying income only to the extent such income is attributable to items of income of the partnership which would be qualifying income if realized by the regulated investment company. However, 100% of the net income derived from an interest in a “qualified publicly traded partnership” (defined as a partnership (i) interests in which are traded on an established securities market or readily tradable on a secondary market or the substantial equivalent thereof; (ii) at least 90% of the income of which comes from qualifying passive sources; and (iii) that derives less than 90% of its income from the qualifying income described in paragraph (a)(i) above) will be treated as qualifying income. In addition, although in general the passive loss rules of the Code do not apply to regulated investment companies, such rules do apply to a regulated investment company with respect to items attributable to an interest in a qualified publicly traded partnership. Finally, for purposes of paragraph (b) above, the term “outstanding voting securities of such issuer” will include the equity securities of a qualified publicly traded partnership.

If the Fund qualifies as a regulated investment company that is accorded special tax treatment, the Fund will not be subject to federal income tax on income paid to its shareholders in the form of dividends (including Capital Gain Dividends, as defined below).

If the Fund were to fail to qualify as a regulated investment company accorded special tax treatment in any taxable year, the Fund would be subject to tax on its taxable income at corporate rates, and all distributions from earnings and profits, including any distributions of net tax-exempt income and net long-term capital gains, would be taxable to shareholders as ordinary income. In addition, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying as a regulated investment company that is accorded special tax treatment.

If the Fund were to fail to distribute in a calendar year substantially all of its ordinary income for such year and substantially all of its capital gain net income for the one-year period ending October 31 (or later if the Fund is permitted so to elect and so elects), plus any retained amount from the prior year, the Fund would be subject to a 4% excise tax on the undistributed amounts. A dividend paid to shareholders by the Fund in January of a year generally is deemed to have been paid by the Fund on December 31 of the preceding year, if the dividend was declared and payable to shareholders of record on a date in October, November or December of that preceding year. The Fund intends generally to make distributions sufficient to avoid imposition of the 4% excise tax.

Capital Gain Dividends, as defined below are distributed after applying any available capital loss carryovers.

The Fund’s transactions in non-U.S. currencies, non-U.S. currency-denominated debt securities and certain non-U.S. currency options, futures contracts and forward contracts (and similar instruments) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the non-U.S. currency concerned.

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Investment by the Fund in “passive foreign investment companies” could subject the Fund to a U.S. federal income tax or other charge on the proceeds from the sale of its investment in such a company; however, this fund level tax can be avoided by making an election to mark such investments to market annually or to treat the passive foreign investment company as a “qualified electing fund”.

A “passive foreign investment company” is any non-U.S. corporation: (i) 75 percent or more of the income of which for the taxable year is passive income, or (ii) the average percentage of the assets of which (generally by value, but by adjusted tax basis in certain cases) that produce or are held for the production of passive income of at least 50 percent. Generally, passive income for this purpose means dividends, interest (including income equivalent to interest), royalties, rents, annuities, the excess of gains over losses from certain property transactions and commodities transactions, and non-U.S. currency gains. Passive income for this purpose does not include rents and royalties received by the non-U.S. corporation from active business and certain income received from related persons.

The Fund’s investment in securities issued at a discount and certain other obligations will (and investments in securities purchased at a discount may) require the Fund to accrue and distribute income not yet received. In order to generate sufficient cash to make the requisite distributions, the Fund may be required to sell securities in its portfolio that it otherwise would have continued to hold.

(2) U.S. Tax Treatment of Non-U.S. Citizens

Distributions from the Fund to non-U.S. shareholders will generally be subject to withholding of United States federal income tax at a rate of 30% unless an applicable income tax treaty reduces or eliminates the withholding tax and the non-U.S. shareholder complies with certain certification requirements. For residents of Japan, the withholding tax rate applicable to distributions from the Fund will generally be subject to withholding of United States federal income tax at a reduced rate of 10% under the United States-Japan tax treaty. Notwithstanding the above, distributions of properly designated Capital Gain Dividends, Interest-Related Dividends and Short-Term Capital Gain Dividends (all defined below) will generally not be subject to withholding of United States federal income tax.

Under U.S. federal tax law, a beneficial holder of shares who is a non-U.S. shareholder is not, in general, subject to U.S. federal income tax on gains (and is not allowed a deduction for losses) realized on the sale of shares of the Fund or on properly designated distributions of net capital gains from the sale of investments that a Fund owned for more than 12 months (a “Capital Gain Dividend”). However, a non-U.S. shareholder may be subject to U.S. federal income tax if (i) such gain or Capital Gain Dividend is effectively connected with the conduct of a trade or business carried on by such holder within the United States, or (ii) in the case of an individual holder, the holder is present in the United States for a period or periods aggregating 183 days or more during the year of the sale or Capital Gain Dividend and certain other conditions are met.

Effective for taxable years of a Fund beginning before January 1, 2008, a Fund was not required to withhold any amounts (i) with respect to distributions (other than distributions to a non-U.S. shareholder (w) that did not provide a satisfactory statement that the beneficial owner was not a U.S. person, (x) to the extent that the dividend was attributable to certain interest on an obligation if the non-U.S. shareholder was the issuer or was a 10% shareholder of the issuer, (y) that was within certain foreign countries that have inadequate information exchange with the United States, or (z) to the extent the dividend was attributable to interest paid by a person that was a related person of the non-U.S. shareholder and the non-U.S. shareholder was a controlled

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foreign corporation) from U.S.-source interest income that would not be subject to U.S. federal income tax if earned directly by an individual non-U.S. shareholder, to the extent such distributions were properly designated by the Fund (an “Interest-Related Dividend”), and (ii) with respect to distributions (other than distributions to an individual non-U.S. shareholder who was present in the United States for a period or periods aggregating 183 days or more during the year of the distribution) of net short-term capital gains in excess of net long-term capital losses, to the extent such distributions are properly designated by the Fund (a “Short-Term Capital Gain dividend”). Pending legislation would extend the exemption from withholding for interest-related and short-term capital gain distributions for one year, i.e. for taxable years beginning before January 1, 2009. This legislation was not enacted in 2007. At the time of this filing it is unclear whether such legislation will be enacted in 2008. Whether or not such legislation is enacted, the Fund may opt not to designate dividends as Interest-related or Short-term Capital Gain Dividends to the full extent provided by the Code. As noted above, Capital Gain Dividends are not subject to withholding of U.S. federal income tax.

Under the backup withholding rules, the Fund generally is required to withhold and remit to the U.S. Treasury a percentage of the taxable dividends and other distributions paid to and proceeds of share sales, exchanges, or redemptions made by any individual shareholder who fails to furnish the Fund with a correct taxpayer identification number, who has under-reported dividends or interest income, or who fails to certify to the Fund that he or she is a United States person and is not subject to such withholding. The backup withholding tax rate is 28% for amounts paid through 2010. Unless additional legislation is passed, after 2010 the rate will be 31%. Distributions will not be subject to backup withholding to the extent they are subject to the withholding of United States federal income tax.

7 Important Participants in Offering of Mutual Fund Shares

(1) Investment Company

Certain pooled investment vehicles qualify as investment companies under the 1940 Act. There are open-end investment companies (those which offer redeemable securities) and closed-end investment companies (any others).

(2) Investment Adviser/Administrator

The investment adviser is typically responsible for the implementation of an investment company’s investment program. It, or another affiliated or unaffiliated entity, may also perform certain record keeping and administrative functions.

(3) Underwriter

An investment company may appoint one or more principal underwriters for its shares. The activities of such a principal underwriter are generally governed by a number of legal regimes, including, for example, the 1940 Act, the 1933 Act, the 1934 Act, and state laws.

(4) Transfer Agent

A transfer agent performs certain bookkeeping, data processing, and administrative services pertaining to the maintenance of shareholder accounts. A transfer agent may also handle the payment of any dividends declared by the trustees of a fund.

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(5) Custodian

A custodian’s responsibilities may include, among other things, safeguarding and controlling a fund’s cash and securities, handling the receipt and delivery of securities, and collecting interest and dividends on a fund’s investments.

IV. REFERENCE INFORMATION

The following documents concerning the Fund were filed with the Director of Kanto Local Finance Bureau of Japan.

March 16, 2007	Amendment to Securities Registration Statement
Extraordinary Report

March 30, 2007:	Securities Registration Statement
Securities Report (The 12th Fiscal Year)

June 29, 2007	Semi-annual Report (During the 13th Term)
Amendment to Securities Registration Statement
Extraordinary Report

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